Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® U.S. Bond Index Fund
November 30, 2025
ZUB-NPRT1-0126
1.9881609.108
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	300,000	300,322
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	200,000	207,336
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	380,000	380,429
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	180,000	181,673
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	111,000	109,561
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	280,000	263,189
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	52,880	53,065
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	700,000	702,209
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	75,844	75,824
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	246,443	247,485
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,000,000	1,008,531
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	220,000	222,848
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	690,000	691,131
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	315,000	314,934
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	600,000	620,791
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	800,000	893,672
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	251,117
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	420,000	420,583
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	821,000	822,925
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	144,574	144,880
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	700,000	707,660
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	410,000	411,421
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	180,000	181,421
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	210,946	211,247
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	110,000	110,113
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	700,000	702,785
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	510,000	515,412
Hyundai Auto Receivables Trust Series 2022-C Class A3, 5.39% 6/15/2027	58,589	58,737
Hyundai Auto Receivables Trust Series 2023-A Class A3, 4.58% 4/15/2027	106,902	106,993
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	800,000	803,213
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	150,000	151,851
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	660,000	660,157
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	100,000	101,129
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	470,000	470,752
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	460,000	464,340
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	690,000	690,207
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	145,000	146,500
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	270,000	270,686
TOTAL UNITED STATES		14,677,129
TOTAL ASSET-BACKED SECURITIES (Cost $14,579,430)		14,677,129

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	274,435
Capital One NA 2.7% 2/6/2030	500,000	471,299
KeyBank NA/Cleveland OH 5.85% 11/15/2027	710,000	731,795
Morgan Stanley Bank NA 4.952% 1/14/2028 (b)	730,000	736,408
PNC Bank NA 3.1% 10/25/2027	310,000	305,867
Truist Bank 4.136% 10/23/2029 (b)	500,000	499,617

TOTAL BANK NOTES (Cost $3,004,708)		3,019,421

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.2%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	56,158	55,893
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	380,000	339,566
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	700,000	624,694
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	300,000	274,843
BANK Series 2022-BNK41 Class A4, 3.7894% 4/15/2065 (b)	950,000	911,856
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	1,440,000	1,483,380
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	560,000	577,218
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	447,679	410,318
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	450,000	402,242
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	300,000	270,282
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	550,000	497,645
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057 (b)	1,885,000	2,035,729
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	900,000	924,143
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	1,180,000	1,219,636
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	89,000	85,436
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	160,000	157,440
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	350,000	311,318
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	450,000	406,535
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	500,000	533,372
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	550,000	576,624
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	300,000	280,883
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	140,000	149,733
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	2,245,000	2,403,656
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	480,000	477,335
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	248,728
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	240,000	240,572
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	200,000	189,540
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	189,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	302,115	299,423
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	250,000	247,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	570,000	564,397
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	165,000	162,933
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	430,000	416,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	760,000	714,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	640,000	573,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	710,000	636,304
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	430,000	385,047
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	70,000	62,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	540,000	483,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	450,000	406,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	180,000	164,476
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	540,000	491,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	540,000	487,205
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	650,000	578,143
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	1,090,000	980,353
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,900,000	1,713,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	2,500,000	2,285,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	500,000	504,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,400,000	1,420,066
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	600,000	599,477
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	500,000	508,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	950,000	997,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,110,000	1,126,201
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	850,000	864,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	840,000	854,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	120,000	121,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (b)	500,000	503,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,800,000	1,825,996
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	300,000	283,104
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	28,061	27,599
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	427,639
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class A3, 2.698% 2/15/2053	150,000	140,667
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	275,000	246,534
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	864,000	890,827
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	180,000	195,951
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	339,326
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	189,801
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	500,000	478,414
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	135,000	126,664
TOTAL UNITED STATES		40,604,562
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $41,438,416)		40,604,562

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	880,000	894,802
Province of Alberta 1.3% 7/22/2030	360,000	322,497
Province of Alberta 3.3% 3/15/2028	225,000	223,234
Province of Alberta 4.5% 1/24/2034	120,000	122,748
Province of British Columbia 4.2% 7/6/2033	360,000	361,081
Province of British Columbia 4.8% 6/11/2035	800,000	825,444
Province of British Columbia 4.9% 4/24/2029	500,000	519,974
Province of Manitoba 4.9% 5/31/2034	190,000	196,310
Province of Ontario 1.125% 10/7/2030	1,111,000	981,161
Province of Ontario 4.45% 11/20/2035	1,000,000	1,005,664
Province of Ontario 4.7% 1/15/2030	250,000	259,225
Province of Quebec 1.9% 4/21/2031	600,000	542,585
Province of Quebec 2.75% 4/12/2027	320,000	315,864
Province of Quebec 3.625% 4/13/2028	510,000	509,900
Province of Quebec 4.25% 9/5/2034	130,000	129,657
Province of Quebec 4.625% 8/28/2035	450,000	459,043
TOTAL CANADA		7,669,189
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	1,330,000	1,155,770
Chilean Republic 3.24% 2/6/2028	200,000	196,400
Chilean Republic 3.625% 10/30/2042	394,000	324,656
Chilean Republic 4.95% 1/5/2036	290,000	294,060
Chilean Republic 5.65% 1/13/2037	1,000,000	1,061,750
TOTAL CHILE		3,032,636
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	110,000	129,641
INDONESIA - 0.1%
Indonesia Government 1.85% 3/12/2031	460,000	404,455
Indonesia Government 2.85% 2/14/2030	200,000	189,000
Indonesia Government 3.35% 3/12/2071	270,000	178,538
Indonesia Government 3.4% 9/18/2029	360,000	350,663
Indonesia Government 3.5% 2/14/2050	400,000	295,750
Indonesia Government 3.85% 10/15/2030	750,000	737,109
Indonesia Government 4.1% 4/24/2028	240,000	240,525
Indonesia Government 4.35% 1/11/2048	250,000	217,063
Indonesia Government 4.45% 4/15/2070	150,000	123,322
Indonesia Government 4.9% 4/16/2036	1,010,000	1,012,020
Indonesia Government 5.25% 1/15/2030	300,000	311,531
Indonesia Government 5.6% 1/15/2035	300,000	318,750
TOTAL INDONESIA		4,378,726
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	760,000	744,086
Israel Government 3.375% 1/15/2050	475,000	324,426
Israel Government 4.5% 1/30/2043	200,000	178,273
Israel Government 5.375% 2/19/2030	350,000	362,067
Israel Government 5.375% 3/12/2029	200,000	205,986
Israel Government 5.5% 3/12/2034	200,000	207,985
Israel Government 5.625% 2/19/2035	760,000	797,816
Israel Government 5.75% 3/12/2054	430,000	419,426
TOTAL ISRAEL		3,240,065
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	400,000	384,700
Italian Republic 3.875% 5/6/2051	600,000	452,371
TOTAL ITALY		837,071
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	179,100
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	570,000	563,985
Korean Republic 3.625% 10/29/2030	500,000	498,401
TOTAL KOREA (SOUTH)		1,062,386
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034	1,226,000	1,063,555
United Mexican States 4.5% 1/31/2050	1,920,000	1,476,480
United Mexican States 4.6% 2/10/2048	270,000	212,458
United Mexican States 4.75% 3/22/2031	1,600,000	1,581,600
United Mexican States 4.75% 4/27/2032	200,000	195,800
United Mexican States 5% 4/27/2051	1,195,000	976,315
United Mexican States 5.55% 1/21/2045	560,000	521,220
United Mexican States 5.85% 7/2/2032	1,737,000	1,792,584
United Mexican States 6% 5/13/2030	400,000	420,300
United Mexican States 6.05% 1/11/2040	120,000	120,180
United Mexican States 6.35% 2/9/2035	430,000	453,048
United Mexican States 6.625% 1/29/2038	370,000	390,350
United Mexican States 7.375% 5/13/2055	290,000	317,840
TOTAL MEXICO		9,521,730
PANAMA - 0.1%
Panamanian Republic 3.16% 1/23/2030	800,000	744,400
Panamanian Republic 3.87% 7/23/2060	200,000	131,600
Panamanian Republic 4.5% 4/16/2050	400,000	304,100
Panamanian Republic 4.5% 5/15/2047	240,000	188,880
Panamanian Republic 6.4% 2/14/2035	480,000	500,549
Panamanian Republic 6.7% 1/26/2036	240,000	254,760
Panamanian Republic 7.875% 3/1/2057	600,000	694,856
TOTAL PANAMA		2,819,145
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	420,000	349,650
Peruvian Republic 2.78% 12/1/2060	810,000	456,638
Peruvian Republic 3.55% 3/10/2051	250,000	179,250
Peruvian Republic 5.375% 2/8/2035	290,000	298,156
Peruvian Republic 5.5% 3/30/2036	370,000	379,990
Peruvian Republic 6.2% 6/30/2055	370,000	387,760
Peruvian Republic 6.55% 3/14/2037	275,000	306,900
TOTAL PERU		2,358,344
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	610,000	410,225
Philippine Republic 2.95% 5/5/2045	370,000	263,440
Philippine Republic 3% 2/1/2028	200,000	195,750
Philippine Republic 3.95% 1/20/2040	300,000	267,000
Philippine Republic 4.75% 3/5/2035	1,000,000	1,003,750
Philippine Republic 5.17% 10/13/2027	1,200,000	1,224,912
Philippine Republic 5.25% 5/14/2034	400,000	416,875
Philippine Republic 5.5% 1/17/2048	200,000	202,750
Philippine Republic 5.9% 2/4/2050	300,000	318,600
Philippine Republic 6.375% 10/23/2034	130,000	146,375
Philippine Republic 9.5% 2/2/2030	170,000	204,425
TOTAL PHILIPPINES		4,654,102
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	560,000	572,589
Republic of Poland 4.875% 10/4/2033	260,000	264,204
Republic of Poland 4.875% 2/12/2030	400,000	412,800
Republic of Poland 5.125% 9/18/2034	300,000	308,475
Republic of Poland 5.375% 2/12/2035	400,000	416,484
Republic of Poland 5.5% 3/18/2054	400,000	389,700
Republic of Poland 5.5% 4/4/2053	260,000	252,192
Republic of Poland 5.75% 11/16/2032	200,000	215,220
TOTAL POLAND		2,831,664
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	130,000	115,180
Uruguay Republic 4.375% 1/23/2031	270,000	274,008
Uruguay Republic 4.375% 10/27/2027	93,333	93,660
Uruguay Republic 4.975% 4/20/2055	462,000	426,195
Uruguay Republic 5.1% 6/18/2050	100,000	95,700
Uruguay Republic 5.442% 2/14/2037	1,000,000	1,047,520
Uruguay Republic 7.625% 3/21/2036	130,000	158,080
TOTAL URUGUAY		2,210,343
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $46,430,018)		44,924,142

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	280,000	187,517
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	112,000	102,876
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	60,000	50,708
State of California 7.5% 4/1/2034	980,000	1,153,862
State of California 7.55% 4/1/2039	360,000	443,199
State of California 7.6% 11/1/2040	350,000	435,488
State of California Gen. Oblig. 3.5% 4/1/2028	175,000	174,339
		2,360,472
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	700,000	460,574
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	150,000	100,853
		561,427
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	325,000	350,099
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	55,000	64,139
City of Los Angeles Department of Airports Customer Facility Charge Revenue (Los Angeles CA Dept Arpts Rev Proj.) 4.242% 5/15/2048 (Assured Guaranty Inc Insured)	300,000	263,581
		677,819
TOTAL CALIFORNIA		3,787,235
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	300,000	317,132
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	75,000	54,746
Illinois - 0.1%
General Obligations - 0.1%
Illinois St 7.35% 7/1/2035	71,429	77,931
Illinois St Gen. Oblig. 5.1% 6/1/2033	654,412	671,579
		749,510
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	300,000	338,550
TOTAL ILLINOIS		1,088,060
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	140,000	140,797
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St 5.456% 12/1/2039	145,000	150,652
Water & Sewer - 0.0%
Massachusetts St Wtr Res Auth Series 2021C, 2.823% 8/1/2041	300,000	244,207
TOTAL MASSACHUSETTS		394,859
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	180,000	144,857
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	77,530
TOTAL MICHIGAN		222,387
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	210,000	173,499
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	140,000	163,751
New Jersey Turnpike Authority 7.414% 1/1/2040	320,000	385,919
		549,670
TOTAL NEW JERSEY		549,670
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	70,000	67,231
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	300,000	198,167
		265,398
TOTAL NEW JERSEY,NEW YORK		265,398
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	280,000	303,796
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	300,000	255,658
Transportation - 0.0%
Metropolitan Transn Auth NY Rv Series 2010E, 6.814% 11/15/2040	70,000	79,719
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	280,000	295,043
TOTAL NEW YORK		934,216
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	150,000	106,000
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	170,000	203,674
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 4.427% 2/1/2042	300,000	279,949
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	70,000	71,174
		351,123
General Obligations - 0.0%
Texas State 4.681% 4/1/2040	300,000	291,139
Texas State Gen. Oblig. Series 2015 C, 3.738% 10/1/2031	190,000	188,059
		479,198
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	300,000	208,997
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	100,000	88,487
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	15,647
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	250,000	184,665
		288,799
TOTAL TEXAS		1,328,117
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	210,000	132,636
TOTAL MUNICIPAL SECURITIES (Cost $10,883,152)		9,698,426

Non-Convertible Corporate Bonds - 26.4%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	340,000	343,465
National Australia Bank Ltd/New York 4.9% 6/13/2028	300,000	307,552
National Australia Bank Ltd/New York 4.944% 1/12/2028	250,000	255,832
Westpac Banking Corp 1.953% 11/20/2028	170,000	161,199
Westpac Banking Corp 3.02% 11/18/2036 (b)	180,000	162,858
Westpac Banking Corp 3.133% 11/18/2041	100,000	76,757
Westpac Banking Corp 3.35% 3/8/2027	670,000	666,544
Westpac Banking Corp 4.043% 8/26/2027	230,000	231,085
Westpac Banking Corp 4.11% 7/24/2034 (b)	500,000	492,709
Westpac Banking Corp 4.322% 11/23/2031 (b)	270,000	269,612
Westpac Banking Corp 4.354% 7/1/2030	290,000	294,032
Westpac Banking Corp 5.405% 8/10/2033 (b)	100,000	103,799
Westpac Banking Corp 5.618% 11/20/2035 (b)	100,000	104,062
Westpac Banking Corp 6.82% 11/17/2033	100,000	112,510
		3,582,016
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.125% 2/24/2042	225,000	197,132
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	400,000	406,716
BHP Billiton Finance USA Ltd 5% 2/15/2036	200,000	203,843
BHP Billiton Finance USA Ltd 5% 9/30/2043	151,000	145,126
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	330,000	344,451
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	230,000	239,401
BHP Billiton Finance USA Ltd 5.5% 9/8/2053	50,000	50,711
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	120,000	125,101
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	390,000	246,036
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	324,000	327,100
Rio Tinto Finance USA PLC 4.875% 3/14/2030	380,000	391,135
Rio Tinto Finance USA PLC 5% 3/9/2033	200,000	206,553
Rio Tinto Finance USA PLC 5.25% 3/14/2035	420,000	435,727
Rio Tinto Finance USA PLC 5.75% 3/14/2055	245,000	253,661
		3,572,693
TOTAL AUSTRALIA		7,154,709
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	200,000	199,855
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	100,000	94,182
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	220,000	219,841
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	100,000	93,855
Anheuser-Busch InBev Worldwide Inc 4.35% 6/1/2040	180,000	166,273
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,195,000	1,048,074
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	487,000	441,782
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	230,000	223,529
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	380,000	398,297
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	400,000	407,000
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	370,000	385,769
Anheuser-Busch InBev Worldwide Inc 5.875% 6/15/2035	180,000	198,736
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	110,000	143,175

TOTAL BELGIUM		4,020,368
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	500,000	481,700
Vale Overseas Ltd 6.125% 6/12/2033	70,000	74,927
Vale Overseas Ltd 6.4% 6/28/2054	250,000	256,260
Vale Overseas Ltd 6.875% 11/21/2036	120,000	135,485
		948,372
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	320,000	301,728
Suzano Austria GmbH 3.125% 1/15/2032	250,000	222,938
Suzano Austria GmbH 6% 1/15/2029	230,000	236,670
		761,336
TOTAL BRAZIL		1,709,708
CANADA - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bell Canada 2.15% 2/15/2032	230,000	199,689
Bell Canada 3.2% 2/15/2052	100,000	66,006
Bell Canada 4.464% 4/1/2048	130,000	108,498
Bell Canada 5.55% 2/15/2054	240,000	232,263
TELUS Corp 4.3% 6/15/2049	100,000	80,546
		687,002
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	90,000	88,952
Rogers Communications Inc 4.55% 3/15/2052	880,000	714,888
		803,840
TOTAL COMMUNICATION SERVICES		1,490,842

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	152,000	151,359
Canadian Natural Resources Ltd 4.95% 6/1/2047	210,000	186,325
Canadian Natural Resources Ltd 5% 12/15/2029	400,000	409,663
Canadian Natural Resources Ltd 5.4% 12/15/2034	150,000	153,620
Canadian Natural Resources Ltd 6.25% 3/15/2038	50,000	53,701
Canadian Natural Resources Ltd 6.45% 6/30/2033	140,000	152,922
Cenovus Energy Inc 5.4% 3/20/2036	300,000	302,931
Cenovus Energy Inc 5.4% 6/15/2047	171,000	158,364
Enbridge Inc 1.6% 10/4/2026	860,000	842,673
Enbridge Inc 2.5% 8/1/2033	520,000	447,141
Enbridge Inc 3.125% 11/15/2029	420,000	402,707
Enbridge Inc 3.4% 8/1/2051	190,000	131,264
Enbridge Inc 4.2% 11/20/2028	700,000	701,763
Enbridge Inc 4.5% 2/15/2031	80,000	80,245
Enbridge Inc 4.5% 6/10/2044	120,000	103,101
Enbridge Inc 5.55% 6/20/2035	200,000	207,978
Enbridge Inc 5.625% 4/5/2034	100,000	105,020
Enbridge Inc 5.7% 3/8/2033	200,000	211,828
Enbridge Inc 5.95% 4/5/2054	130,000	133,964
Enbridge Inc 6.2% 11/15/2030	540,000	581,674
Enbridge Inc 8.5% 1/15/2084 (b)	60,000	68,836
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	100,000	101,513
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	150,000	151,827
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	100,000	97,296
Suncor Energy Inc 4% 11/15/2047	234,000	179,635
Suncor Energy Inc 6.8% 5/15/2038	130,000	144,570
Suncor Energy Inc 7.15% 2/1/2032	90,000	101,426
TransCanada PipeLines Ltd 4.1% 4/15/2030	670,000	663,570
TransCanada PipeLines Ltd 4.25% 5/15/2028	514,000	515,384
TransCanada PipeLines Ltd 4.875% 5/15/2048	80,000	72,963
TransCanada PipeLines Ltd 5% 10/16/2043	440,000	419,575
TransCanada PipeLines Ltd 6.1% 6/1/2040	170,000	180,404
TransCanada PipeLines Ltd 7.25% 8/15/2038	100,000	116,117
		8,331,359
Financials - 0.6%
Banks - 0.5%
Bank of Montreal 2.65% 3/8/2027	460,000	452,752
Bank of Montreal 3.088% 1/10/2037 (b)	110,000	98,900
Bank of Montreal 3.803% 12/15/2032 (b)	100,000	98,576
Bank of Montreal 4.35% 9/22/2031 (b)	350,000	350,557
Bank of Montreal 5.717% 9/25/2028	320,000	334,173
Bank of Nova Scotia/The 2.45% 2/2/2032	110,000	98,459
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)	300,000	299,596
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	180,000	175,742
Bank of Nova Scotia/The 4.85% 2/1/2030	210,000	215,336
Bank of Nova Scotia/The 5.25% 6/12/2028	330,000	340,279
Bank of Nova Scotia/The 5.65% 2/1/2034	250,000	267,418
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	85,000	81,228
Canadian Imperial Bank of Commerce 4.243% 9/8/2028 (b)	800,000	801,977
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	310,000	317,194
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	210,000	213,335
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	310,000	326,194
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	186,000	203,581
National Bank of Canada 4.5% 10/10/2029	250,000	253,298
Royal Bank of Canada 2.05% 1/21/2027	2,730,000	2,676,396
Royal Bank of Canada 3.625% 5/4/2027	410,000	408,829
Royal Bank of Canada 4.24% 8/3/2027	390,000	392,408
Royal Bank of Canada 4.305% 11/3/2031 (b)	110,000	109,931
Royal Bank of Canada 4.522% 10/18/2028 (b)	250,000	252,303
Royal Bank of Canada 4.65% 10/18/2030 (b)	420,000	426,264
Royal Bank of Canada 4.696% 8/6/2031 (b)	250,000	254,067
Royal Bank of Canada 4.95% 2/1/2029	90,000	92,619
Royal Bank of Canada 5% 5/2/2033	200,000	206,695
Royal Bank of Canada 5.15% 2/1/2034	400,000	420,642
Royal Bank of Canada 5.153% 2/4/2031 (b)	160,000	165,344
Toronto Dominion Bank 3.2% 3/10/2032	190,000	177,737
Toronto Dominion Bank 4.456% 6/8/2032	100,000	100,339
Toronto Dominion Bank 4.808% 6/3/2030	840,000	859,045
Toronto Dominion Bank 5.146% 9/10/2034 (b)	220,000	223,428
Toronto Dominion Bank 5.156% 1/10/2028	620,000	633,929
Toronto Dominion Bank 5.264% 12/11/2026	300,000	303,899
Toronto Dominion Bank 5.298% 1/30/2032	400,000	419,989
		13,052,459
Capital Markets - 0.1%
Brookfield Capital Finance LLC 6.087% 6/14/2033	100,000	107,235
Brookfield Finance Inc 2.724% 4/15/2031	330,000	302,505
Brookfield Finance Inc 3.5% 3/30/2051	100,000	70,043
Brookfield Finance Inc 3.9% 1/25/2028	190,000	189,252
Brookfield Finance Inc 5.813% 3/3/2055	100,000	99,519
Brookfield Finance Inc 5.968% 3/4/2054	250,000	254,240
Brookfield Finance Inc 6.35% 1/5/2034	170,000	184,840
Brookfield Finance LLC / Brookfield Finance Inc 3.45% 4/15/2050	120,000	83,369
CI Financial Corp 3.2% 12/17/2030	220,000	198,079
		1,489,082
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	240,000	241,160
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	70,000	73,189
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	260,000	271,621
Fairfax Financial Holdings Ltd 6% 12/7/2033	70,000	74,468
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	50,000	50,705
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	150,000	156,836
Manulife Financial Corp 4.15% 3/4/2026	510,000	509,846
Manulife Financial Corp 5.375% 3/4/2046	50,000	50,076
		1,427,901
TOTAL FINANCIALS		15,969,442

Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	290,000	174,537
Canadian National Railway Co 2.75% 3/1/2026	150,000	149,515
Canadian National Railway Co 3.65% 2/3/2048	100,000	77,601
Canadian National Railway Co 4.2% 3/12/2031	700,000	702,009
Canadian National Railway Co 4.45% 1/20/2049	50,000	43,762
Canadian National Railway Co 6.125% 11/1/2053	60,000	65,848
Canadian Pacific Railway Co 1.75% 12/2/2026	200,000	195,612
Canadian Pacific Railway Co 2.45% 12/2/2031	200,000	179,818
Canadian Pacific Railway Co 3.1% 12/2/2051	300,000	202,466
Canadian Pacific Railway Co 3.5% 5/1/2050	260,000	190,521
Canadian Pacific Railway Co 4.2% 11/15/2069	50,000	38,252
Canadian Pacific Railway Co 4.8% 8/1/2045	230,000	213,451
Canadian Pacific Railway Co 6.125% 9/15/2115	100,000	102,093
		2,335,485
Professional Services - 0.0%
TR Finance LLC 5.85% 4/15/2040	110,000	115,413
TOTAL INDUSTRIALS		2,450,898

Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	170,000	131,925
Nutrien Ltd 4.125% 3/15/2035	150,000	140,018
Nutrien Ltd 4.2% 4/1/2029	32,000	31,977
Nutrien Ltd 4.9% 3/27/2028	380,000	386,838
Nutrien Ltd 5% 4/1/2049	156,000	142,750
Nutrien Ltd 5.4% 6/21/2034	300,000	310,905
		1,144,413
Metals & Mining - 0.0%
Barrick North America Finance LLC 5.7% 5/30/2041	242,000	249,077
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	100,000	106,827
		355,904
TOTAL MATERIALS		1,500,317

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	130,000	116,941
Emera US Finance LP 3.55% 6/15/2026	160,000	159,291
Emera US Finance LP 4.75% 6/15/2046	100,000	86,406
		362,638
TOTAL CANADA		30,105,496
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	340,000	309,369
Alibaba Group Holding Ltd 3.15% 2/9/2051	235,000	163,576
Alibaba Group Holding Ltd 4% 12/6/2037	820,000	758,911
Alibaba Group Holding Ltd 4.5% 11/28/2034	230,000	228,406

TOTAL CHINA		1,460,262
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% 1/13/2042	270,000	267,893
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TotalEnergies Capital International SA 3.127% 5/29/2050	100,000	68,497
TotalEnergies Capital International SA 3.386% 6/29/2060	380,000	253,828
TotalEnergies Capital International SA 3.461% 7/12/2049	140,000	101,822
TotalEnergies Capital SA 3.883% 10/11/2028	470,000	470,829
TotalEnergies Capital SA 5.15% 4/5/2034	230,000	240,366
TotalEnergies Capital SA 5.488% 4/5/2054	240,000	236,880
TotalEnergies Capital SA 5.638% 4/5/2064	70,000	69,689
		1,441,911
TOTAL FRANCE		1,709,804
GERMANY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.75% 6/15/2030 (b)	370,000	434,688
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	100,000	119,175
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	830,000	814,755
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (b)	150,000	142,939
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	520,000	493,464
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	200,000	200,256
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)	180,000	182,610
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	150,000	152,567
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	250,000	256,923
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)	150,000	153,698
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)	150,000	157,256
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	280,000	299,215
		2,853,683
Financial Services - 0.1%
KfW 0% 6/29/2037 (c)	1,000,000	619,746
KfW 3% 5/20/2027	2,200,000	2,181,436
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	310,000	309,673
Landwirtschaftliche Rentenbank 3.875% 9/28/2027	1,110,000	1,115,593
		4,226,448
TOTAL FINANCIALS		7,080,131

TOTAL GERMANY		7,633,994
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	100,000	96,010
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	984,949
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	400,000	387,234
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	160,000	148,214
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	250,000	226,936
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	250,000	206,113
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	400,000	399,455
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	270,000	271,928
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	210,000	212,506
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035	200,000	198,793
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	200,000	205,736
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	150,000	161,139
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	219,000	225,261
		3,628,264
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	300,000	311,586
Smurfit Westrock Financing DAC 5.185% 1/15/2036	200,000	202,173
Smurfit Westrock Financing DAC 5.418% 1/15/2035	200,000	206,773
		720,532
TOTAL IRELAND		4,348,796
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.967% 3/10/2032	130,000	119,357
Toyota Motor Corp 3.669% 7/20/2028	290,000	289,202
Toyota Motor Corp 5.053% 6/30/2035	500,000	517,949
		926,508
Financials - 0.6%
Banks - 0.6%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,012,000	891,063
Japan Bank for International Cooperation 2% 10/17/2029	240,000	224,872
Japan Bank for International Cooperation 2.75% 11/16/2027	760,000	746,442
Japan Bank for International Cooperation 4.875% 10/18/2028	390,000	402,384
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (b)	550,000	540,923
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	550,000	492,731
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (b)	330,000	323,618
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	200,000	187,470
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,050,000	1,040,123
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	670,000	648,643
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	100,000	100,096
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	150,000	141,571
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	110,000	105,679
Mitsubishi UFJ Financial Group Inc 5.188% 9/12/2036 (b)	400,000	410,540
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	400,000	413,976
Mitsubishi UFJ Financial Group Inc 5.406% 4/19/2034 (b)	200,000	210,538
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (b)	240,000	252,769
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (b)	200,000	209,294
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (b)	200,000	211,445
Mizuho Financial Group Inc 1.554% 7/9/2027 (b)	200,000	196,895
Mizuho Financial Group Inc 1.979% 9/8/2031 (b)	280,000	251,777
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)	230,000	233,431
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	400,000	412,462
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	630,000	653,772
Mizuho Financial Group Inc 5.669% 9/13/2033 (b)	200,000	213,033
Mizuho Financial Group Inc 5.739% 5/27/2031 (b)	590,000	623,208
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	430,000	448,043
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,010,000	990,075
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	900,000	850,236
Sumitomo Mitsui Financial Group Inc 3.01% 10/19/2026	725,000	718,824
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	600,000	577,489
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	260,000	202,448
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	208,084
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	500,000	515,906
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	200,000	211,966
Sumitomo Mitsui Financial Group Inc 5.632% 1/15/2035	200,000	213,970
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	280,000	300,895
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	313,085
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	200,000	215,644
Sumitomo Mitsui Financial Group Inc 5.836% 7/9/2044	170,000	178,381
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	60,000	66,070
		16,149,871
Capital Markets - 0.0%
Nomura Holdings Inc 2.329% 1/22/2027	290,000	284,168
Nomura Holdings Inc 2.679% 7/16/2030	210,000	194,307
Nomura Holdings Inc 2.999% 1/22/2032	565,000	514,553
Nomura Holdings Inc 6.07% 7/12/2028	200,000	209,028
		1,202,056
TOTAL FINANCIALS		17,351,927

Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	290,000	265,527
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	330,000	255,894
Takeda Pharmaceutical Co Ltd 5% 11/26/2028	210,000	215,125
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	410,000	412,160
		1,148,706
TOTAL JAPAN		19,427,141
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.25% 9/21/2030	680,000	603,129
Export-Import Bank of Korea 4% 9/11/2029	200,000	201,063
Export-Import Bank of Korea 4.25% 9/15/2027	430,000	433,325
Export-Import Bank of Korea 5.125% 9/18/2028	290,000	299,906
Export-Import Bank of Korea 5.25% 1/14/2035	200,000	215,521
Korea Development Bank/The 1.625% 1/19/2031	250,000	223,939
Korea Development Bank/The 2% 10/25/2031	350,000	315,222

TOTAL KOREA (SOUTH)		2,292,105
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 6% 6/17/2034	120,000	129,574
ArcelorMittal SA 6.35% 6/17/2054	100,000	104,631
ArcelorMittal SA 6.55% 11/29/2027	230,000	239,404
ArcelorMittal SA 6.8% 11/29/2032	270,000	301,779

TOTAL LUXEMBOURG		775,388
MEXICO - 0.1%
Communication Services - 0.1%
Media - 0.0%
Grupo Televisa SAB 5% 5/13/2045	100,000	70,374
Grupo Televisa SAB 6.625% 1/15/2040	110,000	101,441
		171,815
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.875% 5/7/2030	511,000	481,107
America Movil SAB de CV 3.625% 4/22/2029	200,000	196,210
America Movil SAB de CV 6.125% 3/30/2040	100,000	107,660
		784,977
TOTAL COMMUNICATION SERVICES		956,792

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV 2.75% 1/22/2030	150,000	141,576
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	100,000	96,156
Southern Copper Corp 5.875% 4/23/2045	178,000	183,555
Southern Copper Corp 7.5% 7/27/2035	320,000	378,602
		658,313
TOTAL MEXICO		1,756,681
MULTI-NATIONAL - 0.7%
Financials - 0.7%
Banks - 0.5%
Asian Development Bank 0.75% 10/8/2030	150,000	130,683
Asian Development Bank 1.875% 1/24/2030	1,139,000	1,062,721
Asian Development Bank 2.5% 11/2/2027	20,000	19,602
Asian Development Bank 4% 1/12/2033	500,000	503,810
Asian Development Bank 4.375% 3/6/2029	1,340,000	1,372,436
Asian Development Bank 4.5% 8/25/2028	630,000	645,784
Corp Andina de Fomento 4.125% 1/7/2028	147,000	147,812
Corp Andina de Fomento 5% 1/22/2030	150,000	155,697
Corp Andina de Fomento 5% 1/24/2029	330,000	340,445
European Investment Bank 0.75% 9/23/2030	400,000	349,400
European Investment Bank 0.875% 5/17/2030	80,000	71,005
European Investment Bank 1.25% 2/14/2031	630,000	557,808
European Investment Bank 1.75% 3/15/2029	2,950,000	2,785,750
European Investment Bank 3.625% 7/15/2030	1,710,000	1,708,581
European Investment Bank 4.875% 2/15/2036	400,000	425,709
Inter-American Development Bank 1.125% 1/13/2031	730,000	643,020
Inter-American Development Bank 1.5% 1/13/2027	1,000,000	976,365
Inter-American Development Bank 3.125% 9/18/2028	680,000	672,296
Inter-American Development Bank 4% 1/12/2028	1,500,000	1,513,748
Inter-American Development Bank 4.375% 1/24/2044	190,000	181,167
Inter-American Development Bank 4.5% 9/13/2033	270,000	280,375
		14,544,214
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	300,000	305,526
Financial Services - 0.2%
IBRD Discount Notes 0.75% 8/26/2030	1,433,000	1,253,213
IBRD Discount Notes 0.875% 5/14/2030	1,054,000	935,246
IBRD Discount Notes 2.5% 11/22/2027	1,340,000	1,313,083
IBRD Discount Notes 3.625% 9/21/2029	2,750,000	2,751,569
IBRD Discount Notes 4% 7/25/2030	750,000	760,938
IBRD Discount Notes 4.75% 11/14/2033	530,000	559,362
International Finance Corp 0.75% 8/27/2030	100,000	87,464
		7,660,875
TOTAL MULTI-NATIONAL		22,510,615
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 3.75% 7/21/2026	250,000	249,107
Cooperatieve Rabobank UA 5.25% 5/24/2041	180,000	182,110
Cooperatieve Rabobank UA 5.75% 12/1/2043	260,000	266,235
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	300,000	307,065
ING Groep NV 2.727% 4/1/2032 (b)	200,000	184,730
ING Groep NV 3.95% 3/29/2027	200,000	199,683
ING Groep NV 4.017% 3/28/2028 (b)	200,000	199,704
ING Groep NV 4.252% 3/28/2033 (b)	200,000	197,389
ING Groep NV 5.066% 3/25/2031 (b)	350,000	359,891
ING Groep NV 5.525% 3/25/2036 (b)	200,000	209,335
ING Groep NV 5.55% 3/19/2035 (b)	220,000	230,239
		2,585,488
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	300,000	268,598
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	120,000	80,711
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	190,000	145,244
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	100,000	96,438
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	140,000	139,785
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	100,000	100,141
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	300,000	300,875
		1,131,792
TOTAL NETHERLANDS		3,717,280
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	310,000	289,099
Equinor ASA 3.625% 9/10/2028	130,000	129,520
Equinor ASA 4.75% 11/14/2035	650,000	653,939
Equinor ASA 4.8% 11/8/2043	130,000	123,438
Equinor ASA 5.1% 8/17/2040	180,000	181,696

TOTAL NORWAY		1,377,692
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	300,000	299,620
Telefonica Emisiones SA 4.895% 3/6/2048	270,000	230,001
Telefonica Emisiones SA 5.213% 3/8/2047	160,000	142,839
Telefonica Emisiones SA 7.045% 6/20/2036	100,000	112,700
Telefonica Europe BV 8.25% 9/15/2030	608,000	699,568
		1,484,728
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	400,000	413,764
Banco Santander SA 1.722% 9/14/2027 (b)	800,000	784,680
Banco Santander SA 3.306% 6/27/2029	200,000	194,626
Banco Santander SA 3.8% 2/23/2028	600,000	595,079
Banco Santander SA 5.294% 8/18/2027	600,000	610,723
Banco Santander SA 5.365% 7/15/2028 (b)	1,400,000	1,427,105
Banco Santander SA 5.538% 3/14/2030 (b)	400,000	414,564
Banco Santander SA 5.565% 1/17/2030	600,000	627,130
Banco Santander SA 6.35% 3/14/2034	200,000	216,410
Banco Santander SA 6.921% 8/8/2033	200,000	222,974
		5,507,055
TOTAL SPAIN		6,991,783
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	970,000	951,906
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse USA LLC 7.125% 7/15/2032	220,000	253,223
UBS AG/London 4.5% 6/26/2048	210,000	187,353
UBS AG/Stamford CT 1.25% 8/7/2026	1,010,000	992,725
		1,433,301
Industrials - 0.0%
Electrical Equipment - 0.0%
ABB Finance USA Inc 4.375% 5/8/2042	70,000	63,693
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	110,000	99,210
Tyco Electronics Group SA 4.5% 2/13/2026	200,000	200,083
		299,293
TOTAL SWITZERLAND		1,796,287
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (d)	154,000	189,407
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	110,000	104,613
RELX Capital Inc 4% 3/18/2029	240,000	239,463
RELX Capital Inc 5.25% 3/27/2035	140,000	145,542
		489,618
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.25% 9/17/2050	170,000	134,876
Vodafone Group PLC 4.375% 5/30/2028	250,000	254,061
Vodafone Group PLC 4.875% 6/19/2049	280,000	247,034
Vodafone Group PLC 5% 5/30/2038	130,000	129,088
Vodafone Group PLC 5.125% 6/19/2059	500,000	450,862
Vodafone Group PLC 5.75% 6/28/2054	260,000	256,420
Vodafone Group PLC 6.25% 11/30/2032	100,000	109,170
		1,581,511
TOTAL COMMUNICATION SERVICES		2,260,536

Consumer Staples - 0.3%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	400,000	365,751
Diageo Capital PLC 2.125% 4/29/2032	200,000	174,442
Diageo Capital PLC 5.5% 1/24/2033	200,000	212,196
Diageo Capital PLC 5.875% 9/30/2036	120,000	130,892
Diageo Investment Corp 5.625% 4/15/2035	200,000	213,259
		1,096,540
Food Products - 0.0%
Mead Johnson Nutrition Co 5.9% 11/1/2039	100,000	108,658
Unilever Capital Corp 1.375% 9/14/2030	380,000	338,090
Unilever Capital Corp 2.9% 5/5/2027	400,000	395,582
Unilever Capital Corp 4.875% 9/8/2028	180,000	185,023
		1,027,353
Tobacco - 0.3%
BAT Capital Corp 3.215% 9/6/2026	100,000	99,332
BAT Capital Corp 3.462% 9/6/2029	430,000	418,270
BAT Capital Corp 3.557% 8/15/2027	1,440,000	1,426,100
BAT Capital Corp 3.734% 9/25/2040	50,000	40,902
BAT Capital Corp 3.984% 9/25/2050	100,000	74,477
BAT Capital Corp 4.39% 8/15/2037	470,000	435,370
BAT Capital Corp 4.54% 8/15/2047	128,000	107,988
BAT Capital Corp 4.625% 3/22/2033	880,000	878,515
BAT Capital Corp 4.7% 4/2/2027	270,000	271,625
BAT Capital Corp 4.742% 3/16/2032	170,000	172,277
BAT Capital Corp 4.758% 9/6/2049	260,000	223,385
BAT Capital Corp 5.282% 4/2/2050	100,000	91,652
BAT Capital Corp 5.65% 3/16/2052	50,000	48,045
BAT Capital Corp 5.834% 2/20/2031	100,000	106,276
BAT Capital Corp 6% 2/20/2034	100,000	107,624
BAT Capital Corp 6.421% 8/2/2033	200,000	221,550
BAT International Finance PLC 4.448% 3/16/2028	1,870,000	1,884,325
BAT International Finance PLC 5.931% 2/2/2029	70,000	73,583
Reynolds American Inc 5.7% 8/15/2035	110,000	115,786
Reynolds American Inc 5.85% 8/15/2045	100,000	99,695
		6,896,777
TOTAL CONSUMER STAPLES		9,020,670

Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (b)	300,000	294,406
Barclays PLC 2.894% 11/24/2032 (b)	520,000	473,594
Barclays PLC 3.33% 11/24/2042 (b)	465,000	363,612
Barclays PLC 3.564% 9/23/2035 (b)	240,000	226,659
Barclays PLC 4.375% 1/12/2026	210,000	210,007
Barclays PLC 4.476% 11/11/2029 (b)	200,000	201,182
Barclays PLC 4.836% 5/9/2028	310,000	311,962
Barclays PLC 4.95% 1/10/2047	200,000	186,173
Barclays PLC 5.088% 6/20/2030 (b)	200,000	203,595
Barclays PLC 5.2% 5/12/2026	360,000	361,402
Barclays PLC 5.25% 8/17/2045	200,000	194,264
Barclays PLC 5.335% 9/10/2035 (b)	520,000	531,249
Barclays PLC 5.501% 8/9/2028 (b)	590,000	602,162
Barclays PLC 5.69% 3/12/2030 (b)	260,000	270,844
Barclays PLC 5.746% 8/9/2033 (b)	200,000	211,380
Barclays PLC 5.785% 2/25/2036 (b)	500,000	527,815
Barclays PLC 5.829% 5/9/2027 (b)	400,000	402,723
Barclays PLC 6.49% 9/13/2029 (b)	800,000	846,830
HSBC Holdings PLC 2.013% 9/22/2028 (b)	630,000	606,632
HSBC Holdings PLC 2.206% 8/17/2029 (b)	550,000	522,240
HSBC Holdings PLC 2.804% 5/24/2032 (b)	340,000	311,431
HSBC Holdings PLC 3.973% 5/22/2030 (b)	214,000	211,825
HSBC Holdings PLC 4.619% 11/6/2031 (b)	700,000	704,553
HSBC Holdings PLC 4.762% 3/29/2033 (b)	210,000	209,628
HSBC Holdings PLC 5.24% 5/13/2031 (b)	300,000	310,191
HSBC Holdings PLC 5.402% 8/11/2033 (b)	680,000	708,998
HSBC Holdings PLC 5.597% 5/17/2028 (b)	390,000	397,726
HSBC Holdings PLC 5.79% 5/13/2036 (b)	500,000	530,992
HSBC Holdings PLC 5.874% 11/18/2035 (b)	200,000	209,732
HSBC Holdings PLC 6.1% 1/14/2042	240,000	262,626
HSBC Holdings PLC 6.332% 3/9/2044 (b)	930,000	1,028,254
HSBC Holdings PLC 6.5% 9/15/2037	670,000	729,458
HSBC Holdings PLC 6.5% 9/15/2037	140,000	155,042
HSBC Holdings PLC 6.547% 6/20/2034 (b)	200,000	217,384
HSBC Holdings PLC 7.399% 11/13/2034 (b)	310,000	354,697
HSBC Holdings PLC 8.113% 11/3/2033 (b)	290,000	340,994
Lloyds Banking Group PLC 3.369% 12/14/2046 (b)	200,000	150,188
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	420,000	415,705
Lloyds Banking Group PLC 4.375% 3/22/2028	656,000	660,333
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)	200,000	200,407
Lloyds Banking Group PLC 4.943% 11/4/2036 (b)	200,000	199,337
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	200,000	204,208
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	200,000	203,601
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	200,000	209,954
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	300,000	314,735
Lloyds Banking Group PLC 6.068% 6/13/2036 (b)	270,000	285,372
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	200,000	233,866
NatWest Group PLC 3.032% 11/28/2035 (b)	200,000	184,090
NatWest Group PLC 4.964% 8/15/2030 (b)	240,000	245,543
NatWest Group PLC 5.516% 9/30/2028 (b)	290,000	297,247
NatWest Group PLC 5.778% 3/1/2035 (b)	400,000	425,881
NatWest Group PLC 5.847% 3/2/2027 (b)	480,000	481,822
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	500,000	500,551
Santander UK Group Holdings PLC 5.136% 9/22/2036 (b)	200,000	199,957
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	250,000	261,522
		19,906,581
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 2.25% 5/28/2031	170,000	155,112
Astrazeneca Finance LLC 4.875% 3/3/2033	380,000	394,536
Astrazeneca Finance LLC 5% 2/26/2034	130,000	135,521
Astrazeneca PLC 1.375% 8/6/2030	240,000	213,755
Astrazeneca PLC 2.125% 8/6/2050	90,000	51,843
Astrazeneca PLC 3.125% 6/12/2027	140,000	138,662
Astrazeneca PLC 4% 9/18/2042	220,000	192,518
Astrazeneca PLC 4.375% 8/17/2048	180,000	160,535
Astrazeneca PLC 6.45% 9/15/2037	219,000	252,713
		1,695,195
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	60,000	62,648
National Grid PLC 5.809% 6/12/2033	100,000	106,962
		169,610
TOTAL UNITED KINGDOM		33,052,592
UNITED STATES - 22.0%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	200,000	190,199
AT&T Inc 2.25% 2/1/2032	1,280,000	1,128,872
AT&T Inc 2.55% 12/1/2033	210,000	180,178
AT&T Inc 2.75% 6/1/2031	1,641,000	1,512,274
AT&T Inc 3.1% 2/1/2043	210,000	156,368
AT&T Inc 3.3% 2/1/2052	350,000	233,101
AT&T Inc 3.5% 2/1/2061	410,000	268,217
AT&T Inc 3.5% 6/1/2041	630,000	502,441
AT&T Inc 3.5% 9/15/2053	1,009,000	694,199
AT&T Inc 3.55% 9/15/2055	723,000	495,476
AT&T Inc 3.65% 6/1/2051	520,000	373,595
AT&T Inc 3.65% 9/15/2059	419,000	285,645
AT&T Inc 4.3% 2/15/2030	720,000	724,023
AT&T Inc 4.5% 5/15/2035	220,000	213,710
AT&T Inc 4.65% 6/1/2044	110,000	96,891
AT&T Inc 4.75% 5/15/2046	130,000	115,558
AT&T Inc 4.85% 7/15/2045	110,000	99,252
AT&T Inc 4.9% 11/1/2035	1,060,000	1,056,464
AT&T Inc 5.15% 3/15/2042	236,000	227,441
AT&T Inc 5.45% 3/1/2047	160,000	154,525
AT&T Inc 5.7% 3/1/2057	110,000	108,396
AT&T Inc 6.05% 8/15/2056	630,000	649,685
Sprint Capital Corp 6.875% 11/15/2028	490,000	527,762
Verizon Communications Inc 1.5% 9/18/2030	930,000	819,401
Verizon Communications Inc 2.355% 3/15/2032	615,000	543,560
Verizon Communications Inc 2.85% 9/3/2041	920,000	672,113
Verizon Communications Inc 2.987% 10/30/2056	802,000	489,975
Verizon Communications Inc 3.55% 3/22/2051	500,000	362,996
Verizon Communications Inc 3.7% 3/22/2061	140,000	97,336
Verizon Communications Inc 4.272% 1/15/2036	106,000	100,079
Verizon Communications Inc 4.4% 11/1/2034	420,000	407,937
Verizon Communications Inc 4.5% 8/10/2033	300,000	297,462
Verizon Communications Inc 4.812% 3/15/2039	780,000	750,070
Verizon Communications Inc 5.012% 4/15/2049	146,000	133,655
Verizon Communications Inc 5.012% 8/21/2054	214,000	192,977
Verizon Communications Inc 5.25% 3/16/2037	102,000	103,780
Verizon Communications Inc 5.401% 7/2/2037 (e)	1,822,000	1,863,838
Verizon Communications Inc 5.875% 11/30/2045	1,100,000	1,109,525
Verizon Communications Inc 5.875% 11/30/2055	300,000	302,789
		18,241,765
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	500,000	518,644
Netflix Inc 6.375% 5/15/2029	390,000	419,496
Walt Disney Co/The 2% 9/1/2029	730,000	682,078
Walt Disney Co/The 2.65% 1/13/2031	1,840,000	1,724,279
Walt Disney Co/The 2.75% 9/1/2049	160,000	103,789
Walt Disney Co/The 3.5% 5/13/2040	163,000	137,867
Walt Disney Co/The 3.6% 1/13/2051	830,000	630,180
Walt Disney Co/The 3.8% 5/13/2060	60,000	45,036
Walt Disney Co/The 4.75% 9/15/2044	151,000	139,834
Walt Disney Co/The 6.15% 2/15/2041	100,000	110,502
Walt Disney Co/The 6.15% 3/1/2037	120,000	133,878
Walt Disney Co/The 6.2% 12/15/2034	280,000	317,383
		4,962,966
Interactive Media & Services - 0.3%
Alphabet Inc 1.1% 8/15/2030	410,000	362,207
Alphabet Inc 1.9% 8/15/2040	100,000	69,224
Alphabet Inc 2.05% 8/15/2050	510,000	288,786
Alphabet Inc 3.875% 11/15/2028	660,000	663,943
Alphabet Inc 4.1% 11/15/2030	550,000	554,744
Alphabet Inc 4.7% 11/15/2035	480,000	487,748
Alphabet Inc 5.3% 5/15/2065	100,000	98,325
Alphabet Inc 5.45% 11/15/2055	1,270,000	1,291,022
Meta Platforms Inc 3.5% 8/15/2027	470,000	468,472
Meta Platforms Inc 3.85% 8/15/2032	120,000	117,129
Meta Platforms Inc 4.2% 11/15/2030	1,120,000	1,127,786
Meta Platforms Inc 4.3% 8/15/2029	1,260,000	1,278,904
Meta Platforms Inc 4.45% 8/15/2052	480,000	404,298
Meta Platforms Inc 4.6% 11/15/2032	500,000	507,474
Meta Platforms Inc 4.65% 8/15/2062	100,000	83,942
Meta Platforms Inc 4.75% 8/15/2034	230,000	234,015
Meta Platforms Inc 4.875% 11/15/2035	500,000	505,419
Meta Platforms Inc 4.95% 5/15/2033	290,000	300,378
Meta Platforms Inc 5.4% 8/15/2054	356,000	345,281
Meta Platforms Inc 5.5% 11/15/2045	500,000	500,163
Meta Platforms Inc 5.6% 5/15/2053	150,000	149,419
Meta Platforms Inc 5.625% 11/15/2055	880,000	877,771
Meta Platforms Inc 5.75% 11/15/2065	500,000	497,879
Meta Platforms Inc 5.75% 5/15/2063	530,000	529,561
		11,743,890
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	100,000	89,844
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	680,000	477,261
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	280,000	199,774
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	150,000	147,713
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	400,000	244,705
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	310,000	190,665
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	120,000	80,168
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	700,000	659,917
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	200,000	160,557
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	110,000	102,046
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	100,000	83,881
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	370,000	297,708
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	250,000	219,077
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	520,000	521,182
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	210,000	218,973
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	100,000	95,813
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	250,000	263,659
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	390,000	383,192
Comcast Corp 1.5% 2/15/2031	295,000	256,513
Comcast Corp 1.95% 1/15/2031	300,000	267,264
Comcast Corp 2.35% 1/15/2027	2,935,000	2,883,211
Comcast Corp 2.45% 8/15/2052	645,000	351,067
Comcast Corp 2.65% 2/1/2030	680,000	640,957
Comcast Corp 2.8% 1/15/2051	120,000	71,679
Comcast Corp 2.887% 11/1/2051	273,000	165,176
Comcast Corp 2.937% 11/1/2056	660,000	383,069
Comcast Corp 2.987% 11/1/2063	160,000	89,288
Comcast Corp 3.2% 7/15/2036	390,000	333,757
Comcast Corp 3.4% 4/1/2030	500,000	484,763
Comcast Corp 3.4% 7/15/2046	100,000	71,038
Comcast Corp 3.45% 2/1/2050	230,000	157,901
Comcast Corp 3.969% 11/1/2047	170,000	130,563
Comcast Corp 3.999% 11/1/2049	300,000	226,722
Comcast Corp 4% 3/1/2048	150,000	115,486
Comcast Corp 4.049% 11/1/2052	15,000	11,219
Comcast Corp 4.6% 8/15/2045	180,000	155,049
Comcast Corp 5.168% 1/15/2037 (e)	487,000	486,358
Comcast Corp 5.3% 5/15/2035	680,000	700,831
Comcast Corp 5.35% 5/15/2053	330,000	304,208
Comcast Corp 5.5% 5/15/2064	450,000	415,069
Comcast Corp 5.65% 6/15/2035	476,000	501,504
Comcast Corp 6.05% 5/15/2055	450,000	455,496
Comcast Corp 7.05% 3/15/2033	210,000	241,362
Fox Corp 3.5% 4/8/2030	290,000	282,501
Fox Corp 4.709% 1/25/2029	220,000	223,286
Fox Corp 5.476% 1/25/2039	214,000	216,736
Fox Corp 5.576% 1/25/2049	166,000	161,902
Paramount Global 4.2% 5/19/2032	150,000	139,696
Paramount Global 4.2% 6/1/2029	200,000	196,652
Paramount Global 4.375% 3/15/2043	100,000	75,252
Paramount Global 4.6% 1/15/2045	110,000	83,574
Paramount Global 4.95% 1/15/2031	237,000	233,854
Paramount Global 4.95% 5/19/2050	70,000	54,504
Paramount Global 5.85% 9/1/2043	239,000	214,983
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	100,000	115,861
Time Warner Cable LLC 5.5% 9/1/2041	110,000	97,495
Time Warner Cable LLC 5.875% 11/15/2040	360,000	334,425
Time Warner Cable LLC 6.55% 5/1/2037	100,000	102,227
Time Warner Cable LLC 7.3% 7/1/2038	100,000	106,455
TWDC Enterprises 18 Corp 3% 7/30/2046	110,000	77,636
TWDC Enterprises 18 Corp 3.7% 12/1/2042	250,000	205,475
TWDC Enterprises 18 Corp 4.125% 6/1/2044	192,000	164,355
TWDC Enterprises 18 Corp 7% 3/1/2032	290,000	332,600
		17,755,154
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	200,000	191,631
T-Mobile USA Inc 2.55% 2/15/2031	340,000	311,497
T-Mobile USA Inc 2.625% 4/15/2026	1,300,000	1,293,289
T-Mobile USA Inc 3% 2/15/2041	210,000	158,433
T-Mobile USA Inc 3.3% 2/15/2051	400,000	273,310
T-Mobile USA Inc 3.6% 11/15/2060	560,000	381,997
T-Mobile USA Inc 3.875% 4/15/2030	1,370,000	1,349,502
T-Mobile USA Inc 4.375% 4/15/2040	100,000	91,136
T-Mobile USA Inc 4.5% 4/15/2050	480,000	404,066
T-Mobile USA Inc 4.625% 1/15/2033	500,000	500,516
T-Mobile USA Inc 4.8% 7/15/2028	350,000	356,307
T-Mobile USA Inc 4.95% 11/15/2035	200,000	201,072
T-Mobile USA Inc 5.05% 7/15/2033	350,000	359,349
T-Mobile USA Inc 5.2% 1/15/2033	150,000	155,601
T-Mobile USA Inc 5.25% 6/15/2055	320,000	297,801
T-Mobile USA Inc 5.65% 1/15/2053	470,000	465,184
T-Mobile USA Inc 5.8% 9/15/2062	330,000	333,252
		7,123,943
TOTAL COMMUNICATION SERVICES		59,827,718

Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	400,000	260,785
Aptiv Swiss Holdings Ltd 4.65% 9/13/2029	1,000,000	1,019,346
Lear Corp 2.6% 1/15/2032	110,000	98,234
Lear Corp 3.55% 1/15/2052	80,000	54,755
Lear Corp 3.8% 9/15/2027	240,000	238,278
		1,671,398
Automobiles - 0.3%
American Honda Finance Corp 1.8% 1/13/2031	140,000	123,530
American Honda Finance Corp 2.35% 1/8/2027	690,000	677,317
American Honda Finance Corp 4.25% 9/1/2028	240,000	241,292
American Honda Finance Corp 4.55% 7/9/2027	500,000	504,540
American Honda Finance Corp 4.8% 3/5/2030	230,000	235,041
American Honda Finance Corp 4.85% 10/23/2031	100,000	102,186
American Honda Finance Corp 4.9% 1/10/2034	140,000	141,332
American Honda Finance Corp 5.125% 7/7/2028	170,000	174,498
American Honda Finance Corp 5.15% 7/9/2032	140,000	144,330
American Honda Finance Corp 5.2% 3/5/2035	180,000	183,607
Ford Motor Co 4.75% 1/15/2043	400,000	321,931
Ford Motor Co 5.291% 12/8/2046	250,000	210,952
Ford Motor Co 6.1% 8/19/2032	540,000	556,496
Ford Motor Co 7.4% 11/1/2046	120,000	129,290
General Motors Co 4.2% 10/1/2027	90,000	90,065
General Motors Co 5% 4/1/2035	260,000	256,957
General Motors Co 5.15% 4/1/2038	120,000	116,453
General Motors Co 5.2% 4/1/2045	110,000	100,006
General Motors Co 5.4% 4/1/2048	90,000	82,708
General Motors Co 5.6% 10/15/2032	360,000	377,689
General Motors Co 5.95% 4/1/2049	260,000	255,140
General Motors Co 6.75% 4/1/2046	405,000	439,224
General Motors Co 6.8% 10/1/2027	330,000	343,354
General Motors Financial Co Inc 2.4% 4/10/2028	190,000	182,318
General Motors Financial Co Inc 2.7% 8/20/2027	140,000	136,538
General Motors Financial Co Inc 3.85% 1/5/2028	160,000	158,792
General Motors Financial Co Inc 4.3% 4/6/2029	370,000	369,302
General Motors Financial Co Inc 4.35% 1/17/2027	1,540,000	1,542,205
General Motors Financial Co Inc 5.25% 3/1/2026	170,000	170,076
General Motors Financial Co Inc 5.4% 4/6/2026	360,000	361,508
General Motors Financial Co Inc 5.45% 7/15/2030	940,000	978,053
General Motors Financial Co Inc 5.45% 9/6/2034	100,000	101,933
General Motors Financial Co Inc 5.6% 6/18/2031	100,000	104,364
General Motors Financial Co Inc 5.65% 1/17/2029	130,000	134,848
General Motors Financial Co Inc 6% 1/9/2028	330,000	341,784
General Motors Financial Co Inc 6.4% 1/9/2033	260,000	281,480
		10,671,139
Broadline Retail - 0.3%
Amazon.com Inc 1.5% 6/3/2030	1,160,000	1,046,786
Amazon.com Inc 2.1% 5/12/2031	360,000	325,884
Amazon.com Inc 2.5% 6/3/2050	780,000	481,186
Amazon.com Inc 3.1% 5/12/2051	200,000	138,186
Amazon.com Inc 3.15% 8/22/2027	680,000	674,013
Amazon.com Inc 3.45% 4/13/2029	100,000	98,857
Amazon.com Inc 3.875% 8/22/2037	280,000	260,228
Amazon.com Inc 3.95% 4/13/2052	570,000	458,425
Amazon.com Inc 4.05% 8/22/2047	228,000	191,968
Amazon.com Inc 4.1% 11/20/2030	1,500,000	1,507,212
Amazon.com Inc 4.1% 4/13/2062	490,000	388,271
Amazon.com Inc 4.25% 8/22/2057	100,000	82,793
Amazon.com Inc 4.6% 12/1/2025	1,280,000	1,280,000
Amazon.com Inc 4.8% 12/5/2034	230,000	238,645
Amazon.com Inc 4.95% 12/5/2044	200,000	196,562
Amazon.com Inc 5.45% 11/20/2055	620,000	625,313
eBay Inc 1.4% 5/10/2026	410,000	405,363
eBay Inc 3.6% 6/5/2027	190,000	188,752
eBay Inc 4% 7/15/2042	170,000	141,577
eBay Inc 6.3% 11/22/2032	200,000	219,930
		8,949,951
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030	240,000	210,232
Genuine Parts Co 2.75% 2/1/2032	100,000	88,653
		298,885
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	200,000	154,833
Cornell University 4.169% 6/15/2030	50,000	50,410
Cornell University 4.733% 6/15/2035	200,000	202,787
Duke University 2.832% 10/1/2055	34,000	21,754
George Washington University/The 4.126% 9/15/2048	200,000	166,198
Massachusetts Institute of Technology 2.294% 7/1/2051	1,000,000	580,937
Massachusetts Institute of Technology 2.989% 7/1/2050	400,000	275,950
Northwestern University 3.662% 12/1/2057	100,000	74,386
Northwestern University 3.868% 12/1/2048	120,000	94,883
President and Fellows of Harvard College 2.517% 10/15/2050	500,000	309,751
University of Chicago/The 3% 10/1/2052	120,000	82,810
University of Notre Dame du Lac 3.394% 2/15/2048	110,000	84,042
University of Southern California 2.945% 10/1/2051	350,000	232,779
		2,331,520
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 2/15/2048	100,000	83,476
Expedia Group Inc 2.95% 3/15/2031	170,000	158,082
Expedia Group Inc 3.25% 2/15/2030	110,000	105,708
Expedia Group Inc 3.8% 2/15/2028	100,000	99,333
Expedia Group Inc 5% 2/15/2026	255,000	255,050
Marriott International Inc/MD 2.75% 10/15/2033	100,000	87,628
Marriott International Inc/MD 3.125% 6/15/2026	510,000	507,577
Marriott International Inc/MD 3.5% 10/15/2032	130,000	121,801
Marriott International Inc/MD 4.2% 7/15/2027	450,000	451,272
Marriott International Inc/MD 4.625% 6/15/2030	123,000	124,893
Marriott International Inc/MD 4.875% 5/15/2029	300,000	306,580
Marriott International Inc/MD 5.25% 10/15/2035	260,000	265,184
Marriott International Inc/MD 5.35% 3/15/2035	240,000	248,455
Marriott International Inc/MD 5.5% 4/15/2037	250,000	258,219
McDonald's Corp 3.6% 7/1/2030	1,010,000	991,362
McDonald's Corp 3.625% 5/1/2043	180,000	145,261
McDonald's Corp 3.625% 9/1/2049	420,000	314,942
McDonald's Corp 4.2% 4/1/2050	110,000	90,572
McDonald's Corp 4.45% 3/1/2047	153,000	132,947
McDonald's Corp 4.45% 9/1/2048	124,000	106,956
McDonald's Corp 4.6% 9/9/2032	210,000	214,844
McDonald's Corp 4.7% 12/9/2035	100,000	100,360
McDonald's Corp 4.95% 8/14/2033	140,000	145,235
McDonald's Corp 5% 2/13/2036	250,000	253,936
McDonald's Corp 6.3% 3/1/2038	100,000	111,925
Starbucks Corp 2.25% 3/12/2030	190,000	175,603
Starbucks Corp 2.55% 11/15/2030	400,000	370,200
Starbucks Corp 3.5% 11/15/2050	110,000	78,645
Starbucks Corp 3.75% 12/1/2047	100,000	76,464
Starbucks Corp 4% 11/15/2028	350,000	349,889
Starbucks Corp 4.45% 8/15/2049	100,000	84,451
Starbucks Corp 5% 2/15/2034	120,000	123,081
Starbucks Corp 5.4% 5/15/2035	250,000	261,426
		7,201,357
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	130,000	127,011
DR Horton Inc 5% 10/15/2034	120,000	122,419
DR Horton Inc 5.5% 10/15/2035	100,000	104,621
Lennar Corp 4.75% 11/29/2027	100,000	100,792
PulteGroup Inc 6% 2/15/2035	120,000	129,766
Toll Brothers Finance Corp 4.35% 2/15/2028	100,000	100,379
		684,988
Leisure Products - 0.0%
Brunswick Corp/DE 5.1% 4/1/2052	4,000	3,246
Brunswick Corp/DE 5.85% 3/18/2029	300,000	309,628
Hasbro Inc 3.5% 9/15/2027	280,000	276,767
Hasbro Inc 3.55% 11/19/2026	445,000	443,044
Hasbro Inc 3.9% 11/19/2029	222,000	218,037
Hasbro Inc 6.05% 5/14/2034	100,000	106,053
Mattel Inc 5.45% 11/1/2041	50,000	47,869
		1,404,644
Specialty Retail - 0.4%
AutoNation Inc 3.85% 3/1/2032	160,000	150,609
AutoNation Inc 5.89% 3/15/2035	90,000	93,886
AutoZone Inc 1.65% 1/15/2031	180,000	157,754
AutoZone Inc 3.75% 4/18/2029	210,000	207,155
AutoZone Inc 4.5% 2/1/2028	240,000	242,766
AutoZone Inc 5.1% 7/15/2029	50,000	51,557
AutoZone Inc 5.165% 6/15/2030	170,000	175,965
AutoZone Inc 5.4% 7/15/2034	50,000	52,085
Home Depot Inc/The 1.375% 3/15/2031	460,000	399,800
Home Depot Inc/The 2.375% 3/15/2051	250,000	146,533
Home Depot Inc/The 2.5% 4/15/2027	750,000	737,060
Home Depot Inc/The 2.75% 9/15/2051	160,000	100,955
Home Depot Inc/The 2.95% 6/15/2029	330,000	319,634
Home Depot Inc/The 3.3% 4/15/2040	100,000	82,771
Home Depot Inc/The 4.2% 4/1/2043	300,000	263,592
Home Depot Inc/The 4.25% 4/1/2046	510,000	440,004
Home Depot Inc/The 4.4% 3/15/2045	156,000	138,200
Home Depot Inc/The 4.5% 12/6/2048	100,000	87,832
Home Depot Inc/The 4.65% 9/15/2035	370,000	369,967
Home Depot Inc/The 4.75% 6/25/2029	130,000	133,359
Home Depot Inc/The 4.95% 6/25/2034	600,000	617,497
Home Depot Inc/The 4.95% 9/15/2052	280,000	260,374
Home Depot Inc/The 5.3% 6/25/2054	200,000	195,539
Home Depot Inc/The 5.875% 12/16/2036	290,000	316,983
Home Depot Inc/The 5.95% 4/1/2041	120,000	129,589
Lowe's Cos Inc 2.8% 9/15/2041	370,000	268,381
Lowe's Cos Inc 3.65% 4/5/2029	620,000	610,967
Lowe's Cos Inc 3.7% 4/15/2046	380,000	291,360
Lowe's Cos Inc 3.95% 10/15/2027	930,000	928,982
Lowe's Cos Inc 4.05% 5/3/2047	132,000	106,214
Lowe's Cos Inc 4.25% 3/15/2031	290,000	288,887
Lowe's Cos Inc 4.25% 4/1/2052	140,000	112,259
Lowe's Cos Inc 4.45% 4/1/2062	270,000	215,600
Lowe's Cos Inc 4.8% 4/1/2026	300,000	300,518
Lowe's Cos Inc 5% 4/15/2033	260,000	267,114
Lowe's Cos Inc 5% 4/15/2040	330,000	322,784
Lowe's Cos Inc 5.15% 7/1/2033	320,000	331,554
Lowe's Cos Inc 5.625% 4/15/2053	300,000	296,803
Lowe's Cos Inc 5.8% 9/15/2062	50,000	49,852
O'Reilly Automotive Inc 1.75% 3/15/2031	270,000	236,725
O'Reilly Automotive Inc 4.35% 6/1/2028	150,000	151,234
O'Reilly Automotive Inc 5% 8/19/2034	100,000	101,347
TJX Cos Inc/The 1.6% 5/15/2031	250,000	219,825
		10,971,872
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.75% 3/27/2027	230,000	226,931
NIKE Inc 3.375% 3/27/2050	260,000	189,585
NIKE Inc 3.875% 11/1/2045	110,000	90,183
Tapestry Inc 5.1% 3/11/2030	120,000	123,182
Tapestry Inc 5.5% 3/11/2035	120,000	123,016
VF Corp 2.8% 4/23/2027	150,000	146,249
		899,146
TOTAL CONSUMER DISCRETIONARY		45,084,900

Consumer Staples - 1.4%
Beverages - 0.3%
Coca-Cola Co/The 1% 3/15/2028	230,000	216,849
Coca-Cola Co/The 1.45% 6/1/2027	120,000	116,107
Coca-Cola Co/The 1.65% 6/1/2030	960,000	870,283
Coca-Cola Co/The 2.125% 9/6/2029	140,000	131,941
Coca-Cola Co/The 2.25% 1/5/2032	120,000	108,811
Coca-Cola Co/The 2.5% 3/15/2051	100,000	61,478
Coca-Cola Co/The 2.5% 6/1/2040	260,000	196,037
Coca-Cola Co/The 2.6% 6/1/2050	230,000	146,135
Coca-Cola Co/The 2.75% 6/1/2060	120,000	72,370
Coca-Cola Co/The 2.875% 5/5/2041	210,000	163,210
Coca-Cola Co/The 3.45% 3/25/2030	160,000	157,209
Coca-Cola Co/The 5% 5/13/2034	520,000	546,205
Coca-Cola Co/The 5.2% 1/14/2055	600,000	591,690
Constellation Brands Inc 2.875% 5/1/2030	560,000	527,040
Constellation Brands Inc 3.15% 8/1/2029	300,000	289,287
Constellation Brands Inc 3.6% 2/15/2028	272,000	269,427
Constellation Brands Inc 4.5% 5/9/2047	100,000	84,373
Constellation Brands Inc 4.9% 5/1/2033	80,000	80,685
Constellation Brands Inc 4.95% 11/1/2035	260,000	258,115
Keurig Dr Pepper Inc 2.25% 3/15/2031	270,000	240,702
Keurig Dr Pepper Inc 3.8% 5/1/2050	430,000	316,261
Keurig Dr Pepper Inc 4.6% 5/15/2030	290,000	291,361
Keurig Dr Pepper Inc 5.085% 5/25/2048	120,000	107,975
Molson Coors Beverage Co 3% 7/15/2026	254,000	252,375
Molson Coors Beverage Co 4.2% 7/15/2046	160,000	131,021
Molson Coors Beverage Co 5% 5/1/2042	200,000	187,057
PepsiCo Inc 1.4% 2/25/2031	680,000	596,637
PepsiCo Inc 1.625% 5/1/2030	309,000	280,236
PepsiCo Inc 2.625% 10/21/2041	100,000	73,617
PepsiCo Inc 2.75% 10/21/2051	180,000	115,903
PepsiCo Inc 2.85% 2/24/2026	250,000	249,232
PepsiCo Inc 2.875% 10/15/2049	80,000	54,007
PepsiCo Inc 3% 10/15/2027	100,000	98,771
PepsiCo Inc 3.625% 3/19/2050	100,000	77,303
PepsiCo Inc 3.875% 3/19/2060	210,000	162,979
PepsiCo Inc 4.3% 7/23/2030	400,000	405,260
PepsiCo Inc 4.45% 4/14/2046	140,000	126,088
PepsiCo Inc 5% 2/7/2035	500,000	517,238
PepsiCo Inc 5% 7/23/2035	690,000	711,357
PepsiCo Inc 7% 3/1/2029	100,000	109,366
		9,991,998
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	150,000	144,959
Costco Wholesale Corp 1.6% 4/20/2030	240,000	217,989
Costco Wholesale Corp 3% 5/18/2027	210,000	208,360
Dollar General Corp 3.5% 4/3/2030	210,000	203,028
Dollar General Corp 4.125% 5/1/2028	450,000	450,132
Dollar General Corp 5% 11/1/2032	100,000	101,363
Dollar General Corp 5.2% 7/5/2028	100,000	102,537
Dollar General Corp 5.45% 7/5/2033	120,000	124,595
Dollar Tree Inc 4.2% 5/15/2028	160,000	159,827
Kroger Co/The 1.7% 1/15/2031	240,000	211,423
Kroger Co/The 2.2% 5/1/2030	260,000	239,562
Kroger Co/The 3.5% 2/1/2026	130,000	129,792
Kroger Co/The 3.7% 8/1/2027	120,000	119,531
Kroger Co/The 3.95% 1/15/2050	100,000	77,817
Kroger Co/The 4.45% 2/1/2047	130,000	111,257
Kroger Co/The 4.65% 1/15/2048	50,000	43,884
Kroger Co/The 5% 9/15/2034	130,000	132,084
Kroger Co/The 5.4% 1/15/2049	70,000	67,844
Kroger Co/The 5.5% 9/15/2054	370,000	360,756
Kroger Co/The 5.65% 9/15/2064	130,000	126,718
Kroger Co/The 7.5% 4/1/2031	110,000	126,145
Sysco Corp 2.4% 2/15/2030	150,000	139,699
Sysco Corp 2.45% 12/14/2031	240,000	215,135
Sysco Corp 3.3% 2/15/2050	260,000	183,366
Sysco Corp 4.85% 10/1/2045	60,000	55,111
Sysco Corp 5.95% 4/1/2030	600,000	636,353
Sysco Corp 6.6% 4/1/2050	140,000	155,481
Target Corp 1.95% 1/15/2027	280,000	274,352
Target Corp 3.375% 4/15/2029	460,000	452,028
Target Corp 3.9% 11/15/2047	270,000	215,666
Target Corp 4.8% 1/15/2053	200,000	180,600
Target Corp 5% 4/15/2035	120,000	122,240
Target Corp 5.25% 2/15/2036	300,000	309,939
Walmart Inc 1.8% 9/22/2031	240,000	214,329
Walmart Inc 2.5% 9/22/2041	390,000	285,145
Walmart Inc 2.65% 9/22/2051	100,000	64,349
Walmart Inc 3.25% 7/8/2029	220,000	216,468
Walmart Inc 3.7% 6/26/2028	140,000	140,358
Walmart Inc 3.9% 4/15/2028	100,000	100,629
Walmart Inc 4.1% 4/15/2033	300,000	301,102
Walmart Inc 4.5% 4/15/2053	110,000	99,233
Walmart Inc 4.9% 4/28/2035	1,000,000	1,036,922
Walmart Inc 5.25% 9/1/2035	645,000	688,899
Walmart Inc 5.625% 4/15/2041	169,000	181,831
		9,728,838
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	330,000	318,963
Archer-Daniels-Midland Co 3.75% 9/15/2047	200,000	157,200
Archer-Daniels-Midland Co 4.5% 3/15/2049	90,000	78,625
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	100,581
Bunge Ltd Finance Corp 2.75% 5/14/2031	110,000	101,459
Bunge Ltd Finance Corp 4.2% 9/17/2029	100,000	100,021
Bunge Ltd Finance Corp 4.65% 9/17/2034	100,000	98,953
Campbell's Company/The 2.375% 4/24/2030	100,000	92,111
Campbell's Company/The 4.15% 3/15/2028	410,000	410,911
Campbell's Company/The 4.8% 3/15/2048	100,000	89,105
Campbell's Company/The 5.4% 3/21/2034	160,000	164,874
Conagra Brands Inc 4.85% 11/1/2028	510,000	517,033
Conagra Brands Inc 5% 8/1/2030	400,000	405,761
Conagra Brands Inc 5.3% 11/1/2038	121,000	116,839
General Mills Inc 3% 2/1/2051	110,000	72,683
General Mills Inc 4.2% 4/17/2028	200,000	200,611
General Mills Inc 4.875% 1/30/2030	520,000	533,376
General Mills Inc 4.95% 3/29/2033	350,000	356,925
Hershey Co/The 1.7% 6/1/2030	340,000	306,545
Hershey Co/The 2.65% 6/1/2050	55,000	34,627
Hormel Foods Corp 1.8% 6/11/2030	200,000	180,988
Ingredion Inc 3.2% 10/1/2026	270,000	268,033
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 5.5% 1/15/2036 (e)	600,000	614,162
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc / JBS USA Food Co 6.25% 3/1/2056 (e)	120,000	121,598
JBS USA LUX Sarl / JBS USA Food Co / JBS USA Foods Group 6.375% 2/25/2055 (e)	60,000	62,052
JM Smucker Co 4.25% 3/15/2035	200,000	189,988
JM Smucker Co 6.2% 11/15/2033	100,000	108,909
JM Smucker Co 6.5% 11/15/2043	270,000	293,790
Kellanova 2.1% 6/1/2030	160,000	146,281
Kellanova 3.25% 4/1/2026	290,000	289,130
Kellanova 7.45% 4/1/2031	110,000	126,702
Kraft Heinz Foods Co 3.75% 4/1/2030	800,000	783,291
Kraft Heinz Foods Co 4.375% 6/1/2046	50,000	41,997
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	91,666
Kraft Heinz Foods Co 4.875% 10/1/2049	190,000	166,897
Kraft Heinz Foods Co 5% 6/4/2042	100,000	92,772
Kraft Heinz Foods Co 5.2% 7/15/2045	80,000	74,609
Kraft Heinz Foods Co 5.5% 6/1/2050	590,000	560,400
McCormick & Co Inc/MD 1.85% 2/15/2031	260,000	229,777
Mondelez International Inc 1.875% 10/15/2032	370,000	318,442
Mondelez International Inc 2.75% 4/13/2030	190,000	179,305
Mondelez International Inc 4.25% 5/6/2028	760,000	764,192
Pilgrim's Pride Corp 4.25% 4/15/2031	140,000	136,371
Pilgrim's Pride Corp 6.25% 7/1/2033	180,000	193,022
Tyson Foods Inc 4% 3/1/2026	160,000	159,878
Tyson Foods Inc 4.35% 3/1/2029	450,000	451,252
Tyson Foods Inc 4.55% 6/2/2047	100,000	86,113
Tyson Foods Inc 4.875% 8/15/2034	80,000	80,142
Tyson Foods Inc 5.1% 9/28/2048	100,000	92,699
Tyson Foods Inc 5.4% 3/15/2029	570,000	589,732
		11,751,393
Household Products - 0.1%
Church & Dwight Co Inc 3.95% 8/1/2047	150,000	121,591
Colgate-Palmolive Co 3.1% 8/15/2027	410,000	406,211
Colgate-Palmolive Co 3.25% 8/15/2032	130,000	123,359
Colgate-Palmolive Co 3.7% 8/1/2047	140,000	112,636
Kimberly-Clark Corp 1.05% 9/15/2027	184,000	175,508
Kimberly-Clark Corp 2.875% 2/7/2050	130,000	86,948
Kimberly-Clark Corp 3.2% 4/25/2029	260,000	253,934
Kimberly-Clark Corp 3.2% 7/30/2046	100,000	72,919
Kimberly-Clark Corp 6.625% 8/1/2037	140,000	163,642
Procter & Gamble Co/The 1.2% 10/29/2030	710,000	626,751
Procter & Gamble Co/The 1.95% 4/23/2031	200,000	181,177
Procter & Gamble Co/The 2.85% 8/11/2027	140,000	138,281
Procter & Gamble Co/The 3% 3/25/2030	100,000	96,557
Procter & Gamble Co/The 3.6% 3/25/2050	160,000	124,827
Procter & Gamble Co/The 4.1% 11/3/2032	400,000	400,393
Procter & Gamble Co/The 4.55% 1/29/2034	280,000	286,381
		3,371,115
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	330,000	294,373
Estee Lauder Cos Inc/The 2.375% 12/1/2029	220,000	206,147
Estee Lauder Cos Inc/The 3.125% 12/1/2049	130,000	87,124
Estee Lauder Cos Inc/The 3.15% 3/15/2027	260,000	257,309
Estee Lauder Cos Inc/The 5% 2/14/2034	260,000	265,544
Kenvue Inc 4.9% 3/22/2033	260,000	266,653
Kenvue Inc 5.05% 3/22/2028	140,000	143,217
Kenvue Inc 5.05% 3/22/2053	200,000	185,773
Kenvue Inc 5.2% 3/22/2063	160,000	147,965
Kenvue Inc 5.35% 3/22/2026	140,000	140,369
		1,994,474
Tobacco - 0.3%
Altria Group Inc 2.45% 2/4/2032	520,000	460,914
Altria Group Inc 3.4% 2/4/2041	180,000	140,294
Altria Group Inc 3.4% 5/6/2030	100,000	96,389
Altria Group Inc 3.875% 9/16/2046	374,000	285,626
Altria Group Inc 4.5% 8/6/2030	500,000	503,779
Altria Group Inc 4.8% 2/14/2029	30,000	30,509
Altria Group Inc 5.8% 2/14/2039	510,000	530,849
Altria Group Inc 5.95% 2/14/2049	240,000	244,844
Altria Group Inc 6.875% 11/1/2033	370,000	420,407
Philip Morris International Inc 3.125% 8/17/2027	2,350,000	2,320,679
Philip Morris International Inc 3.875% 10/27/2028	1,300,000	1,296,559
Philip Morris International Inc 4.125% 3/4/2043	330,000	284,069
Philip Morris International Inc 4.125% 4/28/2028	860,000	863,490
Philip Morris International Inc 4.25% 11/10/2044	110,000	94,861
Philip Morris International Inc 4.625% 10/29/2035	400,000	393,793
Philip Morris International Inc 4.625% 11/1/2029	140,000	142,574
Philip Morris International Inc 4.875% 11/15/2043	224,000	210,171
Philip Morris International Inc 4.875% 2/15/2028	170,000	173,245
Philip Morris International Inc 4.9% 11/1/2034	140,000	141,969
Philip Morris International Inc 5.125% 11/17/2027	170,000	173,560
Philip Morris International Inc 5.125% 2/15/2030	520,000	538,877
Philip Morris International Inc 5.375% 2/15/2033	480,000	503,124
Philip Morris International Inc 5.75% 11/17/2032	120,000	128,930
		9,979,512
TOTAL CONSUMER STAPLES		46,817,330

Energy - 1.4%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/7/2029	230,000	222,288
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	390,000	315,308
Halliburton Co 4.75% 8/1/2043	50,000	44,703
Halliburton Co 5% 11/15/2045	460,000	419,710
Halliburton Co 6.7% 9/15/2038	100,000	112,363
Halliburton Co 7.45% 9/15/2039	120,000	143,733
NOV Inc 3.6% 12/1/2029	280,000	273,205
NOV Inc 3.95% 12/1/2042	50,000	39,633
		1,570,943
Oil, Gas & Consumable Fuels - 1.4%
APA Corp 5.25% 2/1/2042	107,000	89,769
APA Corp 6.75% 2/15/2055	80,000	80,828
Boardwalk Pipelines LP 4.45% 7/15/2027	140,000	140,392
Boardwalk Pipelines LP 5.625% 8/1/2034	120,000	125,241
Burlington Resources LLC 5.95% 10/15/2036	110,000	119,594
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039	160,000	136,050
Cheniere Energy Inc 5.65% 4/15/2034	190,000	198,157
Cheniere Energy Partners LP 3.25% 1/31/2032	160,000	147,100
Cheniere Energy Partners LP 4% 3/1/2031	280,000	272,013
Cheniere Energy Partners LP 5.75% 8/15/2034	180,000	188,483
Chevron Corp 1.995% 5/11/2027	70,000	68,285
Chevron Corp 2.236% 5/11/2030	70,000	65,047
Chevron Corp 2.978% 5/11/2040	70,000	55,541
Chevron Corp 3.078% 5/11/2050	70,000	48,631
Chevron USA Inc 4.3% 10/15/2030	1,270,000	1,285,361
Chevron USA Inc 4.95% 8/15/2047	100,000	94,514
Chevron USA Inc 5.05% 11/15/2044	70,000	68,372
Columbia Pipeline Group Inc 5.8% 6/1/2045	50,000	49,969
ConocoPhillips 6.5% 2/1/2039	120,000	136,425
ConocoPhillips Co 3.8% 3/15/2052	100,000	75,137
ConocoPhillips Co 4.025% 3/15/2062	230,000	171,516
ConocoPhillips Co 4.7% 1/15/2030	730,000	745,867
ConocoPhillips Co 5% 1/15/2035	290,000	296,740
ConocoPhillips Co 5.05% 9/15/2033	50,000	51,839
ConocoPhillips Co 5.3% 5/15/2053	130,000	123,756
ConocoPhillips Co 5.5% 1/15/2055	140,000	136,854
ConocoPhillips Co 5.55% 3/15/2054	50,000	49,091
ConocoPhillips Co 5.65% 1/15/2065	210,000	206,984
ConocoPhillips Co 5.7% 9/15/2063	230,000	228,808
Continental Resources Inc/OK 4.375% 1/15/2028	300,000	298,983
Continental Resources Inc/OK 4.9% 6/1/2044	60,000	48,174
DCP Midstream Operating LP 5.6% 4/1/2044	80,000	77,641
Devon Energy Corp 5% 6/15/2045	315,000	275,614
Devon Energy Corp 5.2% 9/15/2034	170,000	170,728
Devon Energy Corp 5.6% 7/15/2041	100,000	97,572
Devon Energy Corp 5.75% 9/15/2054	110,000	102,395
Diamondback Energy Inc 4.25% 3/15/2052	160,000	126,851
Diamondback Energy Inc 4.4% 3/24/2051	100,000	81,453
Diamondback Energy Inc 5.15% 1/30/2030	430,000	442,517
Diamondback Energy Inc 5.9% 4/18/2064	480,000	463,303
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	90,000	66,305
Enbridge Energy Partners LP 7.375% 10/15/2045	210,000	248,296
Energy Transfer LP 3.75% 5/15/2030	390,000	380,474
Energy Transfer LP 4.4% 3/15/2027	170,000	170,230
Energy Transfer LP 4.95% 6/15/2028	567,000	576,845
Energy Transfer LP 5% 5/15/2050	330,000	280,609
Energy Transfer LP 5.25% 4/15/2029	1,300,000	1,337,838
Energy Transfer LP 5.3% 4/15/2047	50,000	45,128
Energy Transfer LP 5.4% 10/1/2047	80,000	72,853
Energy Transfer LP 5.7% 4/1/2035	500,000	519,982
Energy Transfer LP 5.8% 6/15/2038	260,000	267,310
Energy Transfer LP 6% 6/15/2048	330,000	323,982
Energy Transfer LP 6.05% 9/1/2054	110,000	107,547
Energy Transfer LP 6.125% 12/15/2045	230,000	229,394
Energy Transfer LP 6.2% 4/1/2055	200,000	199,635
Energy Transfer LP 6.25% 4/15/2049	130,000	130,662
Energy Transfer LP 6.4% 12/1/2030	100,000	108,557
Energy Transfer LP 6.55% 12/1/2033	220,000	242,674
Energy Transfer LP 6.625% 10/15/2036	280,000	306,104
Energy Transfer LP 7.5% 7/1/2038	210,000	245,380
Enterprise Products Operating LLC 2.8% 1/31/2030	560,000	532,339
Enterprise Products Operating LLC 3.2% 2/15/2052	290,000	196,643
Enterprise Products Operating LLC 3.3% 2/15/2053	100,000	68,424
Enterprise Products Operating LLC 3.95% 2/15/2027	214,000	214,039
Enterprise Products Operating LLC 4.2% 1/31/2050	370,000	303,746
Enterprise Products Operating LLC 4.25% 2/15/2048	270,000	225,997
Enterprise Products Operating LLC 4.45% 2/15/2043	100,000	89,513
Enterprise Products Operating LLC 4.6% 1/15/2031	300,000	304,389
Enterprise Products Operating LLC 4.8% 2/1/2049	56,000	50,448
Enterprise Products Operating LLC 4.85% 8/15/2042	170,000	159,058
Enterprise Products Operating LLC 4.95% 2/15/2035	130,000	132,208
Enterprise Products Operating LLC 5.2% 1/15/2036	830,000	851,632
Enterprise Products Operating LLC 5.35% 1/31/2033	500,000	525,863
Enterprise Products Operating LLC 5.55% 2/16/2055	130,000	128,717
Enterprise Products Operating LLC 7.55% 4/15/2038	120,000	146,151
EOG Resources Inc 4.95% 4/15/2050	200,000	182,092
EOG Resources Inc 5% 7/15/2032	200,000	205,354
EOG Resources Inc 5.35% 1/15/2036	200,000	207,456
EOG Resources Inc 5.65% 12/1/2054	80,000	80,016
EQT Corp 5.7% 4/1/2028	154,000	159,018
EQT Corp 5.75% 2/1/2034	110,000	115,874
Expand Energy Corp 5.375% 3/15/2030	240,000	243,357
Exxon Mobil Corp 2.995% 8/16/2039	450,000	364,704
Exxon Mobil Corp 3.452% 4/15/2051	760,000	558,567
Exxon Mobil Corp 4.114% 3/1/2046	200,000	170,575
Exxon Mobil Corp 4.327% 3/19/2050	100,000	85,634
Hess Corp 5.6% 2/15/2041	190,000	198,954
Hess Corp 5.8% 4/1/2047	100,000	104,324
Hess Corp 7.125% 3/15/2033	170,000	198,653
HF Sinclair Corp 5.5% 9/1/2032	220,000	224,823
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	100,000	109,557
Kinder Morgan Energy Partners LP 6.95% 1/15/2038	200,000	227,525
Kinder Morgan Energy Partners LP 7.3% 8/15/2033	530,000	610,305
Kinder Morgan Inc 3.6% 2/15/2051	270,000	192,338
Kinder Morgan Inc 4.8% 2/1/2033	600,000	605,049
Kinder Morgan Inc 5.05% 2/15/2046	50,000	45,675
Kinder Morgan Inc 5.2% 3/1/2048	264,000	244,465
Kinder Morgan Inc 5.45% 8/1/2052	210,000	198,556
Kinder Morgan Inc 5.55% 6/1/2045	300,000	293,092
Marathon Petroleum Corp 4.5% 4/1/2048	280,000	227,236
Marathon Petroleum Corp 5.15% 3/1/2030	290,000	298,630
Marathon Petroleum Corp 5.7% 3/1/2035	290,000	301,181
Marathon Petroleum Corp 6.5% 3/1/2041	50,000	53,771
MPLX LP 2.65% 8/15/2030	150,000	138,873
MPLX LP 4.125% 3/1/2027	60,000	59,942
MPLX LP 4.5% 4/15/2038	570,000	522,957
MPLX LP 4.7% 4/15/2048	226,000	189,794
MPLX LP 4.8% 2/15/2031	150,000	151,919
MPLX LP 4.95% 9/1/2032	130,000	131,042
MPLX LP 5% 3/1/2033	500,000	504,784
MPLX LP 5.2% 12/1/2047	200,000	180,423
MPLX LP 5.4% 9/15/2035	270,000	273,230
MPLX LP 5.5% 2/15/2049	100,000	92,807
MPLX LP 5.65% 3/1/2053	100,000	93,817
MPLX LP 6.2% 9/15/2055	150,000	151,688
Occidental Petroleum Corp 4.2% 3/15/2048	450,000	336,880
Occidental Petroleum Corp 5.55% 10/1/2034	440,000	448,122
Occidental Petroleum Corp 6.05% 10/1/2054	150,000	145,858
Occidental Petroleum Corp 6.125% 1/1/2031	60,000	63,501
Occidental Petroleum Corp 6.375% 9/1/2028	980,000	1,028,144
Occidental Petroleum Corp 6.45% 9/15/2036	80,000	85,422
Occidental Petroleum Corp 7.5% 5/1/2031	100,000	112,789
ONEOK Inc 3.25% 6/1/2030	150,000	142,701
ONEOK Inc 3.95% 3/1/2050	35,000	25,685
ONEOK Inc 4% 7/13/2027	80,000	79,857
ONEOK Inc 4.25% 9/24/2027	90,000	90,212
ONEOK Inc 4.4% 10/15/2029	60,000	60,187
ONEOK Inc 4.45% 9/1/2049	150,000	122,586
ONEOK Inc 4.75% 10/15/2031	240,000	241,113
ONEOK Inc 4.85% 2/1/2049	130,000	111,936
ONEOK Inc 5% 3/1/2026	147,000	147,000
ONEOK Inc 5.05% 11/1/2034	660,000	656,648
ONEOK Inc 5.2% 7/15/2048	22,000	20,040
ONEOK Inc 5.65% 11/1/2028	60,000	62,323
ONEOK Inc 5.65% 9/1/2034	100,000	103,511
ONEOK Inc 5.7% 11/1/2054	180,000	169,728
ONEOK Inc 5.85% 11/1/2064	230,000	219,682
ONEOK Inc 6.1% 11/15/2032	340,000	364,834
ONEOK Inc 6.25% 10/15/2055	80,000	81,188
ONEOK Inc 6.625% 9/1/2053	130,000	137,408
ONEOK Inc 7.15% 1/15/2051	150,000	166,334
ONEOK Partners LP 6.65% 10/1/2036	350,000	383,835
Ovintiv Inc 5.65% 5/15/2028	250,000	257,406
Ovintiv Inc 6.5% 2/1/2038	220,000	232,075
Ovintiv Inc 6.625% 8/15/2037	100,000	106,440
Phillips 66 3.3% 3/15/2052	440,000	291,729
Phillips 66 3.9% 3/15/2028	380,000	378,171
Phillips 66 4.65% 11/15/2034	220,000	216,682
Phillips 66 Co 4.68% 2/15/2045	100,000	85,396
Phillips 66 Co 4.95% 3/15/2035	110,000	109,950
Phillips 66 Co 5.25% 6/15/2031	1,100,000	1,148,192
Phillips 66 Co 5.5% 3/15/2055	100,000	93,186
Phillips 66 Co 5.65% 6/15/2054	130,000	124,508
Pioneer Natural Resources Co 1.9% 8/15/2030	210,000	190,041
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	760,000	736,995
Plains All American Pipeline LP / PAA Finance Corp 4.7% 6/15/2044	90,000	77,483
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	319,000	324,119
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	420,000	422,489
Shell Finance US Inc 2.375% 11/7/2029	320,000	301,794
Shell Finance US Inc 3.25% 4/6/2050	240,000	169,904
Shell Finance US Inc 3.75% 9/12/2046	106,000	84,152
Shell Finance US Inc 4% 5/10/2046	100,000	82,676
Shell Finance US Inc 4.125% 11/6/2030	340,000	341,774
Shell Finance US Inc 4.125% 5/11/2035	170,000	164,471
Shell Finance US Inc 4.375% 5/11/2045	160,000	140,177
Shell Finance US Inc 4.55% 8/12/2043	430,000	390,443
Shell International Finance BV 2.5% 9/12/2026	270,000	267,222
Shell International Finance BV 2.875% 11/26/2041	440,000	327,860
Shell International Finance BV 3% 11/26/2051	100,000	66,771
Shell International Finance BV 3.125% 11/7/2049	100,000	69,076
Shell International Finance BV 5.5% 3/25/2040	190,000	198,275
Targa Resources Corp 4.2% 2/1/2033	130,000	124,802
Targa Resources Corp 4.35% 1/15/2029	100,000	100,336
Targa Resources Corp 4.9% 9/15/2030	180,000	183,590
Targa Resources Corp 5.4% 7/30/2036	120,000	121,066
Targa Resources Corp 6.125% 3/15/2033	250,000	268,018
Targa Resources Corp 6.125% 5/15/2055	190,000	191,041
Targa Resources Corp 6.5% 2/15/2053	190,000	200,571
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	460,000	439,330
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.875% 1/15/2029	620,000	628,868
Tennessee Gas Pipeline Co LLC 7% 10/15/2028	630,000	678,355
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	1,105,000	1,057,533
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	100,000	78,374
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	190,000	166,485
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (e)	210,000	213,498
Valero Energy Corp 3.4% 9/15/2026	110,000	109,395
Valero Energy Corp 3.65% 12/1/2051	210,000	147,502
Valero Energy Corp 4.35% 6/1/2028	70,000	70,377
Valero Energy Corp 6.625% 6/15/2037	200,000	223,308
Valero Energy Partners LP 4.5% 3/15/2028	270,000	271,940
Western Gas Partners LP 4.05% 2/1/2030 (d)	230,000	226,197
Western Gas Partners LP 5.3% 3/1/2048	150,000	130,331
Western Gas Partners LP 6.15% 4/1/2033	110,000	116,760
Williams Cos Inc/The 2.6% 3/15/2031	160,000	146,266
Williams Cos Inc/The 3.5% 10/15/2051	350,000	248,049
Williams Cos Inc/The 3.75% 6/15/2027	460,000	456,888
Williams Cos Inc/The 4.85% 3/1/2048	50,000	44,576
Williams Cos Inc/The 4.9% 1/15/2045	100,000	91,111
Williams Cos Inc/The 5.1% 9/15/2045	100,000	92,998
Williams Cos Inc/The 5.15% 3/15/2034	130,000	132,692
Williams Cos Inc/The 5.4% 3/2/2026	160,000	160,557
Williams Cos Inc/The 5.6% 3/15/2035	220,000	230,036
Williams Cos Inc/The 5.65% 3/15/2033	230,000	243,184
Williams Cos Inc/The 5.8% 11/15/2043	100,000	101,161
Williams Cos Inc/The Series A, 7.5% 1/15/2031	205,000	232,112
		47,362,912
TOTAL ENERGY		48,933,855

Financials - 6.4%
Banks - 2.7%
Bank of America Corp 1.658% 3/11/2027 (b)	340,000	337,556
Bank of America Corp 1.734% 7/22/2027 (b)	510,000	502,064
Bank of America Corp 2.087% 6/14/2029 (b)	1,210,000	1,153,767
Bank of America Corp 2.299% 7/21/2032 (b)	110,000	98,674
Bank of America Corp 2.482% 9/21/2036 (b)	320,000	281,676
Bank of America Corp 2.572% 10/20/2032 (b)	1,690,000	1,533,453
Bank of America Corp 2.651% 3/11/2032 (b)	340,000	313,394
Bank of America Corp 2.676% 6/19/2041 (b)	1,480,000	1,113,492
Bank of America Corp 2.687% 4/22/2032 (b)	2,030,000	1,868,941
Bank of America Corp 2.831% 10/24/2051 (b)	140,000	91,293
Bank of America Corp 2.972% 2/4/2033 (b)	250,000	229,806
Bank of America Corp 2.972% 7/21/2052 (b)	220,000	148,228
Bank of America Corp 3.194% 7/23/2030 (b)	270,000	261,430
Bank of America Corp 3.311% 4/22/2042 (b)	100,000	80,008
Bank of America Corp 3.419% 12/20/2028 (b)	735,000	725,900
Bank of America Corp 3.946% 1/23/2049 (b)	360,000	293,905
Bank of America Corp 3.97% 3/5/2029 (b)	780,000	778,766
Bank of America Corp 3.974% 2/7/2030 (b)	825,000	821,393
Bank of America Corp 4.078% 4/23/2040 (b)	100,000	90,493
Bank of America Corp 4.083% 3/20/2051 (b)	100,000	82,393
Bank of America Corp 4.244% 4/24/2038 (b)	480,000	453,363
Bank of America Corp 4.271% 7/23/2029 (b)	360,000	362,255
Bank of America Corp 4.33% 3/15/2050 (b)	200,000	171,827
Bank of America Corp 4.376% 4/27/2028 (b)	1,000,000	1,003,597
Bank of America Corp 4.623% 5/9/2029 (b)	1,750,000	1,773,879
Bank of America Corp 5% 1/21/2044	235,000	231,693
Bank of America Corp 5.08% 1/20/2027 (b)	1,000,000	1,000,978
Bank of America Corp 5.202% 4/25/2029 (b)	200,000	205,108
Bank of America Corp 5.425% 8/15/2035 (b)	600,000	618,385
Bank of America Corp 5.464% 5/9/2036 (b)	800,000	843,500
Bank of America Corp 5.511% 1/24/2036 (b)	700,000	738,802
Bank of America Corp 5.518% 10/25/2035 (b)	240,000	247,959
Bank of America Corp 5.744% 2/12/2036 (b)	140,000	147,149
Bank of America Corp 5.872% 9/15/2034 (b)	560,000	603,645
Bank of America Corp 6.11% 1/29/2037	508,000	552,872
Bank of America Corp 6.204% 11/10/2028 (b)	400,000	415,979
Bank of America Corp 6.22% 9/15/2026	480,000	487,658
Bank of America Corp 7.75% 5/14/2038	120,000	147,410
Citibank NA 4.838% 8/6/2029	510,000	523,347
Citibank NA 4.914% 5/29/2030	1,550,000	1,598,623
Citibank NA 5.803% 9/29/2028	2,000,000	2,099,250
Citigroup Inc 1.122% 1/28/2027 (b)	600,000	597,000
Citigroup Inc 1.462% 6/9/2027 (b)	300,000	295,726
Citigroup Inc 2.561% 5/1/2032 (b)	600,000	545,948
Citigroup Inc 2.572% 6/3/2031 (b)	380,000	352,529
Citigroup Inc 3.07% 2/24/2028 (b)	610,000	602,274
Citigroup Inc 3.2% 10/21/2026	80,000	79,408
Citigroup Inc 3.52% 10/27/2028 (b)	2,060,000	2,038,691
Citigroup Inc 3.785% 3/17/2033 (b)	100,000	95,793
Citigroup Inc 3.878% 1/24/2039 (b)	470,000	419,693
Citigroup Inc 3.887% 1/10/2028 (b)	140,000	139,630
Citigroup Inc 3.98% 3/20/2030 (b)	150,000	148,877
Citigroup Inc 4.075% 4/23/2029 (b)	770,000	769,564
Citigroup Inc 4.125% 7/25/2028	440,000	440,102
Citigroup Inc 4.45% 9/29/2027	1,185,000	1,190,812
Citigroup Inc 4.65% 7/23/2048	195,000	175,234
Citigroup Inc 4.65% 7/30/2045	267,000	243,698
Citigroup Inc 4.75% 5/18/2046	518,000	461,715
Citigroup Inc 5.174% 9/11/2036 (b)	450,000	459,229
Citigroup Inc 5.316% 3/26/2041 (b)	500,000	506,430
Citigroup Inc 5.333% 3/27/2036 (b)	1,000,000	1,031,947
Citigroup Inc 5.449% 6/11/2035 (b)	300,000	313,326
Citigroup Inc 5.827% 2/13/2035 (b)	380,000	397,401
Citigroup Inc 5.875% 1/30/2042	100,000	106,435
Citigroup Inc 5.875% 2/22/2033	310,000	333,248
Citigroup Inc 6.27% 11/17/2033 (b)	100,000	109,566
Citigroup Inc 6.625% 6/15/2032	200,000	222,607
Citigroup Inc 6.675% 9/13/2043	200,000	225,885
Citizens Financial Group Inc 2.5% 2/6/2030	190,000	175,841
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	260,000	266,575
Citizens Financial Group Inc 5.641% 5/21/2037 (b)	70,000	71,216
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	150,000	157,325
Comerica Inc 5.982% 1/30/2030 (b)	140,000	145,832
Fifth Third Bancorp 2.55% 5/5/2027	100,000	97,924
Fifth Third Bancorp 3.95% 3/14/2028	50,000	49,911
Fifth Third Bancorp 4.337% 4/25/2033 (b)	50,000	48,998
Fifth Third Bancorp 4.772% 7/28/2030 (b)	170,000	172,321
Fifth Third Bancorp 6.339% 7/27/2029 (b)	290,000	305,558
Fifth Third Bancorp 6.361% 10/27/2028 (b)	380,000	395,627
Fifth Third Bancorp 8.25% 3/1/2038	130,000	161,048
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	190,000	164,584
Huntington Bancshares Inc/OH 2.55% 2/4/2030	310,000	288,726
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	290,000	291,446
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	350,000	361,320
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	100,000	105,022
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	360,000	352,494
JPMorgan Chase & Co 1.578% 4/22/2027 (b)	300,000	296,976
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	300,000	267,390
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	340,000	324,429
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	340,000	248,460
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	1,080,000	977,758
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	300,000	275,503
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	570,000	541,590
JPMorgan Chase & Co 2.95% 10/1/2026	190,000	188,488
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	360,000	339,886
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	630,000	581,454
JPMorgan Chase & Co 3.109% 4/22/2041 (b)	220,000	175,674
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	50,000	34,882
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	830,000	601,466
JPMorgan Chase & Co 3.702% 5/6/2030 (b)	240,000	236,830
JPMorgan Chase & Co 3.897% 1/23/2049 (b)	350,000	285,075
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	550,000	552,151
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	630,000	636,995
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	1,230,000	1,242,547
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	880,000	894,383
JPMorgan Chase & Co 4.81% 10/22/2036 (b)	1,000,000	1,005,545
JPMorgan Chase & Co 4.85% 2/1/2044	100,000	96,050
JPMorgan Chase & Co 4.95% 6/1/2045	290,000	278,042
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	150,000	154,345
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	230,000	238,530
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	2,080,000	2,157,735
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	460,000	479,602
JPMorgan Chase & Co 5.35% 6/1/2034 (b)	1,700,000	1,784,641
JPMorgan Chase & Co 5.5% 10/15/2040	430,000	454,049
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	930,000	987,913
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	260,000	272,022
JPMorgan Chase & Co 5.6% 7/15/2041	325,000	343,322
JPMorgan Chase & Co 5.625% 8/16/2043	247,000	257,582
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	440,000	473,694
JPMorgan Chase & Co 8% 4/29/2027	1,060,000	1,119,016
JPMorgan Chase Bank NA 5.11% 12/8/2026	725,000	733,025
KeyCorp 2.25% 4/6/2027	280,000	272,971
KeyCorp 5.121% 4/4/2031 (b)	310,000	318,787
KeyCorp 6.401% 3/6/2035 (b)	60,000	65,468
M&T Bank Corp 5.053% 1/27/2034 (b)	190,000	191,721
M&T Bank Corp 5.179% 7/8/2031 (b)	240,000	246,221
M&T Bank Corp 6.082% 3/13/2032 (b)	100,000	106,403
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (b)	620,000	625,413
Morgan Stanley Bank NA 4.754% 4/21/2026	1,710,000	1,713,006
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	500,000	500,848
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	250,000	251,367
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	400,000	406,860
PNC Financial Services Group Inc/The 1.15% 8/13/2026	400,000	392,285
PNC Financial Services Group Inc/The 2.55% 1/22/2030	530,000	499,601
PNC Financial Services Group Inc/The 3.45% 4/23/2029	710,000	699,678
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	220,000	218,925
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	500,000	510,157
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)	100,000	102,538
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	160,000	164,504
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	270,000	279,969
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (b)	450,000	466,168
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	180,000	189,295
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	80,000	82,941
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	200,000	211,812
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	200,000	215,987
Regions Financial Corp 5.502% 9/6/2035 (b)	200,000	206,739
Regions Financial Corp 7.375% 12/10/2037	100,000	115,798
Santander Holdings USA Inc 4.4% 7/13/2027	110,000	110,322
Santander Holdings USA Inc 5.741% 3/20/2031 (b)	150,000	155,409
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	100,000	104,629
Santander Holdings USA Inc 7.66% 11/9/2031 (b)	430,000	482,223
Truist Financial Corp 1.125% 8/3/2027	430,000	410,586
Truist Financial Corp 1.267% 3/2/2027 (b)	950,000	942,697
Truist Financial Corp 4.916% 7/28/2033 (b)	250,000	250,451
Truist Financial Corp 5.153% 8/5/2032 (b)	160,000	165,279
Truist Financial Corp 5.711% 1/24/2035 (b)	270,000	285,523
Truist Financial Corp 5.867% 6/8/2034 (b)	300,000	319,941
Truist Financial Corp 6.123% 10/28/2033 (b)	370,000	400,374
US Bancorp 2.491% 11/3/2036 (b)	200,000	174,748
US Bancorp 2.677% 1/27/2033 (b)	190,000	171,764
US Bancorp 3.15% 4/27/2027	810,000	802,298
US Bancorp 3.9% 4/26/2028	550,000	550,917
US Bancorp 4.653% 2/1/2029 (b)	380,000	384,719
US Bancorp 4.839% 2/1/2034 (b)	490,000	496,357
US Bancorp 4.967% 7/22/2033 (b)	150,000	151,541
US Bancorp 5.046% 2/12/2031 (b)	250,000	257,492
US Bancorp 5.424% 2/12/2036 (b)	160,000	167,297
US Bancorp 5.775% 6/12/2029 (b)	100,000	104,059
US Bancorp 5.85% 10/21/2033 (b)	460,000	493,820
Wachovia Corp 5.5% 8/1/2035	350,000	364,733
Wells Fargo & Co 2.393% 6/2/2028 (b)	220,000	214,641
Wells Fargo & Co 3% 10/23/2026	710,000	703,292
Wells Fargo & Co 3.068% 4/30/2041 (b)	380,000	300,082
Wells Fargo & Co 3.9% 5/1/2045	1,100,000	907,883
Wells Fargo & Co 4.078% 9/15/2029 (b)	1,930,000	1,929,299
Wells Fargo & Co 4.15% 1/24/2029	3,440,000	3,449,232
Wells Fargo & Co 4.3% 7/22/2027	2,480,000	2,490,522
Wells Fargo & Co 4.4% 6/14/2046	120,000	102,181
Wells Fargo & Co 4.611% 4/25/2053 (b)	1,160,000	1,022,433
Wells Fargo & Co 4.75% 12/7/2046	508,000	454,033
Wells Fargo & Co 4.892% 9/15/2036 (b)	60,000	60,516
Wells Fargo & Co 4.897% 7/25/2033 (b)	300,000	306,882
Wells Fargo & Co 4.9% 11/17/2045	97,000	88,510
Wells Fargo & Co 5.013% 4/4/2051 (b)	280,000	262,862
Wells Fargo & Co 5.198% 1/23/2030 (b)	720,000	742,850
Wells Fargo & Co 5.375% 11/2/2043	100,000	98,570
Wells Fargo & Co 5.389% 4/24/2034 (b)	580,000	608,019
Wells Fargo & Co 5.557% 7/25/2034 (b)	590,000	624,921
Wells Fargo & Co 5.574% 7/25/2029 (b)	900,000	932,767
Wells Fargo & Co 5.606% 1/15/2044	360,000	362,910
Wells Fargo Bank NA 5.254% 12/11/2026	1,760,000	1,782,820
		94,733,363
Capital Markets - 1.6%
Affiliated Managers Group Inc 3.3% 6/15/2030	150,000	143,598
Ameriprise Financial Inc 5.15% 5/15/2033	70,000	72,944
Ameriprise Financial Inc 5.7% 12/15/2028	130,000	136,219
Apollo Debt Solutions BDC 6.55% 3/15/2032 (e)	250,000	259,726
Ares Capital Corp 2.875% 6/15/2028	320,000	305,434
Ares Capital Corp 3.2% 11/15/2031	150,000	132,854
Ares Capital Corp 3.875% 1/15/2026	200,000	199,792
Ares Capital Corp 5.100% 1/15/2031	20,000	19,768
Ares Capital Corp 5.8% 3/8/2032	130,000	131,449
Ares Capital Corp 5.95% 7/15/2029	190,000	195,392
Ares Capital Corp 7% 1/15/2027	90,000	92,343
Ares Management Corp 5.6% 10/11/2054	100,000	94,734
Ares Strategic Income Fund 4.85% 1/15/2029 (e)	260,000	256,686
Ares Strategic Income Fund 5.6% 2/15/2030	360,000	361,592
Ares Strategic Income Fund 6.2% 3/21/2032	150,000	153,686
Bank of New York Mellon 4.729% 4/20/2029 (b)	380,000	386,736
Bank of New York Mellon Corp/The 1.8% 7/28/2031	170,000	150,331
Bank of New York Mellon Corp/The 1.9% 1/25/2029	245,000	231,021
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	560,000	566,703
Bank of New York Mellon Corp/The 4.596% 7/26/2030 (b)	100,000	101,926
Bank of New York Mellon Corp/The 4.706% 2/1/2034 (b)	110,000	111,272
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	150,000	154,541
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	150,000	154,669
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)	260,000	269,837
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (b)	440,000	459,099
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (b)	500,000	531,529
BlackRock Funding Inc 4.6% 7/26/2027	90,000	91,138
BlackRock Funding Inc 5% 3/14/2034	100,000	103,651
BlackRock Funding Inc 5.25% 3/14/2054	60,000	58,642
BlackRock Funding Inc 5.35% 1/8/2055	120,000	119,229
Blackrock Inc 2.1% 2/25/2032	650,000	574,689
Blackrock Inc 2.4% 4/30/2030	550,000	515,082
Blackrock Inc 3.2% 3/15/2027	220,000	218,517
Blackrock Inc 3.25% 4/30/2029	180,000	176,537
Blackrock Inc 4.75% 5/25/2033	80,000	82,251
Blackstone Private Credit Fund 3.25% 3/15/2027	140,000	137,484
Blackstone Private Credit Fund 5.05% 9/10/2030	130,000	128,158
Blackstone Private Credit Fund 5.25% 4/1/2030	150,000	149,454
Blackstone Private Credit Fund 5.95% 7/16/2029	110,000	112,479
Blackstone Private Credit Fund 6% 1/29/2032	160,000	163,480
Blackstone Private Credit Fund 6% 11/22/2034	90,000	91,339
Blackstone Private Credit Fund 6.25% 1/25/2031	50,000	51,755
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	53,156
Blackstone Secured Lending Fund 5.35% 4/13/2028	210,000	212,083
Blue Owl Capital Corp 2.875% 6/11/2028	270,000	254,504
Blue Owl Capital Corp 5.95% 3/15/2029	100,000	101,257
Cboe Global Markets Inc 1.625% 12/15/2030	130,000	115,128
Charles Schwab Corp/The 0.9% 3/11/2026	460,000	456,078
Charles Schwab Corp/The 1.65% 3/11/2031	197,000	172,879
Charles Schwab Corp/The 2% 3/20/2028	120,000	115,238
Charles Schwab Corp/The 2.9% 3/3/2032	310,000	284,908
Charles Schwab Corp/The 3.2% 3/2/2027	910,000	901,511
Charles Schwab Corp/The 4.343% 11/14/2031 (b)	100,000	100,259
Charles Schwab Corp/The 4.914% 11/14/2036 (b)	160,000	160,290
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	370,000	404,976
Charles Schwab Corp/The 6.196% 11/17/2029 (b)	220,000	233,353
CME Group Inc 3.75% 6/15/2028	140,000	140,058
CME Group Inc 4.15% 6/15/2048	100,000	85,486
CME Group Inc 5.3% 9/15/2043	150,000	152,448
Franklin Resources Inc 1.6% 10/30/2030	220,000	194,316
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (b)	1,000,000	999,248
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	600,000	588,208
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	1,370,000	1,231,928
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	460,000	420,713
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (b)	470,000	350,350
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	140,000	129,575
Goldman Sachs Group Inc/The 3.85% 1/26/2027	960,000	958,132
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	630,000	572,475
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (b)	130,000	130,094
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	1,650,000	1,653,401
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (b)	660,000	660,778
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (b)	820,000	825,347
Goldman Sachs Group Inc/The 4.75% 10/21/2045	245,000	225,775
Goldman Sachs Group Inc/The 4.8% 7/8/2044	120,000	112,772
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (b)	300,000	301,117
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)	500,000	513,648
Goldman Sachs Group Inc/The 5.15% 5/22/2045	330,000	314,241
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	600,000	621,637
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	1,700,000	1,781,401
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	500,000	509,572
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (b)	200,000	207,797
Goldman Sachs Group Inc/The 6.25% 2/1/2041	220,000	243,144
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (b)	110,000	123,862
Goldman Sachs Group Inc/The 6.75% 10/1/2037	492,000	554,172
Golub Capital BDC Inc 6% 7/15/2029	120,000	122,354
HPS Corporate Lending Fund 5.45% 1/14/2028	220,000	221,690
HPS Corporate Lending Fund 5.45% 11/15/2030 (e)	260,000	258,488
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	102,919
HPS Corporate Lending Fund 6.75% 1/30/2029	60,000	62,557
Intercontinental Exchange Inc 1.85% 9/15/2032	160,000	136,658
Intercontinental Exchange Inc 2.65% 9/15/2040	270,000	201,523
Intercontinental Exchange Inc 3% 9/15/2060	180,000	109,545
Intercontinental Exchange Inc 3.1% 9/15/2027	535,000	527,545
Intercontinental Exchange Inc 3.75% 9/21/2028	100,000	99,450
Intercontinental Exchange Inc 4% 9/15/2027	1,160,000	1,161,643
Intercontinental Exchange Inc 4.25% 9/21/2048	120,000	101,004
Intercontinental Exchange Inc 4.35% 6/15/2029	240,000	242,519
Intercontinental Exchange Inc 4.6% 3/15/2033	100,000	101,047
Intercontinental Exchange Inc 4.95% 6/15/2052	120,000	111,108
Intercontinental Exchange Inc 5.2% 6/15/2062	320,000	299,093
Invesco Finance PLC 5.375% 11/30/2043	50,000	49,289
Jefferies Financial Group Inc 2.75% 10/15/2032	240,000	209,961
Jefferies Financial Group Inc 4.15% 1/23/2030	507,000	498,201
Jefferies Financial Group Inc 4.85% 1/15/2027	110,000	110,629
Jefferies Financial Group Inc 5.875% 7/21/2028	320,000	331,810
Jefferies Financial Group Inc 6.2% 4/14/2034	70,000	74,159
Lazard Group LLC 4.375% 3/11/2029	110,000	110,274
Lazard Group LLC 4.5% 9/19/2028	100,000	100,736
Legg Mason Inc 5.625% 1/15/2044	60,000	60,314
LPL Holdings Inc 4.9% 4/3/2028	230,000	233,277
LPL Holdings Inc 5.15% 6/15/2030	210,000	214,597
LPL Holdings Inc 5.65% 3/15/2035	30,000	30,754
LPL Holdings Inc 6% 5/20/2034	100,000	104,916
LPL Holdings Inc 6.75% 11/17/2028	80,000	85,325
Moody's Corp 2% 8/19/2031	140,000	124,323
Moody's Corp 2.55% 8/18/2060	100,000	53,572
Moody's Corp 4.875% 12/17/2048	120,000	108,561
Moody's Corp 5% 8/5/2034	510,000	523,499
Morgan Stanley 1.512% 7/20/2027 (b)	470,000	462,196
Morgan Stanley 1.593% 5/4/2027 (b)	1,100,000	1,087,984
Morgan Stanley 1.794% 2/13/2032 (b)	390,000	343,726
Morgan Stanley 2.239% 7/21/2032 (b)	470,000	419,179
Morgan Stanley 2.484% 9/16/2036 (b)	520,000	457,804
Morgan Stanley 3.625% 1/20/2027	160,000	159,485
Morgan Stanley 3.772% 1/24/2029 (b)	180,000	178,809
Morgan Stanley 3.971% 7/22/2038 (b)	440,000	400,188
Morgan Stanley 4.21% 4/20/2028 (b)	575,000	575,880
Morgan Stanley 4.3% 1/27/2045	120,000	105,226
Morgan Stanley 4.375% 1/22/2047	324,000	285,173
Morgan Stanley 4.457% 4/22/2039 (b)	250,000	237,189
Morgan Stanley 4.892% 10/22/2036 (b)	830,000	832,689
Morgan Stanley 5.042% 7/19/2030 (b)	110,000	113,079
Morgan Stanley 5.123% 2/1/2029 (b)	500,000	510,671
Morgan Stanley 5.164% 4/20/2029 (b)	850,000	870,233
Morgan Stanley 5.192% 4/17/2031 (b)	1,090,000	1,128,150
Morgan Stanley 5.25% 4/21/2034 (b)	1,480,000	1,536,493
Morgan Stanley 5.297% 4/20/2037 (b)	330,000	338,256
Morgan Stanley 5.32% 7/19/2035 (b)	570,000	591,969
Morgan Stanley 5.424% 7/21/2034 (b)	480,000	503,157
Morgan Stanley 5.449% 7/20/2029 (b)	2,150,000	2,221,973
Morgan Stanley 5.587% 1/18/2036 (b)	1,000,000	1,055,574
Morgan Stanley 5.597% 3/24/2051 (b)	190,000	194,177
Morgan Stanley 5.664% 4/17/2036 (b)	230,000	244,165
Morgan Stanley 5.942% 2/7/2039 (b)	200,000	211,112
Morgan Stanley 6.375% 7/24/2042	528,000	596,752
Morgan Stanley Direct Lending Fund 6.15% 5/17/2029	90,000	92,801
MSCI Inc 5.25% 9/1/2035	230,000	232,572
Nasdaq Inc 1.65% 1/15/2031	290,000	256,221
Nasdaq Inc 2.5% 12/21/2040	100,000	72,026
Nasdaq Inc 3.95% 3/7/2052	85,000	65,741
Nasdaq Inc 5.35% 6/28/2028	100,000	103,150
Nasdaq Inc 5.95% 8/15/2053	168,000	175,508
Nasdaq Inc 6.1% 6/28/2063	40,000	42,061
Northern Trust Corp 1.95% 5/1/2030	150,000	137,516
Northern Trust Corp 6.125% 11/2/2032	100,000	109,468
Raymond James Financial Inc 4.9% 9/11/2035	60,000	59,764
Raymond James Financial Inc 4.95% 7/15/2046	200,000	185,109
Raymond James Financial Inc 5.65% 9/11/2055	80,000	79,211
S&P Global Inc 1.25% 8/15/2030	120,000	105,670
S&P Global Inc 2.3% 8/15/2060	110,000	57,048
S&P Global Inc 2.45% 3/1/2027	300,000	294,638
S&P Global Inc 2.7% 3/1/2029	270,000	259,134
S&P Global Inc 2.9% 3/1/2032	180,000	166,680
S&P Global Inc 2.95% 1/22/2027	220,000	217,721
S&P Global Inc 3.9% 3/1/2062	250,000	190,915
S&P Global Inc 4.25% 5/1/2029	110,000	110,711
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	80,000	82,086
State Street Corp 1.684% 11/18/2027 (b)	515,000	503,789
State Street Corp 3.031% 11/1/2034 (b)	170,000	160,679
State Street Corp 4.164% 8/4/2033 (b)	110,000	108,207
State Street Corp 4.729% 2/28/2030	220,000	225,648
State Street Corp 4.784% 10/23/2036 (b)	210,000	210,703
State Street Corp 4.821% 1/26/2034 (b)	100,000	101,988
State Street Corp 4.834% 4/24/2030	260,000	268,127
State Street Corp 5.146% 2/28/2036 (b)	270,000	278,412
State Street Corp 5.272% 8/3/2026	440,000	443,448
State Street Corp 5.684% 11/21/2029 (b)	200,000	209,624
		54,766,086
Consumer Finance - 0.7%
Ally Financial Inc 2.2% 11/2/2028	100,000	93,963
Ally Financial Inc 4.75% 6/9/2027	550,000	552,909
Ally Financial Inc 6.184% 7/26/2035 (b)	200,000	207,219
Ally Financial Inc 6.848% 1/3/2030 (b)	240,000	253,758
Ally Financial Inc 6.992% 6/13/2029 (b)	50,000	52,658
Ally Financial Inc 8% 11/1/2031	100,000	113,798
American Express Co 3.3% 5/3/2027	510,000	506,109
American Express Co 4.05% 12/3/2042	140,000	121,476
American Express Co 4.351% 7/20/2029 (b)	600,000	604,906
American Express Co 4.804% 10/24/2036 (b)	300,000	298,496
American Express Co 4.918% 7/20/2033 (b)	250,000	256,104
American Express Co 4.989% 5/26/2033 (b)	250,000	255,847
American Express Co 5.043% 5/1/2034 (b)	250,000	258,137
American Express Co 5.284% 7/26/2035 (b)	420,000	435,913
American Express Co 5.442% 1/30/2036 (b)	200,000	209,154
American Express Co 5.645% 4/23/2027 (b)	1,550,000	1,559,592
American Express Co 5.85% 11/5/2027	420,000	434,897
Capital One Financial Corp 1.878% 11/2/2027 (b)	360,000	352,286
Capital One Financial Corp 2.359% 7/29/2032 (b)	110,000	96,142
Capital One Financial Corp 3.75% 3/9/2027	280,000	278,803
Capital One Financial Corp 3.8% 1/31/2028	438,000	435,663
Capital One Financial Corp 4.5% 1/30/2026	208,000	208,000
Capital One Financial Corp 5.197% 9/11/2036 (b)	330,000	329,418
Capital One Financial Corp 5.247% 7/26/2030 (b)	470,000	484,353
Capital One Financial Corp 5.268% 5/10/2033 (b)	100,000	102,696
Capital One Financial Corp 5.468% 2/1/2029 (b)	450,000	461,878
Capital One Financial Corp 5.817% 2/1/2034 (b)	70,000	73,694
Capital One Financial Corp 6.051% 2/1/2035 (b)	200,000	213,638
Capital One Financial Corp 6.183% 1/30/2036 (b)	220,000	230,764
Capital One Financial Corp 6.312% 6/8/2029 (b)	270,000	283,511
Capital One Financial Corp 6.377% 6/8/2034 (b)	150,000	163,017
Capital One Financial Corp 6.7% 11/29/2032	170,000	188,376
Capital One Financial Corp 7.964% 11/2/2034 (b)	50,000	59,189
Ford Motor Credit Co LLC 5.85% 5/17/2027	1,120,000	1,135,524
Ford Motor Credit Co LLC 5.918% 3/20/2028	400,000	408,952
Ford Motor Credit Co LLC 6.125% 3/8/2034	200,000	203,453
Ford Motor Credit Co LLC 6.798% 11/7/2028	310,000	324,561
Ford Motor Credit Co LLC 6.8% 5/12/2028	740,000	770,766
Ford Motor Credit Co LLC 6.95% 3/6/2026	260,000	261,154
Ford Motor Credit Co LLC 6.95% 6/10/2026	910,000	919,327
Ford Motor Credit Co LLC 7.122% 11/7/2033	210,000	226,317
Ford Motor Credit Co LLC 7.2% 6/10/2030	520,000	558,372
John Deere Capital Corp 1.45% 1/15/2031	170,000	150,125
John Deere Capital Corp 2.35% 3/8/2027	200,000	196,513
John Deere Capital Corp 2.8% 7/18/2029	310,000	298,182
John Deere Capital Corp 2.8% 9/8/2027	290,000	285,241
John Deere Capital Corp 4.35% 9/15/2032	320,000	322,496
John Deere Capital Corp 4.375% 10/15/2030	350,000	354,713
John Deere Capital Corp 4.55% 6/5/2030	700,000	713,982
John Deere Capital Corp 4.75% 6/8/2026	730,000	732,996
John Deere Capital Corp 4.95% 7/14/2028	450,000	462,377
John Deere Capital Corp 5.05% 6/12/2034	210,000	218,320
John Deere Capital Corp 5.15% 9/8/2033	170,000	178,762
Synchrony Financial 3.95% 12/1/2027	380,000	376,862
Synchrony Financial 5.15% 3/19/2029	109,000	110,748
Toyota Motor Credit Corp 1.15% 8/13/2027	470,000	449,363
Toyota Motor Credit Corp 1.65% 1/10/2031	180,000	159,380
Toyota Motor Credit Corp 1.9% 9/12/2031	210,000	184,922
Toyota Motor Credit Corp 3.2% 1/11/2027	810,000	804,039
Toyota Motor Credit Corp 4.05% 9/5/2028	230,000	230,861
Toyota Motor Credit Corp 4.45% 6/29/2029	340,000	344,788
Toyota Motor Credit Corp 4.8% 1/5/2034	70,000	71,825
Toyota Motor Credit Corp 5.4% 11/20/2026	1,155,000	1,172,413
Toyota Motor Credit Corp 5.55% 11/20/2030	570,000	605,743
		23,409,441
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	100,000	98,246
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	200,000	152,235
Apollo Global Management Inc 5.15% 8/12/2035	570,000	571,147
Berkshire Hathaway Inc 4.5% 2/11/2043	110,000	104,727
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	50,000	50,030
Blackstone Reg Finance Co LLC 4.95% 2/15/2036	100,000	99,659
Blackstone Reg Finance Co LLC 5% 12/6/2034	100,000	100,794
Blue Owl Credit Income Corp 5.8% 3/15/2030	105,000	104,796
Blue Owl Credit Income Corp 6.6% 9/15/2029	240,000	246,754
Blue Owl Credit Income Corp 6.65% 3/15/2031	190,000	196,230
BP Capital Markets America Inc 2.939% 6/4/2051	220,000	143,510
BP Capital Markets America Inc 3% 2/24/2050	130,000	86,816
BP Capital Markets America Inc 3.001% 3/17/2052	280,000	183,831
BP Capital Markets America Inc 3.017% 1/16/2027	635,000	628,810
BP Capital Markets America Inc 3.06% 6/17/2041	810,000	623,641
BP Capital Markets America Inc 3.379% 2/8/2061	110,000	73,875
BP Capital Markets America Inc 4.234% 11/6/2028	830,000	836,568
BP Capital Markets America Inc 4.812% 2/13/2033	150,000	152,635
BP Capital Markets America Inc 4.893% 9/11/2033	110,000	112,632
CNH Industrial Capital LLC 4.55% 4/10/2028	180,000	181,532
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	124,266
Corebridge Financial Inc 3.65% 4/5/2027	290,000	287,762
Corebridge Financial Inc 3.9% 4/5/2032	210,000	199,623
Corebridge Financial Inc 4.4% 4/5/2052	290,000	236,382
Corebridge Financial Inc 6.375% 9/15/2054 (b)	130,000	131,097
CRH SMW Finance DAC 5.125% 1/9/2030	500,000	515,577
DH Europe Finance II Sarl 2.6% 11/15/2029	320,000	303,592
DH Europe Finance II Sarl 3.4% 11/15/2049	80,000	59,278
Equitable Holdings Inc 4.35% 4/20/2028	126,000	126,471
Equitable Holdings Inc 5% 4/20/2048	280,000	253,566
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	183,159	160,701
Fidelity National Information Services Inc 1.15% 3/1/2026	246,000	244,157
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	178,817
Fidelity National Information Services Inc 5.625% 7/15/2052	100,000	98,824
Fiserv Inc 2.25% 6/1/2027	100,000	97,020
Fiserv Inc 3.5% 7/1/2029	520,000	503,121
Fiserv Inc 4.4% 7/1/2049	310,000	246,996
Fiserv Inc 4.55% 2/15/2031	450,000	446,644
Fiserv Inc 4.75% 3/15/2030	180,000	181,077
Fiserv Inc 5.25% 8/11/2035	140,000	140,464
Fiserv Inc 5.375% 8/21/2028	300,000	307,596
Fiserv Inc 5.45% 3/15/2034	270,000	274,701
Fiserv Inc 5.45% 3/2/2028	150,000	153,442
Global Payments Inc 1.2% 3/1/2026	350,000	347,255
Global Payments Inc 2.9% 5/15/2030	310,000	287,216
Global Payments Inc 3.2% 8/15/2029	110,000	104,585
Global Payments Inc 4.45% 6/1/2028	170,000	170,343
Global Payments Inc 4.875% 11/15/2030	500,000	501,173
Global Payments Inc 5.55% 11/15/2035	260,000	259,787
Global Payments Inc 5.95% 8/15/2052	160,000	153,733
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (e)	110,000	111,812
Goldman Sachs Private Credit Corp 6.25% 5/6/2030 (e)	70,000	71,384
Golub Capital Private Credit Fund 5.875% 5/1/2030	130,000	131,787
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	200,000	207,255
Jackson Financial Inc 3.125% 11/23/2031	64,000	58,333
Jackson Financial Inc 5.17% 6/8/2027	110,000	111,232
Jackson Financial Inc 5.67% 6/8/2032	195,000	202,170
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	100,000	90,439
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	500,000	523,998
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.5% 12/1/2052	280,000	292,578
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 6.75% 3/15/2034	110,000	122,089
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 7.25% 11/15/2053	170,000	193,529
Mastercard Inc 2.95% 11/21/2026	615,000	610,076
Mastercard Inc 3.35% 3/26/2030	350,000	342,388
Mastercard Inc 3.8% 11/21/2046	220,000	180,119
Mastercard Inc 3.85% 3/26/2050	410,000	328,866
Mastercard Inc 3.95% 2/26/2048	100,000	82,621
Mastercard Inc 4.85% 3/9/2033	160,000	165,418
Mastercard Inc 4.875% 3/9/2028	210,000	215,104
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	340,000	334,481
National Rural Utilities Cooperative Finance Corp 4.3% 3/15/2049	70,000	59,839
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	220,000	225,449
National Rural Utilities Cooperative Finance Corp 5.05% 9/15/2028	300,000	307,975
National Rural Utilities Cooperative Finance Corp 5.25% 4/20/2046 (b)	140,000	139,558
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	110,000	118,363
PayPal Holdings Inc 2.3% 6/1/2030	130,000	120,379
PayPal Holdings Inc 2.85% 10/1/2029	420,000	402,140
PayPal Holdings Inc 5.05% 6/1/2052	160,000	148,846
PayPal Holdings Inc 5.1% 4/1/2035	200,000	204,642
PayPal Holdings Inc 5.15% 6/1/2034	260,000	268,601
Rexford Industrial Realty LP 5% 6/15/2028	100,000	101,701
Sixth Street Lending Partners 5.75% 1/15/2030	170,000	172,179
Sixth Street Lending Partners 6.5% 3/11/2029	130,000	135,143
Visa Inc 2% 8/15/2050	440,000	243,750
Visa Inc 2.05% 4/15/2030	430,000	398,398
Visa Inc 2.7% 4/15/2040	120,000	93,344
Visa Inc 2.75% 9/15/2027	815,000	802,173
Visa Inc 4.3% 12/14/2045	402,000	355,885
Voya Financial Inc 3.65% 6/15/2026	170,000	169,595
Voya Financial Inc 4.7% 1/23/2048 (b)	60,000	56,738
Voya Financial Inc 5% 9/20/2034	90,000	90,249
Voya Financial Inc 5.7% 7/15/2043	50,000	50,448
Western Union Co/The 2.75% 3/15/2031	110,000	99,524
		20,984,332
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	340,000	334,441
Allstate Corp/The 1.45% 12/15/2030	630,000	550,087
Allstate Corp/The 4.2% 12/15/2046	120,000	100,713
Allstate Corp/The 4.5% 6/15/2043	180,000	160,077
Allstate Corp/The 5.35% 6/1/2033	90,000	94,116
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 7.0514% 8/15/2053 (b)(f)	160,000	159,805
American International Group Inc 4.375% 6/30/2050	350,000	295,365
American International Group Inc 4.5% 7/16/2044	115,000	102,463
American International Group Inc 4.75% 4/1/2048	40,000	35,936
American International Group Inc 4.85% 5/7/2030	490,000	501,777
Aon Corp 4.5% 12/15/2028	630,000	638,441
Aon Global Ltd 4.6% 6/14/2044	165,000	146,023
Aon Global Ltd 4.75% 5/15/2045	140,000	126,032
Aon North America Inc 5.45% 3/1/2034	300,000	313,739
Aon North America Inc 5.75% 3/1/2054	260,000	263,564
Arch Capital Finance LLC 4.011% 12/15/2026	360,000	359,879
Arch Capital Group Ltd 3.635% 6/30/2050	187,000	141,768
Arch Capital Group US Inc 5.144% 11/1/2043	100,000	96,751
Arthur J Gallagher & Co 3.5% 5/20/2051	340,000	241,769
Arthur J Gallagher & Co 4.85% 12/15/2029	120,000	122,630
Arthur J Gallagher & Co 5.15% 2/15/2035	290,000	294,457
Arthur J Gallagher & Co 5.55% 2/15/2055	87,000	84,676
Arthur J Gallagher & Co 5.75% 3/2/2053	100,000	99,696
Arthur J Gallagher & Co 6.5% 2/15/2034	170,000	188,342
Arthur J Gallagher & Co 6.75% 2/15/2054	100,000	111,900
Assurant Inc 2.65% 1/15/2032	90,000	79,728
Assurant Inc 4.9% 3/27/2028	100,000	101,277
Assured Guaranty US Holdings Inc 3.6% 9/15/2051	35,000	25,230
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	180,000	189,267
Athene Holding Ltd 3.5% 1/15/2031	220,000	208,183
Athene Holding Ltd 4.125% 1/12/2028	90,000	89,743
Athene Holding Ltd 6.25% 4/1/2054	100,000	98,409
Athene Holding Ltd 6.625% 10/15/2054 (b)	110,000	107,652
Athene Holding Ltd 6.625% 5/19/2055	110,000	114,059
Athene Holding Ltd 6.65% 2/1/2033	520,000	561,563
Baylor Scott & White Holdings 2.839% 11/15/2050	250,000	163,201
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	900,000	801,787
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	340,000	223,843
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	560,000	441,438
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	130,000	110,951
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	100,000	86,059
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	300,000	281,072
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	160,000	175,556
Brighthouse Financial Inc 3.85% 12/22/2051	100,000	62,216
Brighthouse Financial Inc 5.625% 5/15/2030	309,000	311,978
Brown & Brown Inc 4.2% 3/17/2032	140,000	135,542
Brown & Brown Inc 4.7% 6/23/2028	240,000	242,323
Brown & Brown Inc 5.55% 6/23/2035	130,000	133,632
Brown & Brown Inc 5.65% 6/11/2034	130,000	134,892
Brown & Brown Inc 6.25% 6/23/2055	160,000	167,629
Chubb Corp/The 6.5% 5/15/2038	358,000	406,815
Chubb INA Holdings LLC 1.375% 9/15/2030	380,000	334,887
Chubb INA Holdings LLC 2.85% 12/15/2051	155,000	101,116
Chubb INA Holdings LLC 3.05% 12/15/2061	90,000	56,581
Chubb INA Holdings LLC 4.35% 11/3/2045	74,000	65,578
Chubb INA Holdings LLC 4.9% 8/15/2035	180,000	182,118
CNA Financial Corp 3.45% 8/15/2027	190,000	187,906
CNA Financial Corp 3.9% 5/1/2029	400,000	396,163
CNA Financial Corp 5.2% 8/15/2035	50,000	50,502
First American Financial Corp 2.4% 8/15/2031	180,000	157,720
Globe Life Inc 2.15% 8/15/2030	270,000	244,715
Hartford Insurance Group Inc/The 2.8% 8/19/2029	490,000	467,633
Hartford Insurance Group Inc/The 2.9% 9/15/2051	50,000	32,651
Hartford Insurance Group Inc/The 4.4% 3/15/2048	210,000	181,473
Lincoln National Corp 3.8% 3/1/2028	230,000	228,452
Lincoln National Corp 5.35% 11/15/2035	50,000	50,166
Lincoln National Corp 5.852% 3/15/2034	260,000	273,563
Lincoln National Corp 6.3% 10/9/2037	50,000	54,056
Markel Group Inc 3.35% 9/17/2029	100,000	96,566
Markel Group Inc 3.5% 11/1/2027	300,000	296,399
Markel Group Inc 5% 5/20/2049	120,000	107,925
Markel Group Inc 6% 5/16/2054	160,000	164,737
Marsh & McLennan Cos Inc 2.25% 11/15/2030	140,000	127,787
Marsh & McLennan Cos Inc 4.2% 3/1/2048	40,000	33,603
Marsh & McLennan Cos Inc 4.375% 3/15/2029	120,000	121,339
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	407,889
Marsh & McLennan Cos Inc 4.75% 3/15/2039	120,000	116,598
Marsh & McLennan Cos Inc 4.85% 11/15/2031	400,000	410,569
Marsh & McLennan Cos Inc 4.9% 3/15/2049	270,000	247,660
Marsh & McLennan Cos Inc 5% 3/15/2035	480,000	488,096
Marsh & McLennan Cos Inc 5.35% 11/15/2044	140,000	138,838
Marsh & McLennan Cos Inc 5.4% 3/15/2055	150,000	146,925
Marsh & McLennan Cos Inc 5.7% 9/15/2053	190,000	194,555
MetLife Inc 4.05% 3/1/2045	100,000	83,619
MetLife Inc 4.125% 8/13/2042	180,000	155,148
MetLife Inc 4.55% 3/23/2030	110,000	112,368
MetLife Inc 4.6% 5/13/2046	272,000	246,744
MetLife Inc 4.875% 11/13/2043	145,000	136,216
MetLife Inc 5% 7/15/2052	120,000	111,268
MetLife Inc 5.25% 1/15/2054	40,000	38,656
MetLife Inc 5.375% 7/15/2033	320,000	337,924
MetLife Inc 6.35% 3/15/2055 (b)	200,000	211,266
MetLife Inc 6.375% 6/15/2034	310,000	348,638
MetLife Inc 6.4% 12/15/2066 (b)	150,000	157,618
Principal Financial Group Inc 2.125% 6/15/2030	160,000	145,548
Principal Financial Group Inc 3.7% 5/15/2029	180,000	177,052
Principal Financial Group Inc 5.375% 3/15/2033	110,000	114,434
Principal Financial Group Inc 5.5% 3/15/2053	50,000	49,848
Principal Financial Group Inc 6.05% 10/15/2036	70,000	76,627
Progressive Corp/The 2.5% 3/15/2027	270,000	265,420
Progressive Corp/The 3% 3/15/2032	560,000	519,197
Progressive Corp/The 3.2% 3/26/2030	400,000	386,358
Progressive Corp/The 4.2% 3/15/2048	100,000	84,972
Prudential Financial Inc 3% 3/10/2040	110,000	86,383
Prudential Financial Inc 3.878% 3/27/2028	45,000	44,965
Prudential Financial Inc 3.935% 12/7/2049	70,000	55,324
Prudential Financial Inc 4.35% 2/25/2050	180,000	152,218
Prudential Financial Inc 4.418% 3/27/2048	260,000	223,763
Prudential Financial Inc 4.5% 9/15/2047 (b)	200,000	197,550
Prudential Financial Inc 4.6% 5/15/2044	110,000	98,903
Prudential Financial Inc 5.125% 3/1/2052 (b)	140,000	138,794
Prudential Financial Inc 5.2% 3/14/2035	270,000	278,316
Prudential Financial Inc 5.7% 12/14/2036	120,000	128,489
Prudential Financial Inc 5.7% 9/15/2048 (b)	74,000	74,927
Prudential Financial Inc 6% 9/1/2052 (b)	230,000	238,360
Prudential Financial Inc 6.5% 3/15/2054 (b)	160,000	168,562
Reinsurance Group of America Inc 3.9% 5/15/2029	120,000	118,723
Reinsurance Group of America Inc 3.95% 9/15/2026	200,000	199,891
Reinsurance Group of America Inc 5.75% 9/15/2034	200,000	208,968
Reinsurance Group of America Inc 6% 9/15/2033	160,000	171,323
Selective Insurance Group Inc 5.9% 4/15/2035	125,000	131,268
Travelers Companies Inc/The 2.55% 4/27/2050	360,000	222,620
Travelers Companies Inc/The 3.05% 6/8/2051	100,000	67,503
Travelers Companies Inc/The 3.75% 5/15/2046	50,000	39,863
Travelers Companies Inc/The 4.05% 3/7/2048	74,000	61,060
Travelers Companies Inc/The 5.05% 7/24/2035	130,000	132,999
Travelers Companies Inc/The 5.7% 7/24/2055	120,000	124,708
Travelers Companies Inc/The 6.25% 6/15/2037	256,000	287,251
Travelers Property Casualty Corp 6.375% 3/15/2033	160,000	181,161
Unum Group 4% 6/15/2029	100,000	98,945
Unum Group 5.25% 12/15/2035	50,000	49,899
Unum Group 5.75% 8/15/2042	160,000	160,447
Unum Group 6% 6/15/2054	60,000	59,747
Willis North America Inc 4.5% 9/15/2028	504,000	507,923
Willis North America Inc 5.9% 3/5/2054	220,000	223,285
		25,876,317
TOTAL FINANCIALS		219,769,539

Health Care - 2.8%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	1,180,000	1,168,974
AbbVie Inc 3.2% 11/21/2029	1,940,000	1,881,673
AbbVie Inc 4.05% 11/21/2039	210,000	190,005
AbbVie Inc 4.25% 11/14/2028	92,000	92,970
AbbVie Inc 4.25% 11/21/2049	470,000	396,770
AbbVie Inc 4.3% 5/14/2036	25,000	24,237
AbbVie Inc 4.45% 5/14/2046	280,000	248,426
AbbVie Inc 4.5% 5/14/2035	300,000	297,677
AbbVie Inc 4.55% 3/15/2035	570,000	567,726
AbbVie Inc 4.7% 5/14/2045	560,000	515,871
AbbVie Inc 4.75% 3/15/2045	420,000	389,769
AbbVie Inc 4.8% 3/15/2029	370,000	379,735
AbbVie Inc 4.85% 6/15/2044	340,000	321,016
AbbVie Inc 5.05% 3/15/2034	560,000	580,805
AbbVie Inc 5.4% 3/15/2054	370,000	368,818
Amgen Inc 1.65% 8/15/2028	550,000	517,443
Amgen Inc 2.8% 8/15/2041	200,000	148,285
Amgen Inc 3% 1/15/2052	100,000	66,327
Amgen Inc 3.15% 2/21/2040	320,000	256,008
Amgen Inc 3.2% 11/2/2027	1,200,000	1,183,525
Amgen Inc 3.35% 2/22/2032	140,000	132,424
Amgen Inc 3.375% 2/21/2050	210,000	152,743
Amgen Inc 4.2% 3/1/2033	560,000	550,336
Amgen Inc 4.4% 2/22/2062	110,000	88,198
Amgen Inc 4.4% 5/1/2045	188,000	164,034
Amgen Inc 4.563% 6/15/2048	120,000	104,626
Amgen Inc 4.663% 6/15/2051	100,000	87,646
Amgen Inc 4.875% 3/1/2053	130,000	116,877
Amgen Inc 4.95% 10/1/2041	200,000	191,945
Amgen Inc 5.15% 3/2/2028	400,000	409,421
Amgen Inc 5.25% 3/2/2030	600,000	623,576
Amgen Inc 5.25% 3/2/2033	480,000	500,283
Amgen Inc 5.6% 3/2/2043	250,000	255,433
Amgen Inc 5.65% 3/2/2053	460,000	462,148
Amgen Inc 5.75% 3/2/2063	580,000	581,088
Biogen Inc 2.25% 5/1/2030	280,000	257,699
Biogen Inc 3.15% 5/1/2050	230,000	152,762
Biogen Inc 3.25% 2/15/2051	150,000	100,481
Biogen Inc 5.05% 1/15/2031	670,000	693,312
Gilead Sciences Inc 1.65% 10/1/2030	590,000	528,379
Gilead Sciences Inc 2.6% 10/1/2040	580,000	433,054
Gilead Sciences Inc 2.8% 10/1/2050	180,000	116,757
Gilead Sciences Inc 2.95% 3/1/2027	430,000	425,526
Gilead Sciences Inc 4.15% 3/1/2047	112,000	94,777
Gilead Sciences Inc 4.6% 9/1/2035	100,000	99,835
Gilead Sciences Inc 4.75% 3/1/2046	240,000	222,174
Gilead Sciences Inc 4.8% 11/15/2029	1,580,000	1,628,378
Gilead Sciences Inc 5.5% 11/15/2054	250,000	252,481
Gilead Sciences Inc 5.55% 10/15/2053	100,000	101,777
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	300,000	267,847
		19,392,077
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 4.75% 11/30/2036	460,000	467,697
Abbott Laboratories 4.75% 4/15/2043	170,000	164,251
Abbott Laboratories 5.3% 5/27/2040	390,000	407,050
Baxter International Inc 1.915% 2/1/2027	330,000	321,516
Baxter International Inc 2.539% 2/1/2032	330,000	288,478
Baxter International Inc 3.95% 4/1/2030	140,000	136,397
Becton Dickinson & Co 2.823% 5/20/2030	260,000	245,289
Becton Dickinson & Co 3.7% 6/6/2027	60,000	59,654
Becton Dickinson & Co 4.669% 6/6/2047	290,000	256,727
Becton Dickinson & Co 4.693% 2/13/2028	130,000	131,674
Becton Dickinson & Co 5.081% 6/7/2029	400,000	411,603
Becton Dickinson & Co 5.11% 2/8/2034	100,000	102,620
Boston Scientific Corp 4% 3/1/2029	100,000	99,833
Boston Scientific Corp 4.7% 3/1/2049	230,000	210,996
GE HealthCare Technologies Inc 5.5% 6/15/2035	120,000	125,323
GE HealthCare Technologies Inc 5.65% 11/15/2027	120,000	123,460
GE HealthCare Technologies Inc 5.905% 11/22/2032	230,000	248,481
GE HealthCare Technologies Inc 6.377% 11/22/2052	200,000	221,820
Medtronic Global Holdings SCA 4.5% 3/30/2033	300,000	302,058
Medtronic Inc 4.375% 3/15/2035	280,000	277,409
Medtronic Inc 4.625% 3/15/2045	110,000	102,054
Solventum Corp 5.6% 3/23/2034	560,000	585,216
Stryker Corp 1.95% 6/15/2030	100,000	90,991
Stryker Corp 2.9% 6/15/2050	200,000	134,212
Stryker Corp 3.5% 3/15/2026	570,000	568,880
Stryker Corp 4.625% 9/11/2034	300,000	300,952
Stryker Corp 4.85% 2/10/2030	580,000	596,962
Zimmer Biomet Holdings Inc 3.55% 3/20/2030	194,000	187,817
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	120,000	123,752
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	120,000	125,426
		7,418,598
Health Care Providers & Services - 1.3%
Aetna Inc 4.75% 3/15/2044	100,000	88,247
AHS Hospital Corp 2.78% 7/1/2051	250,000	159,621
Allina Health System 3.887% 4/15/2049	40,000	31,753
Ascension Health 4.078% 11/15/2028	136,000	136,819
Ascension Health 4.294% 11/15/2030	173,000	174,240
Ascension Health 4.923% 11/15/2035	76,000	77,203
Banner Health 2.907% 1/1/2042	400,000	300,047
Banner Health 2.913% 1/1/2051	150,000	97,102
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	125,000	91,136
Cardinal Health Inc 3.41% 6/15/2027	460,000	455,685
Cardinal Health Inc 4.368% 6/15/2047	30,000	25,361
Cardinal Health Inc 4.5% 9/15/2030	260,000	262,688
Cardinal Health Inc 4.9% 9/15/2045	100,000	91,528
Cardinal Health Inc 5.75% 11/15/2054	210,000	212,920
Cencora Inc 2.7% 3/15/2031	170,000	157,289
Cencora Inc 2.8% 5/15/2030	300,000	283,284
Cencora Inc 4.85% 12/15/2029	90,000	92,294
Cencora Inc 5.15% 2/15/2035	190,000	195,630
Centene Corp 2.45% 7/15/2028	210,000	195,773
Centene Corp 2.5% 3/1/2031	110,000	94,836
Centene Corp 2.625% 8/1/2031	365,000	312,754
Centene Corp 3.375% 2/15/2030	400,000	367,313
Centene Corp 4.25% 12/15/2027	410,000	404,963
Centene Corp 4.625% 12/15/2029	390,000	377,019
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	98,000	62,363
Cigna Group/The 3.4% 3/1/2027	790,000	784,121
Cigna Group/The 4.375% 10/15/2028	100,000	100,995
Cigna Group/The 4.5% 9/15/2030	770,000	775,905
Cigna Group/The 4.8% 7/15/2046	230,000	207,184
Cigna Group/The 4.8% 8/15/2038	290,000	280,752
Cigna Group/The 4.9% 12/15/2048	590,000	535,141
Cigna Group/The 5.125% 5/15/2031	100,000	103,568
Cigna Group/The 5.25% 2/15/2034	370,000	383,161
Cigna Group/The 5.4% 3/15/2033	300,000	314,472
Cigna Group/The 5.6% 2/15/2054	250,000	246,659
Cigna Group/The 6% 1/15/2056	100,000	104,331
CommonSpirit Health 3.91% 10/1/2050	230,000	173,720
CommonSpirit Health 4.35% 11/1/2042	560,000	488,401
CommonSpirit Health 4.352% 9/1/2030	35,000	35,043
CommonSpirit Health 4.975% 9/1/2035	52,000	51,932
CommonSpirit Health 5.318% 12/1/2034	300,000	308,487
CommonSpirit Health 5.662% 9/1/2055	38,000	37,604
CVS Health Corp 1.75% 8/21/2030	735,000	653,594
CVS Health Corp 2.875% 6/1/2026	60,000	59,609
CVS Health Corp 3% 8/15/2026	38,000	37,694
CVS Health Corp 3.25% 8/15/2029	250,000	241,452
CVS Health Corp 3.625% 4/1/2027	2,400,000	2,383,364
CVS Health Corp 4.125% 4/1/2040	43,000	37,184
CVS Health Corp 4.3% 3/25/2028	1,000,000	1,002,773
CVS Health Corp 4.78% 3/25/2038	712,000	676,776
CVS Health Corp 5.05% 3/25/2048	250,000	224,304
CVS Health Corp 5.125% 2/21/2030	160,000	164,728
CVS Health Corp 5.125% 7/20/2045	760,000	696,108
CVS Health Corp 5.25% 1/30/2031	330,000	341,838
CVS Health Corp 5.3% 12/5/2043	310,000	294,116
CVS Health Corp 5.3% 6/1/2033	470,000	486,330
CVS Health Corp 5.45% 9/15/2035	430,000	443,850
CVS Health Corp 5.625% 2/21/2053	140,000	133,674
CVS Health Corp 6.05% 6/1/2054	300,000	304,059
CVS Health Corp 6.125% 9/15/2039	100,000	105,570
CVS Health Corp 6.2% 9/15/2055	300,000	310,823
Elevance Health Inc 3.125% 5/15/2050	100,000	66,484
Elevance Health Inc 4% 9/15/2028	1,000,000	997,854
Elevance Health Inc 4.101% 3/1/2028	130,000	130,052
Elevance Health Inc 4.55% 3/1/2048	80,000	69,008
Elevance Health Inc 4.625% 5/15/2042	150,000	135,912
Elevance Health Inc 4.65% 1/15/2043	300,000	271,494
Elevance Health Inc 4.75% 2/15/2030	60,000	61,278
Elevance Health Inc 4.75% 2/15/2033	160,000	161,279
Elevance Health Inc 5.1% 1/15/2044	132,000	125,457
Elevance Health Inc 5.2% 2/15/2035	130,000	133,318
Elevance Health Inc 5.5% 10/15/2032	100,000	105,603
Elevance Health Inc 5.65% 6/15/2054	270,000	265,816
Elevance Health Inc 5.7% 2/15/2055	100,000	99,047
Elevance Health Inc 5.7% 9/15/2055	140,000	139,039
Elevance Health Inc 6.1% 10/15/2052	440,000	458,691
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	93,472
HCA Inc 3.5% 7/15/2051	140,000	97,374
HCA Inc 3.5% 9/1/2030	270,000	259,893
HCA Inc 4.125% 6/15/2029	242,000	241,463
HCA Inc 5.125% 6/15/2039	100,000	97,915
HCA Inc 5.25% 3/1/2030	60,000	62,129
HCA Inc 5.25% 6/15/2049	120,000	110,593
HCA Inc 5.45% 4/1/2031	1,200,000	1,255,229
HCA Inc 5.45% 9/15/2034	160,000	166,080
HCA Inc 5.5% 6/15/2047	610,000	587,494
HCA Inc 5.6% 4/1/2034	700,000	733,878
HCA Inc 5.7% 11/15/2055	270,000	263,468
HCA Inc 5.75% 3/1/2035	100,000	105,595
HCA Inc 6% 4/1/2054	180,000	182,728
HCA Inc 6.1% 4/1/2064	100,000	101,702
HCA Inc 6.2% 3/1/2055	280,000	291,780
Humana Inc 1.35% 2/3/2027	170,000	164,561
Humana Inc 2.15% 2/3/2032	510,000	442,769
Humana Inc 3.125% 8/15/2029	100,000	96,085
Humana Inc 3.95% 8/15/2049	100,000	75,437
Humana Inc 4.875% 4/1/2030	380,000	385,381
Humana Inc 4.95% 10/1/2044	180,000	160,930
Humana Inc 5.875% 3/1/2033	170,000	179,612
Humana Inc 6% 5/1/2055	120,000	119,052
Icon Investments Six DAC 5.849% 5/8/2029	200,000	208,848
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	200,000	129,914
Integris Baptist Medical Center Inc 3.875% 8/15/2050	104,000	76,677
Kaiser Foundation Hospitals 2.81% 6/1/2041	290,000	217,983
Kaiser Foundation Hospitals 3.266% 11/1/2049	110,000	78,628
Kaiser Foundation Hospitals 4.15% 5/1/2047	460,000	389,513
Laboratory Corp of America Holdings 2.7% 6/1/2031	160,000	147,116
Laboratory Corp of America Holdings 4.8% 10/1/2034	340,000	338,732
Mass General Brigham Inc 3.342% 7/1/2060	220,000	148,542
Mayo Clinic 3.196% 11/15/2061	120,000	79,076
McKesson Corp 4.65% 5/30/2030	60,000	61,193
McKesson Corp 5.1% 7/15/2033	100,000	104,057
McKesson Corp 5.25% 5/30/2035	120,000	125,112
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050	160,000	108,923
MyMichigan Health 3.409% 6/1/2050	42,000	29,930
New York and Presbyterian Hospital/The 4.024% 8/1/2045	280,000	236,707
Novant Health Inc 3.168% 11/1/2051	110,000	75,421
NYU Langone Hospitals 3.38% 7/1/2055	180,000	125,895
Orlando Health Obligated Group 3.327% 10/1/2050	68,000	49,160
Orlando Health Obligated Group 5.475% 10/1/2035	90,000	94,426
PeaceHealth Obligated Group 4.335% 11/15/2028	40,000	40,230
PeaceHealth Obligated Group 4.855% 11/15/2032	530,000	536,902
Piedmont Healthcare Inc 2.719% 1/1/2042	150,000	107,646
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	280,000	168,683
Providence St Joseph Health Obligated Group 5.369% 10/1/2032	110,000	114,435
Quest Diagnostics Inc 2.8% 6/30/2031	200,000	184,937
Quest Diagnostics Inc 2.95% 6/30/2030	150,000	142,246
Quest Diagnostics Inc 4.6% 12/15/2027	600,000	607,310
Sabra Health Care LP 3.2% 12/1/2031	100,000	91,478
Sutter Health 3.361% 8/15/2050	170,000	122,494
Sutter Health 5.164% 8/15/2033	160,000	165,506
Sutter Health 5.537% 8/15/2035	420,000	444,430
Trinity Health Corp 2.632% 12/1/2040	50,000	37,153
Trinity Health Corp 4.125% 12/1/2045	80,000	68,236
UnitedHealth Group Inc 1.25% 1/15/2026	223,000	222,158
UnitedHealth Group Inc 2% 5/15/2030	170,000	155,538
UnitedHealth Group Inc 2.3% 5/15/2031	270,000	244,267
UnitedHealth Group Inc 2.875% 8/15/2029	360,000	346,053
UnitedHealth Group Inc 2.9% 5/15/2050	1,197,000	777,865
UnitedHealth Group Inc 3.05% 5/15/2041	100,000	76,934
UnitedHealth Group Inc 3.25% 5/15/2051	100,000	69,011
UnitedHealth Group Inc 3.375% 4/15/2027	220,000	218,452
UnitedHealth Group Inc 3.45% 1/15/2027	370,000	368,062
UnitedHealth Group Inc 3.7% 8/15/2049	90,000	68,182
UnitedHealth Group Inc 3.85% 6/15/2028	960,000	958,776
UnitedHealth Group Inc 3.875% 8/15/2059	170,000	125,670
UnitedHealth Group Inc 4.25% 1/15/2029	300,000	302,250
UnitedHealth Group Inc 4.45% 12/15/2048	68,000	58,327
UnitedHealth Group Inc 4.65% 1/15/2031	250,000	254,498
UnitedHealth Group Inc 4.75% 7/15/2045	182,000	166,531
UnitedHealth Group Inc 4.8% 1/15/2030	1,430,000	1,468,847
UnitedHealth Group Inc 4.95% 5/15/2062	630,000	555,469
UnitedHealth Group Inc 5.05% 4/15/2053	360,000	332,079
UnitedHealth Group Inc 5.15% 7/15/2034	830,000	858,353
UnitedHealth Group Inc 5.25% 2/15/2028	100,000	102,790
UnitedHealth Group Inc 5.35% 2/15/2033	100,000	104,843
UnitedHealth Group Inc 5.5% 4/15/2064	320,000	308,142
UnitedHealth Group Inc 5.625% 7/15/2054	340,000	340,614
UnitedHealth Group Inc 5.95% 2/15/2041	100,000	107,081
UnitedHealth Group Inc 6.05% 2/15/2063	440,000	460,361
UnitedHealth Group Inc 6.625% 11/15/2037	310,000	354,571
UnitedHealth Group Inc 6.875% 2/15/2038	126,000	147,015
Universal Health Services Inc 2.65% 1/15/2032	140,000	123,491
Universal Health Services Inc 2.65% 10/15/2030	180,000	164,177
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	45,168
		43,315,256
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	140,000	140,389
Agilent Technologies Inc 4.75% 9/9/2034	140,000	140,651
Danaher Corp 2.6% 10/1/2050	245,000	153,248
Revvity Inc 2.25% 9/15/2031	100,000	88,282
Revvity Inc 3.3% 9/15/2029	150,000	144,770
Revvity Inc 3.625% 3/15/2051	45,000	32,451
Thermo Fisher Scientific Inc 2.6% 10/1/2029	520,000	494,498
Thermo Fisher Scientific Inc 2.8% 10/15/2041	410,000	306,277
Thermo Fisher Scientific Inc 4.794% 10/7/2035	250,000	252,511
Thermo Fisher Scientific Inc 4.953% 8/10/2026	430,000	432,732
Thermo Fisher Scientific Inc 5.086% 8/10/2033	120,000	125,273
		2,311,082
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 2.35% 11/13/2040	210,000	150,872
Bristol-Myers Squibb Co 2.55% 11/13/2050	510,000	309,875
Bristol-Myers Squibb Co 3.7% 3/15/2052	230,000	173,798
Bristol-Myers Squibb Co 3.9% 3/15/2062	120,000	88,981
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	92,159
Bristol-Myers Squibb Co 4.25% 10/26/2049	100,000	83,694
Bristol-Myers Squibb Co 4.35% 11/15/2047	100,000	86,491
Bristol-Myers Squibb Co 4.55% 2/20/2048	159,000	140,332
Bristol-Myers Squibb Co 5% 8/15/2045	110,000	105,688
Bristol-Myers Squibb Co 5.2% 2/22/2034	780,000	818,571
Bristol-Myers Squibb Co 5.5% 2/22/2044	250,000	254,541
Bristol-Myers Squibb Co 5.55% 2/22/2054	193,000	194,991
Eli Lilly & Co 2.25% 5/15/2050	685,000	404,996
Eli Lilly & Co 3.95% 3/15/2049	220,000	181,066
Eli Lilly & Co 4.15% 3/15/2059	100,000	80,818
Eli Lilly & Co 4.2% 8/14/2029	290,000	293,400
Eli Lilly & Co 4.25% 3/15/2031	1,470,000	1,482,325
Eli Lilly & Co 4.6% 8/14/2034	290,000	293,660
Eli Lilly & Co 4.75% 2/12/2030	100,000	103,008
Eli Lilly & Co 4.875% 2/27/2053	60,000	56,301
Eli Lilly & Co 4.9% 10/15/2035	350,000	359,650
Eli Lilly & Co 4.95% 2/27/2063	210,000	195,535
Eli Lilly & Co 5.1% 2/12/2035	100,000	104,447
Eli Lilly & Co 5.1% 2/9/2064	290,000	275,058
Eli Lilly & Co 5.5% 2/12/2055	100,000	102,708
Eli Lilly & Co 5.6% 2/12/2065	100,000	102,916
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	331,000	376,674
Haleon US Capital LLC 3.375% 3/24/2027	1,140,000	1,129,679
Haleon US Capital LLC 3.625% 3/24/2032	250,000	238,377
Johnson & Johnson 2.1% 9/1/2040	590,000	422,168
Johnson & Johnson 2.25% 9/1/2050	100,000	60,561
Johnson & Johnson 2.45% 9/1/2060	310,000	176,521
Johnson & Johnson 3.4% 1/15/2038	388,000	345,500
Johnson & Johnson 4.5% 12/5/2043	100,000	94,163
Johnson & Johnson 4.9% 6/1/2031	100,000	104,857
Johnson & Johnson 5% 3/1/2035	840,000	881,649
Merck & Co Inc 2.15% 12/10/2031	380,000	338,860
Merck & Co Inc 2.35% 6/24/2040	210,000	153,871
Merck & Co Inc 2.45% 6/24/2050	200,000	120,821
Merck & Co Inc 2.75% 12/10/2051	150,000	95,443
Merck & Co Inc 3.6% 9/15/2042	130,000	106,649
Merck & Co Inc 3.7% 2/10/2045	322,000	261,525
Merck & Co Inc 3.850% 9/15/2027	340,000	340,955
Merck & Co Inc 3.9% 3/7/2039	100,000	90,401
Merck & Co Inc 4.15% 5/18/2043	100,000	87,911
Merck & Co Inc 4.150% 9/15/2030	380,000	382,596
Merck & Co Inc 4.5% 5/17/2033	400,000	406,410
Merck & Co Inc 4.9% 5/17/2044	300,000	286,933
Merck & Co Inc 5% 5/17/2053	170,000	160,892
Merck & Co Inc 5.700% 9/15/2055	270,000	279,736
Mylan Inc 5.2% 4/15/2048	74,000	60,463
Mylan Inc 5.4% 11/29/2043	170,000	147,302
Novartis Capital Corp 2.2% 8/14/2030	290,000	268,680
Novartis Capital Corp 2.75% 8/14/2050	310,000	203,744
Novartis Capital Corp 3.9% 11/5/2028	400,000	401,674
Novartis Capital Corp 4.1% 11/5/2030	400,000	401,543
Novartis Capital Corp 4.4% 5/6/2044	120,000	109,021
Novartis Capital Corp 4.6% 11/5/2035	270,000	270,149
Novartis Capital Corp 5.3% 11/5/2055	300,000	297,525
Pfizer Inc 2.55% 5/28/2040	120,000	89,359
Pfizer Inc 2.7% 5/28/2050	100,000	64,005
Pfizer Inc 3.45% 3/15/2029	100,000	98,899
Pfizer Inc 3.9% 3/15/2039	70,000	62,836
Pfizer Inc 4% 12/15/2036	190,000	179,945
Pfizer Inc 4% 3/15/2049	300,000	245,573
Pfizer Inc 4.125% 12/15/2046	200,000	168,020
Pfizer Inc 4.2% 11/15/2030	1,200,000	1,205,744
Pfizer Inc 4.3% 6/15/2043	106,000	94,174
Pfizer Inc 4.4% 5/15/2044	110,000	99,768
Pfizer Inc 4.875% 11/15/2035	450,000	455,381
Pfizer Inc 7.2% 3/15/2039	230,000	278,554
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	500,000	506,023
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	300,000	307,171
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	360,000	367,041
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	200,000	194,957
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	1,278,000	1,238,699
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	142,344
Pharmacia LLC 6.6% 12/1/2028 (b)	190,000	204,200
Royalty Pharma PLC 3.35% 9/2/2051	390,000	263,897
Royalty Pharma PLC 4.450% 3/25/2031	340,000	339,328
Royalty Pharma PLC 5.9% 9/2/2054	100,000	100,225
Utah Acquisition Sub Inc 3.95% 6/15/2026	193,000	192,326
Viatris Inc 2.7% 6/22/2030	528,000	481,060
Viatris Inc 3.85% 6/22/2040	200,000	152,953
Viatris Inc 4% 6/22/2050	70,000	46,937
Wyeth LLC 5.95% 4/1/2037	50,000	54,567
Wyeth LLC 6% 2/15/2036	100,000	109,658
Zoetis Inc 3% 9/12/2027	50,000	49,214
Zoetis Inc 3.9% 8/20/2028	500,000	500,135
Zoetis Inc 3.95% 9/12/2047	290,000	236,606
Zoetis Inc 4.15% 8/17/2028	200,000	201,230
Zoetis Inc 5% 8/17/2035	60,000	61,049
		24,431,012
TOTAL HEALTH CARE		96,868,025

Industrials - 1.5%
Aerospace & Defense - 0.5%
Boeing Co 2.75% 2/1/2026	140,000	139,594
Boeing Co 2.95% 2/1/2030	220,000	208,297
Boeing Co 3.2% 3/1/2029	320,000	309,510
Boeing Co 3.25% 2/1/2035	100,000	87,609
Boeing Co 3.375% 6/15/2046	120,000	85,840
Boeing Co 3.75% 2/1/2050	360,000	267,083
Boeing Co 3.825% 3/1/2059	100,000	70,527
Boeing Co 3.9% 5/1/2049	130,000	98,329
Boeing Co 3.95% 8/1/2059	160,000	115,402
Boeing Co 5.705% 5/1/2040	700,000	719,137
Boeing Co 5.805% 5/1/2050	320,000	318,673
Boeing Co 5.93% 5/1/2060	330,000	327,614
Boeing Co 6.298% 5/1/2029	320,000	340,336
Boeing Co 6.388% 5/1/2031	120,000	130,562
Boeing Co 6.528% 5/1/2034	986,000	1,096,412
Boeing Co 6.858% 5/1/2054	290,000	330,388
Boeing Co 6.875% 3/15/2039	160,000	181,779
GE Aerospace 4.25% 5/1/2040	50,000	44,565
GE Aerospace 4.3% 7/29/2030	200,000	202,240
GE Aerospace 4.35% 5/1/2050	170,000	148,545
GE Aerospace 4.5% 3/11/2044	200,000	183,815
GE Aerospace 6.75% 3/15/2032	130,000	148,287
General Dynamics Corp 2.625% 11/15/2027	180,000	176,225
General Dynamics Corp 2.85% 6/1/2041	120,000	91,426
General Dynamics Corp 3.75% 5/15/2028	100,000	100,181
General Dynamics Corp 4.25% 4/1/2040	204,000	189,756
General Dynamics Corp 4.25% 4/1/2050	30,000	26,010
Howmet Aerospace Inc 5.9% 2/1/2027	455,000	464,906
Howmet Aerospace Inc 5.95% 2/1/2037	50,000	54,702
Huntington Ingalls Industries Inc 3.483% 12/1/2027	170,000	167,805
L3Harris Technologies Inc 1.8% 1/15/2031	575,000	508,908
L3Harris Technologies Inc 5.05% 6/1/2029	240,000	247,142
L3Harris Technologies Inc 5.5% 8/15/2054	90,000	89,749
L3Harris Technologies Inc 5.6% 7/31/2053	170,000	171,410
Lockheed Martin Corp 3.6% 3/1/2035	450,000	418,412
Lockheed Martin Corp 3.9% 6/15/2032	160,000	157,324
Lockheed Martin Corp 4.07% 12/15/2042	110,000	95,483
Lockheed Martin Corp 4.09% 9/15/2052	119,000	96,765
Lockheed Martin Corp 4.15% 6/15/2053	150,000	122,459
Lockheed Martin Corp 4.3% 6/15/2062	100,000	81,180
Lockheed Martin Corp 4.7% 5/15/2046	136,000	125,194
Lockheed Martin Corp 4.8% 8/15/2034	390,000	397,668
Lockheed Martin Corp 5% 8/15/2035	380,000	390,271
Lockheed Martin Corp 5.1% 11/15/2027	210,000	214,810
Lockheed Martin Corp 5.2% 2/15/2055	30,000	28,793
Lockheed Martin Corp 5.7% 11/15/2054	100,000	103,139
Lockheed Martin Corp 5.9% 11/15/2063	150,000	158,586
Lockheed Martin Corp 6.15% 9/1/2036	100,000	112,150
Northrop Grumman Corp 3.25% 1/15/2028	100,000	98,555
Northrop Grumman Corp 3.85% 4/15/2045	230,000	187,748
Northrop Grumman Corp 4.03% 10/15/2047	328,000	268,983
Northrop Grumman Corp 4.4% 5/1/2030	410,000	414,717
Northrop Grumman Corp 4.7% 3/15/2033	120,000	121,933
Northrop Grumman Corp 4.75% 6/1/2043	110,000	102,564
Northrop Grumman Corp 5.15% 5/1/2040	150,000	150,843
Northrop Grumman Corp 5.2% 6/1/2054	205,000	195,983
Northrop Grumman Corp 5.25% 5/1/2050	70,000	67,479
RTX Corp 1.9% 9/1/2031	470,000	413,733
RTX Corp 2.25% 7/1/2030	130,000	119,829
RTX Corp 2.82% 9/1/2051	210,000	134,014
RTX Corp 3.75% 11/1/2046	200,000	157,498
RTX Corp 4.125% 11/16/2028	400,000	401,308
RTX Corp 4.15% 5/15/2045	200,000	169,680
RTX Corp 4.35% 4/15/2047	100,000	86,251
RTX Corp 4.45% 11/16/2038	360,000	342,172
RTX Corp 4.5% 6/1/2042	40,000	36,499
RTX Corp 4.875% 10/15/2040	210,000	206,044
RTX Corp 5.15% 2/27/2033	100,000	104,336
RTX Corp 5.375% 2/27/2053	100,000	97,971
RTX Corp 5.7% 4/15/2040	160,000	169,995
RTX Corp 6.1% 3/15/2034	500,000	551,743
RTX Corp 6.125% 7/15/2038	640,000	709,469
RTX Corp 6.4% 3/15/2054	50,000	55,994
Textron Inc 4% 3/15/2026	200,000	199,940
		15,910,279
Air Freight & Logistics - 0.1%
FedEx Corp 2.4% 5/15/2031	350,000	316,962
FedEx Corp 3.25% 5/15/2041	310,000	233,417
FedEx Corp 4.05% 2/15/2048	80,000	61,747
FedEx Corp 4.25% 5/15/2030	130,000	130,669
FedEx Corp 4.55% 4/1/2046	490,000	398,556
FedEx Corp 4.95% 10/17/2048	80,000	70,251
FedEx Corp 5.25% 5/15/2050	178,000	161,345
United Parcel Service Inc 3.05% 11/15/2027	150,000	148,010
United Parcel Service Inc 3.4% 11/15/2046	190,000	143,049
United Parcel Service Inc 3.4% 9/1/2049	100,000	72,207
United Parcel Service Inc 3.75% 11/15/2047	160,000	125,880
United Parcel Service Inc 4.45% 4/1/2030	150,000	152,996
United Parcel Service Inc 4.875% 3/3/2033	160,000	165,875
United Parcel Service Inc 5.2% 4/1/2040	100,000	101,816
United Parcel Service Inc 5.25% 5/14/2035	200,000	209,145
United Parcel Service Inc 5.5% 5/22/2054	380,000	377,713
United Parcel Service Inc 5.95% 5/14/2055	120,000	126,304
United Parcel Service Inc 6.2% 1/15/2038	234,000	260,613
		3,256,555
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	100,000	98,186
Carrier Global Corp 2.722% 2/15/2030	410,000	386,027
Carrier Global Corp 3.377% 4/5/2040	150,000	122,479
Carrier Global Corp 3.577% 4/5/2050	100,000	75,084
Carrier Global Corp 5.9% 3/15/2034	521,000	562,827
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	300,000	268,373
Johnson Controls International plc / Tyco Fire & Security Finance SCA 2% 9/16/2031	280,000	246,920
Johnson Controls International plc 4.625% 7/2/2044 (d)	170,000	152,834
Masco Corp 1.5% 2/15/2028	100,000	94,282
Masco Corp 2% 2/15/2031	90,000	79,873
Masco Corp 3.125% 2/15/2051	90,000	60,223
Owens Corning 3.4% 8/15/2026	100,000	99,435
Owens Corning 3.875% 6/1/2030	70,000	68,788
Owens Corning 4.3% 7/15/2047	170,000	140,154
Owens Corning 5.7% 6/15/2034	120,000	126,670
Owens Corning 5.95% 6/15/2054	100,000	102,576
Trane Technologies Holdco Inc 3.75% 8/21/2028	240,000	238,950
Trane Technologies Holdco Inc 4.3% 2/21/2048	190,000	162,415
		3,086,096
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	437,437
Republic Services Inc 3.95% 5/15/2028	750,000	751,663
Republic Services Inc 5% 12/15/2033	140,000	145,583
Republic Services Inc 5.2% 11/15/2034	200,000	208,698
Veralto Corp 5.45% 9/18/2033	110,000	115,462
Waste Connections Inc 3.05% 4/1/2050	420,000	285,722
Waste Management Inc 1.5% 3/15/2031	140,000	122,541
Waste Management Inc 2.5% 11/15/2050	150,000	91,658
Waste Management Inc 2.95% 6/1/2041	130,000	99,837
Waste Management Inc 3.15% 11/15/2027	50,000	49,331
Waste Management Inc 4.15% 4/15/2032	220,000	219,125
Waste Management Inc 4.65% 3/15/2030	140,000	143,302
Waste Management Inc 4.95% 3/15/2035	140,000	143,483
Waste Management Inc 4.95% 7/3/2027	70,000	71,141
Waste Management Inc 4.95% 7/3/2031	70,000	72,745
Waste Management Inc 5.35% 10/15/2054	140,000	138,991
		3,096,719
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	40,000	36,409
Emerson Electric Co 2.8% 12/21/2051	220,000	143,211
Emerson Electric Co 5% 3/15/2035	120,000	124,241
Hubbell Inc 3.35% 3/1/2026	110,000	110,000
Regal Rexnord Corp 6.3% 2/15/2030	290,000	308,086
Regal Rexnord Corp 6.4% 4/15/2033	110,000	118,619
Rockwell Automation Inc 4.2% 3/1/2049	170,000	144,354
		984,920
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 2.875% 6/15/2052	280,000	179,965
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	30,000	20,304
Burlington Northern Santa Fe LLC 3.25% 6/15/2027	550,000	546,092
Burlington Northern Santa Fe LLC 3.3% 9/15/2051	350,000	247,483
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	182,000	149,968
Burlington Northern Santa Fe LLC 4.15% 12/15/2048	100,000	83,667
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	151,000	136,434
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	100,000	98,428
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	340,000	327,398
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	170,000	170,730
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	100,000	107,006
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	140,000	146,569
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	70,000	78,781
CSX Corp 2.4% 2/15/2030	340,000	319,430
CSX Corp 2.5% 5/15/2051	110,000	66,574
CSX Corp 3.8% 3/1/2028	50,000	49,918
CSX Corp 3.95% 5/1/2050	370,000	293,561
CSX Corp 4.25% 3/15/2029	150,000	151,500
CSX Corp 4.3% 3/1/2048	210,000	178,603
CSX Corp 4.4% 3/1/2043	50,000	44,434
CSX Corp 4.65% 3/1/2068	280,000	235,038
CSX Corp 4.75% 11/15/2048	160,000	145,367
CSX Corp 5.05% 6/15/2035	220,000	225,683
CSX Corp 6.15% 5/1/2037	100,000	111,035
Norfolk Southern Corp 2.9% 6/15/2026	370,000	367,883
Norfolk Southern Corp 3.05% 5/15/2050	100,000	67,166
Norfolk Southern Corp 3.155% 5/15/2055	100,000	65,909
Norfolk Southern Corp 3.8% 8/1/2028	72,000	71,744
Norfolk Southern Corp 3.95% 10/1/2042	305,000	257,949
Norfolk Southern Corp 4.1% 5/15/2121	200,000	142,708
Norfolk Southern Corp 4.15% 2/28/2048	100,000	83,111
Norfolk Southern Corp 4.55% 6/1/2053	80,000	69,010
Norfolk Southern Corp 4.837% 10/1/2041	370,000	353,342
Norfolk Southern Corp 5.35% 8/1/2054	60,000	58,492
Norfolk Southern Corp 5.55% 3/15/2034	230,000	244,089
Uber Technologies Inc 4.15% 1/15/2031	300,000	298,686
Uber Technologies Inc 4.3% 1/15/2030	110,000	110,561
Uber Technologies Inc 4.8% 9/15/2034	110,000	110,616
Uber Technologies Inc 4.8% 9/15/2035	400,000	399,819
Uber Technologies Inc 5.35% 9/15/2054	110,000	106,484
Union Pacific Corp 2.15% 2/5/2027	120,000	117,696
Union Pacific Corp 2.891% 4/6/2036	390,000	331,839
Union Pacific Corp 2.973% 9/16/2062	100,000	59,977
Union Pacific Corp 3.25% 2/5/2050	270,000	190,722
Union Pacific Corp 3.375% 2/14/2042	150,000	119,978
Union Pacific Corp 3.5% 2/14/2053	100,000	72,707
Union Pacific Corp 3.799% 4/6/2071	330,000	232,450
Union Pacific Corp 3.85% 2/14/2072	230,000	163,804
Union Pacific Corp 3.875% 2/1/2055	80,000	61,511
Union Pacific Corp 4% 4/15/2047	90,000	73,674
Union Pacific Corp 5.1% 2/20/2035	120,000	124,719
Union Pacific Corp 5.15% 1/20/2063	320,000	300,500
Union Pacific Corp 5.6% 12/1/2054	120,000	121,990
		8,893,104
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	330,000	325,422
3M Co 2.375% 8/26/2029	270,000	254,424
3M Co 2.875% 10/15/2027	210,000	206,104
3M Co 3.25% 8/26/2049	100,000	70,367
3M Co 3.375% 3/1/2029	110,000	107,850
3M Co 3.7% 4/15/2050	96,000	72,917
3M Co 3.875% 6/15/2044	140,000	115,835
3M Co 5.15% 3/15/2035	290,000	300,224
3M Co 5.7% 3/15/2037	100,000	107,020
Honeywell International Inc 1.95% 6/1/2030	100,000	91,367
Honeywell International Inc 2.5% 11/1/2026	580,000	572,803
Honeywell International Inc 2.7% 8/15/2029	210,000	200,775
Honeywell International Inc 4.7% 2/1/2030	110,000	112,652
Honeywell International Inc 4.875% 9/1/2029	120,000	123,737
Honeywell International Inc 4.95% 9/1/2031	170,000	177,079
Honeywell International Inc 5% 2/15/2033	440,000	456,055
Honeywell International Inc 5% 3/1/2035	390,000	400,351
Honeywell International Inc 5.25% 3/1/2054	340,000	329,289
Honeywell International Inc 5.35% 3/1/2064	70,000	68,239
Honeywell International Inc 5.7% 3/15/2037	100,000	107,469
Trane Technologies Financing Ltd 3.8% 3/21/2029	180,000	178,702
Trane Technologies Financing Ltd 5.25% 3/3/2033	80,000	83,700
		4,462,381
Machinery - 0.2%
Caterpillar Financial Services Corp 1.1% 9/14/2027	540,000	515,593
Caterpillar Financial Services Corp 4.1% 8/15/2028	440,000	443,068
Caterpillar Inc 2.6% 4/9/2030	210,000	198,868
Caterpillar Inc 3.25% 4/9/2050	130,000	94,659
Caterpillar Inc 3.25% 9/19/2049	170,000	123,481
Caterpillar Inc 3.803% 8/15/2042	200,000	170,011
Caterpillar Inc 5.2% 5/15/2035	290,000	303,618
Caterpillar Inc 5.2% 5/27/2041	300,000	305,767
Caterpillar Inc 5.5% 5/15/2055	100,000	102,603
Caterpillar Inc 6.05% 8/15/2036	100,000	112,141
Cummins Inc 1.5% 9/1/2030	190,000	169,913
Cummins Inc 4.875% 10/1/2043	250,000	245,127
Cummins Inc 5.15% 2/20/2034	120,000	124,874
Cummins Inc 5.3% 5/9/2035	100,000	104,331
Deere & Co 2.875% 9/7/2049	190,000	129,784
Deere & Co 5.7% 1/19/2055	250,000	264,427
Eaton Corp 4.15% 11/2/2042	100,000	88,429
Eaton Corp 4.15% 3/15/2033	730,000	723,182
Illinois Tool Works Inc 3.9% 9/1/2042	100,000	85,432
Ingersoll Rand Inc 5.4% 8/14/2028	220,000	227,683
Ingersoll Rand Inc 5.45% 6/15/2034	80,000	83,749
Ingersoll Rand Inc 5.7% 8/14/2033	340,000	362,875
Otis Worldwide Corp 2.293% 4/5/2027	170,000	166,173
Otis Worldwide Corp 2.565% 2/15/2030	220,000	206,032
Otis Worldwide Corp 3.362% 2/15/2050	200,000	143,265
Otis Worldwide Corp 5.131% 9/4/2035	50,000	51,093
Parker-Hannifin Corp 3.25% 3/1/2027	180,000	178,578
Parker-Hannifin Corp 3.25% 6/14/2029	210,000	204,939
Parker-Hannifin Corp 4% 6/14/2049	160,000	130,485
Parker-Hannifin Corp 4.1% 3/1/2047	150,000	126,321
Parker-Hannifin Corp 4.25% 9/15/2027	170,000	171,152
Stanley Black & Decker Inc 2.75% 11/15/2050	211,000	126,850
Stanley Black & Decker Inc 3% 5/15/2032	190,000	171,900
Stanley Black & Decker Inc 6% 3/6/2028	100,000	103,699
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	200,000	198,801
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (d)	200,000	202,436
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	150,000	157,160
		7,318,499
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	91,204	85,615
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	176,217	161,433
Delta Air Lines Inc 4.95% 7/10/2028	240,000	243,682
Delta Air Lines Inc 5.25% 7/10/2030	120,000	123,197
Southwest Airlines Co 4.375% 11/15/2028	150,000	150,003
Southwest Airlines Co 5.125% 6/15/2027	251,000	253,819
Southwest Airlines Co 5.25% 11/15/2035	90,000	88,147
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/2027	44,909	44,912
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	242,572	256,020
		1,406,828
Professional Services - 0.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	180,000	189,452
Leidos Inc 5.75% 3/15/2033	140,000	148,710
Paychex Inc 5.1% 4/15/2030	280,000	287,749
Paychex Inc 5.6% 4/15/2035	400,000	420,200
Verisk Analytics Inc 4.5% 8/15/2030	180,000	181,458
Verisk Analytics Inc 5.125% 2/15/2036	180,000	182,579
Verisk Analytics Inc 5.25% 3/15/2035	260,000	266,003
		1,676,151
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.1% 9/1/2028	190,000	178,679
Air Lease Corp 2.2% 1/15/2027	140,000	136,779
Air Lease Corp 3.625% 12/1/2027	140,000	138,077
Air Lease Corp 3.75% 6/1/2026	290,000	289,210
Air Lease Corp 4.625% 10/1/2028	350,000	351,774
Air Lease Corp 5.2% 7/15/2031	300,000	305,950
Ferguson Enterprises Inc 5% 10/3/2034	100,000	101,455
GATX Corp 6.05% 3/15/2034	400,000	428,952
GATX Corp 6.9% 5/1/2034	300,000	339,308
WW Grainger Inc 3.75% 5/15/2046	120,000	96,985
WW Grainger Inc 4.45% 9/15/2034	100,000	99,901
		2,467,070
TOTAL INDUSTRIALS		52,558,602

Information Technology - 1.9%
Communications Equipment - 0.0%
Cisco Systems Inc 4.75% 2/24/2030	260,000	267,550
Cisco Systems Inc 4.85% 2/26/2029	300,000	308,308
Cisco Systems Inc 5.05% 2/26/2034	300,000	311,335
Cisco Systems Inc 5.1% 2/24/2035	280,000	290,730
Cisco Systems Inc 5.3% 2/26/2054	140,000	137,204
Cisco Systems Inc 5.35% 2/26/2064	100,000	97,231
Cisco Systems Inc 5.5% 1/15/2040	192,000	202,555
Cisco Systems Inc 5.5% 2/24/2055	130,000	131,276
Cisco Systems Inc 5.9% 2/15/2039	400,000	436,635
Motorola Solutions Inc 2.3% 11/15/2030	330,000	299,328
Motorola Solutions Inc 4.6% 2/23/2028	110,000	111,139
Motorola Solutions Inc 5.2% 8/15/2032	110,000	113,634
Motorola Solutions Inc 5.4% 4/15/2034	230,000	237,946
		2,944,871
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 2.2% 9/15/2031	140,000	125,319
Amphenol Corp 3.8% 11/15/2027	400,000	399,517
Amphenol Corp 4.125% 11/15/2030	300,000	299,403
Amphenol Corp 4.625% 2/15/2036	250,000	247,643
Amphenol Corp 5.25% 4/5/2034	180,000	188,548
Amphenol Corp 5.3% 11/15/2055	150,000	146,122
Amphenol Corp 5.375% 11/15/2054	88,000	87,200
Corning Inc 3.9% 11/15/2049	70,000	55,250
Corning Inc 5.35% 11/15/2048	400,000	393,682
Corning Inc 5.75% 8/15/2040	100,000	104,933
Dell International LLC / EMC Corp 3.375% 12/15/2041	215,000	166,196
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,100,000	1,098,508
Dell International LLC / EMC Corp 4.9% 10/1/2026	450,000	452,412
Dell International LLC / EMC Corp 5.1% 2/15/2036	100,000	99,865
Dell International LLC / EMC Corp 5.3% 10/1/2029	90,000	92,954
Dell International LLC / EMC Corp 5.5% 4/1/2035	220,000	228,267
Dell International LLC / EMC Corp 5.75% 2/1/2033	110,000	116,448
Dell International LLC / EMC Corp 8.1% 7/15/2036	420,000	512,131
Dell International LLC / EMC Corp 8.35% 7/15/2046	92,000	118,731
Flex Ltd 5.25% 1/15/2032	280,000	286,044
Keysight Technologies Inc 4.95% 10/15/2034	120,000	121,559
Teledyne Technologies Inc 2.25% 4/1/2028	100,000	95,864
Teledyne Technologies Inc 2.75% 4/1/2031	100,000	92,709
Vontier Corp 1.8% 4/1/2026	180,000	178,372
Vontier Corp 2.4% 4/1/2028	70,000	66,849
		5,774,526
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	430,000	423,009
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	70,000	65,459
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	200,000	204,290
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	140,000	144,029
IBM Corporation 1.7% 5/15/2027	800,000	775,816
IBM Corporation 1.95% 5/15/2030	100,000	91,202
IBM Corporation 2.85% 5/15/2040	110,000	83,855
IBM Corporation 2.95% 5/15/2050	100,000	65,332
IBM Corporation 3.43% 2/9/2052	180,000	126,862
IBM Corporation 3.5% 5/15/2029	520,000	511,083
IBM Corporation 4.15% 5/15/2039	450,000	407,319
IBM Corporation 4.5% 2/6/2028	680,000	687,746
IBM Corporation 4.7% 2/19/2046	204,000	183,258
IBM Corporation 5.2% 2/10/2035	600,000	621,493
IBM Corporation 5.6% 11/30/2039	540,000	567,260
IBM Corporation 5.7% 2/10/2055	100,000	101,079
IBM Corporation 5.875% 11/29/2032	120,000	130,618
		5,189,710
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	70,000	60,077
Analog Devices Inc 1.7% 10/1/2028	150,000	141,311
Analog Devices Inc 2.1% 10/1/2031	380,000	338,155
Analog Devices Inc 2.8% 10/1/2041	150,000	111,980
Analog Devices Inc 2.95% 10/1/2051	160,000	105,656
Applied Materials Inc 1.75% 6/1/2030	170,000	153,978
Applied Materials Inc 2.75% 6/1/2050	190,000	124,586
Applied Materials Inc 3.3% 4/1/2027	190,000	188,804
Applied Materials Inc 4% 1/15/2031	170,000	169,574
Applied Materials Inc 4.35% 4/1/2047	90,000	79,224
Applied Materials Inc 5.1% 10/1/2035	120,000	124,798
Broadcom Inc 2.45% 2/15/2031	160,000	147,078
Broadcom Inc 2.6% 2/15/2033	100,000	88,899
Broadcom Inc 3.137% 11/15/2035 (e)	290,000	253,993
Broadcom Inc 3.187% 11/15/2036 (e)	220,000	189,991
Broadcom Inc 3.419% 4/15/2033	190,000	178,050
Broadcom Inc 3.469% 4/15/2034	230,000	212,179
Broadcom Inc 3.75% 2/15/2051	630,000	489,201
Broadcom Inc 4.15% 11/15/2030	250,000	249,822
Broadcom Inc 4.15% 4/15/2032 (e)	100,000	98,713
Broadcom Inc 4.2% 10/15/2030	1,200,000	1,204,317
Broadcom Inc 4.3% 11/15/2032	410,000	407,823
Broadcom Inc 4.55% 2/15/2032	480,000	485,679
Broadcom Inc 4.6% 7/15/2030	930,000	947,745
Broadcom Inc 4.8% 10/15/2034	480,000	486,698
Broadcom Inc 4.8% 2/15/2036	330,000	330,776
Broadcom Inc 4.9% 2/15/2038	140,000	139,737
Broadcom Inc 4.926% 5/15/2037 (e)	200,000	201,015
Broadcom Inc 5% 4/15/2030	292,000	301,990
Broadcom Inc 5.05% 7/12/2029	200,000	206,664
Intel Corp 2% 8/12/2031	50,000	44,033
Intel Corp 2.45% 11/15/2029	720,000	672,646
Intel Corp 2.8% 8/12/2041	220,000	156,086
Intel Corp 3.05% 8/12/2051	50,000	31,597
Intel Corp 3.1% 2/15/2060	210,000	123,596
Intel Corp 3.2% 8/12/2061	100,000	59,243
Intel Corp 3.25% 11/15/2049	180,000	118,460
Intel Corp 3.734% 12/8/2047	110,000	80,437
Intel Corp 3.9% 3/25/2030	90,000	88,449
Intel Corp 4.15% 8/5/2032	110,000	106,845
Intel Corp 4.6% 3/25/2040	110,000	99,671
Intel Corp 4.75% 3/25/2050	390,000	328,683
Intel Corp 4.875% 2/10/2028	1,000,000	1,015,315
Intel Corp 5.05% 8/5/2062	470,000	394,779
Intel Corp 5.2% 2/10/2033	540,000	554,075
Intel Corp 5.6% 2/21/2054	330,000	314,607
Intel Corp 5.7% 2/10/2053	120,000	115,032
Intel Corp 5.9% 2/10/2063	190,000	183,572
KLA Corp 3.3% 3/1/2050	110,000	78,314
KLA Corp 4.1% 3/15/2029	160,000	160,549
KLA Corp 4.65% 7/15/2032	450,000	459,763
KLA Corp 5% 3/15/2049	100,000	93,690
KLA Corp 5.25% 7/15/2062	120,000	114,951
Lam Research Corp 2.875% 6/15/2050	150,000	99,821
Lam Research Corp 3.125% 6/15/2060	50,000	32,059
Lam Research Corp 4% 3/15/2029	210,000	210,317
Marvell Technology Inc 1.65% 4/15/2026	230,000	227,833
Marvell Technology Inc 2.45% 4/15/2028	120,000	115,471
Marvell Technology Inc 4.75% 7/15/2030	60,000	60,892
Marvell Technology Inc 5.45% 7/15/2035	80,000	82,673
Marvell Technology Inc 5.95% 9/15/2033	70,000	75,061
Microchip Technology Inc 5.05% 3/15/2029	160,000	163,323
Micron Technology Inc 3.366% 11/1/2041	90,000	69,597
Micron Technology Inc 4.663% 2/15/2030	120,000	121,534
Micron Technology Inc 5.3% 1/15/2031	100,000	103,665
Micron Technology Inc 5.327% 2/6/2029	310,000	319,796
Micron Technology Inc 5.65% 11/1/2032	120,000	126,304
Micron Technology Inc 5.8% 1/15/2035	150,000	158,690
Micron Technology Inc 5.875% 9/15/2033	100,000	106,798
Micron Technology Inc 6.05% 11/1/2035	230,000	246,837
NVIDIA Corp 2% 6/15/2031	480,000	433,918
NVIDIA Corp 3.5% 4/1/2040	90,000	77,488
NVIDIA Corp 3.5% 4/1/2050	277,000	211,278
QUALCOMM Inc 2.15% 5/20/2030	380,000	350,519
QUALCOMM Inc 4.3% 5/20/2047	313,000	267,946
QUALCOMM Inc 4.5% 5/20/2030	320,000	325,755
QUALCOMM Inc 4.5% 5/20/2052	180,000	155,466
QUALCOMM Inc 4.65% 5/20/2035	150,000	151,582
QUALCOMM Inc 4.8% 5/20/2045	130,000	121,193
QUALCOMM Inc 5% 5/20/2035	320,000	330,119
Texas Instruments Inc 2.25% 9/4/2029	510,000	480,959
Texas Instruments Inc 2.9% 11/3/2027	160,000	157,936
Texas Instruments Inc 3.875% 3/15/2039	210,000	189,499
Texas Instruments Inc 4.5% 5/23/2030	360,000	367,414
Texas Instruments Inc 4.9% 3/14/2033	270,000	279,641
Texas Instruments Inc 5.05% 5/18/2063	210,000	193,116
Texas Instruments Inc 5.1% 5/23/2035	360,000	372,963
		20,400,369
Software - 0.6%
Adobe Inc 2.15% 2/1/2027	240,000	235,723
Adobe Inc 4.95% 4/4/2034	160,000	166,364
AppLovin Corp 5.125% 12/1/2029	150,000	153,437
AppLovin Corp 5.5% 12/1/2034	300,000	310,520
Autodesk Inc 2.85% 1/15/2030	140,000	132,630
Cadence Design Systems Inc 4.3% 9/10/2029	180,000	180,913
Cadence Design Systems Inc 4.7% 9/10/2034	90,000	90,558
Fortinet Inc 1% 3/15/2026	210,000	207,786
Intuit Inc 5.2% 9/15/2033	150,000	157,538
Intuit Inc 5.5% 9/15/2053	150,000	150,811
Microsoft Corp 2.5% 9/15/2050	230,000	144,494
Microsoft Corp 2.525% 6/1/2050	1,270,000	802,838
Microsoft Corp 2.675% 6/1/2060	200,000	119,136
Microsoft Corp 2.921% 3/17/2052	170,000	115,563
Microsoft Corp 3.041% 3/17/2062	460,000	298,079
Microsoft Corp 3.3% 2/6/2027	1,650,000	1,644,159
Microsoft Corp 3.45% 8/8/2036	830,000	769,240
Microsoft Corp 3.5% 2/12/2035	180,000	171,607
Microsoft Corp 3.75% 2/12/2045	320,000	272,403
Microsoft Corp 5.3% 2/8/2041	280,000	299,141
Oracle Corp 2.65% 7/15/2026	100,000	99,079
Oracle Corp 2.875% 3/25/2031	820,000	743,520
Oracle Corp 3.25% 11/15/2027	600,000	587,513
Oracle Corp 3.25% 5/15/2030	110,000	103,378
Oracle Corp 3.6% 4/1/2040	610,000	470,489
Oracle Corp 3.6% 4/1/2050	210,000	138,913
Oracle Corp 3.8% 11/15/2037	340,000	282,784
Oracle Corp 3.85% 4/1/2060	650,000	424,038
Oracle Corp 3.9% 5/15/2035	100,000	88,390
Oracle Corp 3.95% 3/25/2051	200,000	139,177
Oracle Corp 4% 11/15/2047	388,000	282,037
Oracle Corp 4.1% 3/25/2061	880,000	594,250
Oracle Corp 4.125% 5/15/2045	110,000	82,958
Oracle Corp 4.2% 9/27/2029	1,300,000	1,282,783
Oracle Corp 4.3% 7/8/2034	100,000	92,449
Oracle Corp 4.375% 5/15/2055	200,000	146,493
Oracle Corp 4.45% 9/26/2030	500,000	492,686
Oracle Corp 4.5% 7/8/2044	120,000	96,311
Oracle Corp 4.7% 9/27/2034	600,000	568,387
Oracle Corp 4.9% 2/6/2033	260,000	254,240
Oracle Corp 5.2% 9/26/2035	600,000	587,934
Oracle Corp 5.375% 7/15/2040	270,000	252,024
Oracle Corp 5.375% 9/27/2054	150,000	128,129
Oracle Corp 5.5% 8/3/2035	150,000	150,288
Oracle Corp 5.875% 9/26/2045	1,185,000	1,117,356
Oracle Corp 6% 8/3/2055	340,000	315,891
Oracle Corp 6.125% 7/8/2039	114,000	115,144
Oracle Corp 6.125% 8/3/2065	210,000	195,903
Oracle Corp 6.25% 11/9/2032	150,000	159,188
Roper Technologies Inc 1.4% 9/15/2027	60,000	57,315
Roper Technologies Inc 1.75% 2/15/2031	60,000	52,622
Roper Technologies Inc 2% 6/30/2030	400,000	361,608
Roper Technologies Inc 4.9% 10/15/2034	260,000	261,105
Roper Technologies Inc 5.1% 9/15/2035	150,000	152,247
Salesforce Inc 1.5% 7/15/2028	140,000	132,336
Salesforce Inc 1.95% 7/15/2031	100,000	89,367
Salesforce Inc 2.9% 7/15/2051	600,000	389,465
Salesforce Inc 3.7% 4/11/2028	140,000	139,939
Synopsys Inc 4.65% 4/1/2028	700,000	709,359
Synopsys Inc 4.85% 4/1/2030	170,000	173,668
Synopsys Inc 5% 4/1/2032	370,000	379,596
Synopsys Inc 5.15% 4/1/2035	370,000	378,241
Synopsys Inc 5.7% 4/1/2055	280,000	280,681
VMware LLC 1.4% 8/15/2026	690,000	677,857
VMware LLC 4.7% 5/15/2030	100,000	101,680
		20,751,758
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.7% 8/5/2031	280,000	249,138
Apple Inc 2.05% 9/11/2026	290,000	286,158
Apple Inc 2.375% 2/8/2041	920,000	670,209
Apple Inc 2.4% 8/20/2050	330,000	202,138
Apple Inc 2.55% 8/20/2060	110,000	63,882
Apple Inc 2.65% 2/8/2051	500,000	319,451
Apple Inc 2.65% 5/11/2050	330,000	212,446
Apple Inc 2.7% 8/5/2051	190,000	121,953
Apple Inc 2.8% 2/8/2061	590,000	357,368
Apple Inc 2.85% 8/5/2061	490,000	299,542
Apple Inc 2.95% 9/11/2049	180,000	124,109
Apple Inc 3% 11/13/2027	890,000	880,868
Apple Inc 3.35% 2/9/2027	240,000	238,933
Apple Inc 3.75% 11/13/2047	90,000	72,958
Apple Inc 3.75% 9/12/2047	110,000	88,987
Apple Inc 4% 5/10/2028	500,000	503,938
Apple Inc 4.3% 5/10/2033	1,000,000	1,019,535
Apple Inc 4.375% 5/13/2045	510,000	463,561
Apple Inc 4.45% 5/6/2044	100,000	93,573
Apple Inc 4.5% 2/23/2036	110,000	112,415
Apple Inc 4.65% 2/23/2046	201,000	188,571
Hewlett Packard Enterprise Co 1.75% 4/1/2026	180,000	178,563
Hewlett Packard Enterprise Co 4.4% 10/15/2030	240,000	239,408
Hewlett Packard Enterprise Co 4.55% 10/15/2029	270,000	271,891
Hewlett Packard Enterprise Co 5% 10/15/2034	270,000	268,650
Hewlett Packard Enterprise Co 5.25% 7/1/2028	140,000	143,866
Hewlett Packard Enterprise Co 5.6% 10/15/2054	350,000	327,579
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)	50,000	54,196
HP Inc 2.65% 6/17/2031	330,000	298,608
HP Inc 3.4% 6/17/2030	250,000	239,858
HP Inc 4.2% 4/15/2032	140,000	136,543
HP Inc 5.4% 4/25/2030	390,000	405,203
HP Inc 5.5% 1/15/2033	100,000	103,698
		9,237,796
TOTAL INFORMATION TECHNOLOGY		64,299,030

Materials - 0.4%
Chemicals - 0.3%
Air Products and Chemicals Inc 2.05% 5/15/2030	40,000	36,832
Air Products and Chemicals Inc 2.7% 5/15/2040	320,000	243,033
Air Products and Chemicals Inc 2.8% 5/15/2050	40,000	26,185
Air Products and Chemicals Inc 4.3% 6/11/2028	90,000	90,929
Air Products and Chemicals Inc 4.8% 3/3/2033	120,000	122,979
Air Products and Chemicals Inc 4.9% 10/11/2032	90,000	93,132
Albemarle Corp 4.65% 6/1/2027	160,000	160,387
Albemarle Corp 5.05% 6/1/2032	130,000	130,461
CF Industries Inc 5.375% 3/15/2044	240,000	228,729
Dow Chemical Co/The 2.1% 11/15/2030	450,000	398,074
Dow Chemical Co/The 3.6% 11/15/2050	290,000	193,162
Dow Chemical Co/The 4.375% 11/15/2042	100,000	80,757
Dow Chemical Co/The 5.15% 2/15/2034	220,000	219,997
Dow Chemical Co/The 5.25% 11/15/2041	130,000	119,576
Dow Chemical Co/The 5.55% 11/30/2048	80,000	71,880
Dow Chemical Co/The 5.65% 3/15/2036	200,000	200,861
Dow Chemical Co/The 6.9% 5/15/2053	170,000	178,348
Dow Chemical Co/The 7.375% 11/1/2029	110,000	121,680
Eastman Chemical Co 4.5% 12/1/2028	406,000	408,811
Eastman Chemical Co 4.8% 9/1/2042	80,000	71,440
Eastman Chemical Co 5.625% 2/20/2034	190,000	196,315
Ecolab Inc 1.3% 1/30/2031	560,000	486,800
Ecolab Inc 2.125% 8/15/2050	150,000	84,367
Ecolab Inc 5% 9/1/2035	150,000	154,015
Ecolab Inc 5.5% 12/8/2041	100,000	103,468
Huntsman Intl LLC 2.95% 6/15/2031	100,000	83,319
Huntsman Intl LLC 4.5% 5/1/2029	120,000	114,808
International Flavors & Fragrances Inc 4.45% 9/26/2028	130,000	130,734
International Flavors & Fragrances Inc 5% 9/26/2048	90,000	80,456
Linde Inc/CT 2% 8/10/2050	100,000	54,628
Linde Inc/CT 3.2% 1/30/2026	230,000	229,634
LYB International Finance II BV 3.5% 3/2/2027	680,000	676,060
LYB International Finance III LLC 2.25% 10/1/2030	140,000	124,860
LYB International Finance III LLC 3.375% 10/1/2040	220,000	162,349
LYB International Finance III LLC 3.625% 4/1/2051	110,000	72,319
LYB International Finance III LLC 3.8% 10/1/2060	140,000	89,213
LYB International Finance III LLC 4.2% 5/1/2050	100,000	72,905
LYB International Finance III LLC 5.5% 3/1/2034	130,000	129,701
LYB International Finance III LLC 5.625% 5/15/2033	160,000	162,718
LyondellBasell Industries NV 4.625% 2/26/2055	140,000	107,746
Mosaic Co/The 4.05% 11/15/2027	170,000	169,944
Mosaic Co/The 5.45% 11/15/2033	150,000	155,293
Rohm and Haas Co 7.85% 7/15/2029	120,000	133,582
RPM International Inc 2.95% 1/15/2032	70,000	63,763
RPM International Inc 3.75% 3/15/2027	100,000	99,440
RPM International Inc 4.55% 3/1/2029	120,000	121,389
Sherwin-Williams Co/The 2.2% 3/15/2032	140,000	123,278
Sherwin-Williams Co/The 2.95% 8/15/2029	120,000	115,076
Sherwin-Williams Co/The 3.45% 6/1/2027	210,000	208,124
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	61,263
Sherwin-Williams Co/The 4% 12/15/2042	60,000	50,290
Sherwin-Williams Co/The 4.5% 6/1/2047	200,000	173,574
Sherwin-Williams Co/The 4.8% 9/1/2031	170,000	174,421
Westlake Corp 3.125% 8/15/2051	80,000	49,336
Westlake Corp 3.375% 6/15/2030	210,000	200,058
Westlake Corp 5.55% 11/15/2035	30,000	30,190
Westlake Corp 6.375% 11/15/2055	190,000	189,701
		8,632,390
Construction Materials - 0.0%
CRH America Finance Inc 5.4% 5/21/2034	200,000	208,743
CRH America Finance Inc 5.5% 1/9/2035	200,000	209,903
CRH America Finance Inc 5.6% 2/9/2056	100,000	100,240
Martin Marietta Materials Inc 2.4% 7/15/2031	120,000	108,595
Martin Marietta Materials Inc 2.5% 3/15/2030	110,000	102,524
Martin Marietta Materials Inc 4.25% 12/15/2047	120,000	101,339
Martin Marietta Materials Inc 5.15% 12/1/2034	90,000	92,462
Martin Marietta Materials Inc 5.5% 12/1/2054	150,000	149,225
Vulcan Materials Co 4.7% 3/1/2048	120,000	107,565
Vulcan Materials Co 5.35% 12/1/2034	300,000	312,255
		1,492,851
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 2.69% 5/25/2031	220,000	201,199
Amcor Flexibles North America Inc 5.5% 3/17/2035	150,000	155,553
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	155,206
Avery Dennison Corp 2.65% 4/30/2030	140,000	131,020
Avery Dennison Corp 5.75% 3/15/2033	100,000	106,298
International Paper Co 4.4% 8/15/2047	50,000	41,801
International Paper Co 5% 9/15/2035	328,000	329,669
International Paper Co 5.15% 5/15/2046	110,000	102,521
International Paper Co 6% 11/15/2041	70,000	72,781
Packaging Corp of America 5.2% 8/15/2035	50,000	51,245
Packaging Corp of America 5.7% 12/1/2033	250,000	266,155
Sonoco Products Co 5% 9/1/2034	270,000	268,418
WestRock MWV LLC 8.2% 1/15/2030	200,000	228,800
WRKCo Inc 3.9% 6/1/2028	170,000	168,955
WRKCo Inc 4.9% 3/15/2029	140,000	142,973
		2,422,594
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.375% 8/1/2028	110,000	109,821
Freeport-McMoRan Inc 4.625% 8/1/2030	190,000	191,025
Freeport-McMoRan Inc 5.45% 3/15/2043	260,000	253,163
Newmont Corp 2.6% 7/15/2032	120,000	109,337
Newmont Corp 5.45% 6/9/2044	100,000	100,848
Nucor Corp 2.979% 12/15/2055	110,000	69,545
Nucor Corp 3.125% 4/1/2032	200,000	186,330
Nucor Corp 4.65% 6/1/2030	780,000	795,545
		1,815,614
TOTAL MATERIALS		14,363,449

Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	200,000	201,312
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	310,000	322,607
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	190,000	181,942
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	200,000	200,761
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	350,000	354,489
Piedmont Operating Partnership LP 3.15% 8/15/2030	100,000	91,608
Safehold GL Holdings LLC 5.65% 1/15/2035	150,000	154,529
Store Capital LLC 2.7% 12/1/2031	100,000	88,388
Store Capital LLC 4.5% 3/15/2028	200,000	200,170
VICI Properties LP 4.75% 2/15/2028	580,000	585,904
VICI Properties LP 4.95% 2/15/2030	320,000	323,819
VICI Properties LP 5.125% 5/15/2032	140,000	141,206
VICI Properties LP 5.625% 4/1/2035	140,000	143,292
VICI Properties LP 6.125% 4/1/2054	190,000	190,374
WP Carey Inc 2.4% 2/1/2031	140,000	126,028
WP Carey Inc 2.45% 2/1/2032	130,000	114,909
		3,421,338
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	370,000	313,714
Alexandria Real Estate Equities Inc 3.375% 8/15/2031	340,000	319,086
Alexandria Real Estate Equities Inc 3.95% 1/15/2027	395,000	393,887
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	100,000	100,293
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	140,000	120,094
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	150,000	141,323
Healthpeak OP LLC 2.875% 1/15/2031	430,000	398,637
Healthpeak OP LLC 3% 1/15/2030	320,000	303,472
Healthpeak OP LLC 4.75% 1/15/2033	20,000	19,984
Omega Healthcare Investors Inc 3.375% 2/1/2031	110,000	102,695
Omega Healthcare Investors Inc 4.5% 4/1/2027	140,000	140,477
Omega Healthcare Investors Inc 4.75% 1/15/2028	201,000	202,728
Omega Healthcare Investors Inc 5.2% 7/1/2030	90,000	91,708
Ventas Realty LP 2.5% 9/1/2031	150,000	135,168
Ventas Realty LP 4% 3/1/2028	184,000	183,545
Ventas Realty LP 4.875% 4/15/2049	160,000	141,752
Ventas Realty LP 5% 1/15/2035	130,000	130,718
Welltower OP LLC 2.05% 1/15/2029	390,000	367,481
Welltower OP LLC 2.75% 1/15/2032	490,000	447,287
Welltower OP LLC 4.25% 4/15/2028	174,000	175,328
		4,229,377
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	33,000	35,095
Prologis LP 1.625% 3/15/2031	150,000	131,409
Prologis LP 1.75% 2/1/2031	340,000	300,684
Prologis LP 2.125% 10/15/2050	100,000	55,016
Prologis LP 2.125% 4/15/2027	170,000	166,027
Prologis LP 2.875% 11/15/2029	370,000	353,837
Prologis LP 4.625% 1/15/2033	100,000	101,305
Prologis LP 4.875% 6/15/2028	100,000	102,372
Prologis LP 5.125% 1/15/2034	100,000	103,311
Prologis LP 5.25% 3/15/2054	270,000	260,954
Prologis LP 5.25% 5/15/2035	230,000	238,729
Prologis LP 5.25% 6/15/2053	100,000	96,576
		1,945,315
Office REITs - 0.1%
Boston Properties LP 2.55% 4/1/2032	160,000	139,462
Boston Properties LP 2.75% 10/1/2026	100,000	98,780
Boston Properties LP 3.25% 1/30/2031	227,000	212,752
Boston Properties LP 3.4% 6/21/2029	230,000	222,153
Boston Properties LP 3.65% 2/1/2026	130,000	129,820
Boston Properties LP 4.5% 12/1/2028	280,000	281,364
Boston Properties LP 5.75% 1/15/2035	130,000	133,853
COPT Defense Properties LP 2.75% 4/15/2031	200,000	181,984
Highwoods Realty LP 4.125% 3/15/2028	140,000	138,602
Highwoods Realty LP 4.2% 4/15/2029	170,000	167,459
Highwoods Realty LP 7.65% 2/1/2034	50,000	57,067
Kilroy Realty LP 2.65% 11/15/2033	100,000	82,322
Kilroy Realty LP 4.75% 12/15/2028	130,000	130,485
Kilroy Realty LP 5.875% 10/15/2035	40,000	40,577
Kilroy Realty LP 6.25% 1/15/2036	70,000	72,791
		2,089,471
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032	150,000	152,550
CBRE Services Inc 5.1% 6/15/2030	40,000	40,727
CBRE Services Inc 5.5% 4/1/2029	140,000	145,296
CBRE Services Inc 5.95% 8/15/2034	280,000	301,671
Digital Realty Trust LP 3.7% 8/15/2027	370,000	367,451
Essex Portfolio LP 2.65% 3/15/2032	320,000	286,845
Essex Portfolio LP 3% 1/15/2030	230,000	218,713
Essex Portfolio LP 5.375% 4/1/2035	90,000	93,645
Extra Space Storage LP 3.9% 4/1/2029	520,000	514,012
Extra Space Storage LP 4% 6/15/2029	80,000	79,517
Extra Space Storage LP 4.95% 1/15/2033	150,000	151,811
Extra Space Storage LP 5.35% 1/15/2035	130,000	133,415
Extra Space Storage LP 5.4% 2/1/2034	100,000	103,088
Extra Space Storage LP 5.4% 6/15/2035	40,000	41,204
Mid-America Apartments LP 2.875% 9/15/2051	65,000	41,468
Mid-America Apartments LP 4.2% 6/15/2028	260,000	260,996
Mid-America Apartments LP 5% 3/15/2034	50,000	50,868
Tanger Properties LP 3.125% 9/1/2026	100,000	99,130
		3,082,407
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	270,000	185,398
American Homes 4 Rent LP 5.5% 2/1/2034	90,000	93,278
AvalonBay Communities Inc 2.3% 3/1/2030	408,000	378,662
AvalonBay Communities Inc 3.35% 5/15/2027	170,000	168,623
AvalonBay Communities Inc 4.15% 7/1/2047	60,000	50,352
AvalonBay Communities Inc 5.3% 12/7/2033	100,000	104,699
Camden Property Trust 2.8% 5/15/2030	170,000	160,670
Camden Property Trust 3.15% 7/1/2029	190,000	183,663
ERP Operating LP 1.85% 8/1/2031	240,000	211,469
ERP Operating LP 2.5% 2/15/2030	160,000	150,200
ERP Operating LP 3.5% 3/1/2028	160,000	158,361
ERP Operating LP 4.95% 6/15/2032	330,000	338,835
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	170,000	161,584
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	110,000	106,828
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	70,000	70,848
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	160,000	166,621
Sun Communities Operating LP 2.3% 11/1/2028	170,000	161,605
Sun Communities Operating LP 2.7% 7/15/2031	100,000	91,195
UDR Inc 2.1% 6/15/2033	100,000	83,751
UDR Inc 3% 8/15/2031	250,000	232,024
UDR Inc 3.2% 1/15/2030	100,000	96,078
		3,354,744
Retail REITs - 0.2%
Agree LP 2.9% 10/1/2030	100,000	93,807
Agree LP 4.8% 10/1/2032	170,000	172,458
Brixmor Operating Partnership LP 4.05% 7/1/2030	48,000	47,373
Brixmor Operating Partnership LP 4.125% 5/15/2029	44,000	43,784
Brixmor Operating Partnership LP 4.125% 6/15/2026	170,000	169,883
Brixmor Operating Partnership LP 4.85% 2/15/2033	40,000	40,128
Brixmor Operating Partnership LP 5.5% 2/15/2034	190,000	196,562
Federal Realty OP LP 1.25% 2/15/2026	200,000	198,668
Federal Realty OP LP 5.375% 5/1/2028	290,000	297,806
Kimco Realty OP LLC 1.9% 3/1/2028	610,000	582,119
Kimco Realty OP LLC 2.8% 10/1/2026	216,000	213,968
Kimco Realty OP LLC 4.6% 2/1/2033	120,000	120,217
Kimco Realty OP LLC 4.85% 3/1/2035	200,000	200,259
Kite Realty Group LP 5.2% 8/15/2032	100,000	102,412
Kite Realty Group LP 5.5% 3/1/2034	70,000	72,715
NNN REIT Inc 3% 4/15/2052	200,000	127,257
NNN REIT Inc 3.6% 12/15/2026	530,000	527,050
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	110,000	109,247
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	40,000	40,996
Realty Income Corp 2.85% 12/15/2032	338,000	304,224
Realty Income Corp 3% 1/15/2027	640,000	633,004
Realty Income Corp 3.2% 2/15/2031	160,000	151,831
Realty Income Corp 3.25% 1/15/2031	238,000	226,394
Realty Income Corp 4.5% 2/1/2033	400,000	397,997
Realty Income Corp 4.9% 7/15/2033	150,000	152,750
Regency Centers LP 3.7% 6/15/2030	150,000	147,104
Regency Centers LP 5.1% 1/15/2035	200,000	204,005
Regency Centers LP 5.25% 1/15/2034	130,000	134,715
Simon Property Group LP 2.2% 2/1/2031	250,000	226,221
Simon Property Group LP 2.65% 2/1/2032	130,000	117,462
Simon Property Group LP 2.65% 7/15/2030	138,000	129,436
Simon Property Group LP 3.375% 12/1/2027	150,000	148,470
Simon Property Group LP 4.25% 10/1/2044	120,000	102,657
Simon Property Group LP 4.25% 11/30/2046	116,000	97,740
Simon Property Group LP 4.375% 10/1/2030	70,000	70,563
Simon Property Group LP 4.75% 3/15/2042	110,000	102,432
Simon Property Group LP 4.75% 9/26/2034	120,000	120,051
Simon Property Group LP 5.125% 10/1/2035	200,000	204,004
Simon Property Group LP 5.85% 3/8/2053	130,000	134,444
Simon Property Group LP 6.25% 1/15/2034	160,000	176,524
		7,338,737
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	120,000	109,028
American Tower Corp 2.7% 4/15/2031	360,000	330,361
American Tower Corp 3.1% 6/15/2050	120,000	80,551
American Tower Corp 3.125% 1/15/2027	950,000	940,013
American Tower Corp 3.6% 1/15/2028	70,000	69,276
American Tower Corp 3.7% 10/15/2049	150,000	112,587
American Tower Corp 3.8% 8/15/2029	100,000	98,501
American Tower Corp 5.25% 7/15/2028	470,000	483,070
American Tower Corp 5.35% 3/15/2035	130,000	134,014
American Tower Corp 5.4% 1/31/2035	30,000	31,107
American Tower Corp 5.65% 3/15/2033	370,000	390,839
Crown Castle Inc 2.25% 1/15/2031	100,000	89,501
Crown Castle Inc 3.25% 1/15/2051	190,000	127,304
Crown Castle Inc 3.3% 7/1/2030	480,000	455,921
Crown Castle Inc 3.65% 9/1/2027	464,000	459,667
Crown Castle Inc 5.1% 5/1/2033	280,000	283,865
Crown Castle Inc 5.2% 9/1/2034	330,000	334,620
CubeSmart LP 3% 2/15/2030	210,000	199,453
EPR Properties 3.75% 8/15/2029	130,000	125,774
EPR Properties 4.5% 6/1/2027	210,000	210,118
EPR Properties 4.75% 12/15/2026	130,000	130,309
Equinix Inc 1.45% 5/15/2026	200,000	197,521
Equinix Inc 2.5% 5/15/2031	210,000	190,287
Equinix Inc 3.9% 4/15/2032	640,000	617,050
Public Storage Operating Co 4.375% 7/1/2030	50,000	50,585
Public Storage Operating Co 5% 7/1/2035	30,000	30,649
Public Storage Operating Co 5.1% 8/1/2033	580,000	604,930
Weyerhaeuser Co 4% 11/15/2029	270,000	267,708
Weyerhaeuser Co 4% 4/15/2030	280,000	276,687
Weyerhaeuser Co 6.95% 10/1/2027	150,000	157,721
		7,589,017
TOTAL REAL ESTATE		33,050,406

Utilities - 2.2%
Electric Utilities - 1.8%
AEP Texas Inc 3.45% 5/15/2051	70,000	48,354
AEP Texas Inc 3.8% 10/1/2047	80,000	59,931
AEP Texas Inc 4.15% 5/1/2049	120,000	94,121
AEP Texas Inc 5.25% 5/15/2052	100,000	92,960
AEP Texas Inc 5.7% 5/15/2034	60,000	62,904
AEP Transmission Co LLC 2.75% 8/15/2051	100,000	62,953
AEP Transmission Co LLC 3.65% 4/1/2050	139,000	105,182
AEP Transmission Co LLC 5.375% 6/15/2035	340,000	353,766
AEP Transmission Co LLC 5.4% 3/15/2053	100,000	99,117
Alabama Power Co 1.45% 9/15/2030	800,000	709,387
Alabama Power Co 3% 3/15/2052	170,000	112,533
Alabama Power Co 3.45% 10/1/2049	330,000	240,600
Alabama Power Co 5.85% 11/15/2033	190,000	205,265
American Electric Power Co Inc 2.3% 3/1/2030	120,000	110,981
American Electric Power Co Inc 3.25% 3/1/2050	174,000	117,166
American Electric Power Co Inc 4.3% 12/1/2028	194,000	195,294
American Electric Power Co Inc 5.8% 3/15/2056 (b)	300,000	297,917
American Electric Power Co Inc 6.95% 12/15/2054 (b)	140,000	151,205
Appalachian Power Co 3.7% 5/1/2050	100,000	73,639
Appalachian Power Co 4.5% 8/1/2032	140,000	139,437
Appalachian Power Co 5.65% 4/1/2034	120,000	126,402
Appalachian Power Co 7% 4/1/2038	100,000	115,104
Arizona Public Service Co 2.6% 8/15/2029	160,000	151,410
Arizona Public Service Co 3.35% 5/15/2050	200,000	140,100
Arizona Public Service Co 4.2% 8/15/2048	100,000	82,227
Arizona Public Service Co 5.55% 8/1/2033	160,000	168,157
Arizona Public Service Co 5.9% 8/15/2055	130,000	133,652
Baltimore Gas and Electric Co 2.9% 6/15/2050	120,000	78,461
Baltimore Gas and Electric Co 3.75% 8/15/2047	210,000	164,986
Baltimore Gas and Electric Co 4.55% 6/1/2052	100,000	86,449
Baltimore Gas and Electric Co 5.3% 6/1/2034	230,000	240,623
Baltimore Gas and Electric Co 5.45% 6/1/2035	60,000	62,740
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050	100,000	66,142
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	70,000	50,179
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	250,000	256,569
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	330,000	338,111
CenterPoint Energy Houston Electric LLC 4.95% 8/15/2035	130,000	131,753
Cleco Corporate Holdings LLC 4.973% 5/1/2046	50,000	43,876
Commonwealth Edison Co 2.55% 6/15/2026	470,000	466,559
Commonwealth Edison Co 2.75% 9/1/2051	330,000	208,499
Commonwealth Edison Co 3% 3/1/2050	200,000	134,104
Commonwealth Edison Co 3.2% 11/15/2049	120,000	82,955
Commonwealth Edison Co 4% 3/1/2048	208,000	168,439
Commonwealth Edison Co 6.45% 1/15/2038	240,000	271,293
Connecticut Light and Power Co/The 4% 4/1/2048	60,000	48,616
Connecticut Light and Power Co/The 4.15% 6/1/2045	160,000	134,997
Connecticut Light and Power Co/The 5.25% 1/15/2053	120,000	115,444
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	1,170,000	1,152,841
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	270,000	261,948
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	240,000	171,444
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	100,000	80,059
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	245,000	195,812
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	220,000	183,817
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	385,000	341,385
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	330,000	345,836
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	100,000	99,065
Consolidated Edison Co of New York Inc 5.7% 6/15/2040	90,000	94,114
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	180,000	184,098
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	150,000	160,980
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	300,000	333,097
Consolidated Edison Co of New York Inc 6.75% 4/1/2038	110,000	127,288
Dayton Power & Light Co/The 3.95% 6/15/2049	55,000	41,527
Dominion Energy South Carolina Inc 2.3% 12/1/2031	230,000	206,138
Dominion Energy South Carolina Inc 5.1% 6/1/2065	60,000	54,466
Dominion Energy South Carolina Inc 5.3% 1/15/2035	150,000	156,578
Dominion Energy South Carolina Inc 5.3% 5/15/2033	100,000	105,049
Dominion Energy South Carolina Inc 6.25% 10/15/2053	50,000	55,174
DTE Electric Co 2.625% 3/1/2031	380,000	351,075
DTE Electric Co 2.95% 3/1/2050	80,000	54,229
DTE Electric Co 3% 3/1/2032	180,000	167,169
DTE Electric Co 3.25% 4/1/2051	240,000	169,923
DTE Electric Co 3.65% 3/1/2052	190,000	143,273
DTE Electric Co 3.95% 3/1/2049	56,000	45,249
DTE Electric Co 4.05% 5/15/2048	100,000	82,669
DTE Electric Co 5.2% 3/1/2034	110,000	114,490
DTE Electric Co 5.25% 5/15/2035	100,000	103,550
Duke Energy Carolinas LLC 3.2% 8/15/2049	120,000	83,332
Duke Energy Carolinas LLC 3.7% 12/1/2047	360,000	278,351
Duke Energy Carolinas LLC 3.75% 6/1/2045	150,000	119,924
Duke Energy Carolinas LLC 3.875% 3/15/2046	240,000	193,755
Duke Energy Carolinas LLC 3.95% 3/15/2048	210,000	169,417
Duke Energy Carolinas LLC 4% 9/30/2042	179,000	152,726
Duke Energy Carolinas LLC 4.25% 12/15/2041	130,000	116,148
Duke Energy Corp 2.45% 6/1/2030	200,000	185,479
Duke Energy Corp 3.15% 8/15/2027	352,000	346,845
Duke Energy Corp 3.3% 6/15/2041	515,000	401,068
Duke Energy Corp 3.75% 9/1/2046	110,000	84,951
Duke Energy Corp 4.2% 6/15/2049	310,000	249,055
Duke Energy Corp 4.95% 9/15/2035	370,000	369,822
Duke Energy Corp 5% 8/15/2052	100,000	90,228
Duke Energy Corp 5.45% 6/15/2034	140,000	146,677
Duke Energy Corp 5.7% 9/15/2055	180,000	179,632
Duke Energy Corp 6.1% 9/15/2053	50,000	52,661
Duke Energy Corp 6.45% 9/1/2054 (b)	150,000	157,528
Duke Energy Florida LLC 3.2% 1/15/2027	240,000	238,371
Duke Energy Florida LLC 4.2% 12/1/2030	300,000	300,626
Duke Energy Florida LLC 4.2% 7/15/2048	140,000	116,335
Duke Energy Florida LLC 6.2% 11/15/2053	110,000	120,313
Duke Energy Florida LLC 6.35% 9/15/2037	100,000	112,274
Duke Energy Florida LLC 6.4% 6/15/2038	360,000	407,586
Duke Energy Indiana LLC 5.9% 5/15/2055	100,000	104,616
Duke Energy Indiana LLC 6.12% 10/15/2035	70,000	76,497
Duke Energy Indiana LLC 6.35% 8/15/2038	170,000	190,123
Duke Energy Indiana LLC 6.45% 4/1/2039	110,000	123,037
Duke Energy Ohio Inc 2.125% 6/1/2030	210,000	192,984
Duke Energy Ohio Inc 3.65% 2/1/2029	210,000	208,101
Duke Energy Ohio Inc 4.3% 2/1/2049	65,000	54,193
Duke Energy Ohio Inc 5.55% 3/15/2054	50,000	49,995
Duke Energy Progress LLC 2% 8/15/2031	270,000	239,717
Duke Energy Progress LLC 3.45% 3/15/2029	600,000	590,803
Duke Energy Progress LLC 4.1% 5/15/2042	130,000	112,566
Duke Energy Progress LLC 4.15% 12/1/2044	220,000	186,436
Duke Energy Progress LLC 4.2% 8/15/2045	180,000	153,264
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	104,848
Edison International 4.125% 3/15/2028	320,000	316,278
Edison International 6.95% 11/15/2029	70,000	74,553
Entergy Arkansas LLC 3.35% 6/15/2052	100,000	69,470
Entergy Arkansas LLC 5.3% 9/15/2033	70,000	73,231
Entergy Corp 2.4% 6/15/2031	120,000	108,068
Entergy Corp 3.75% 6/15/2050	190,000	140,369
Entergy Louisiana LLC 3.12% 9/1/2027	490,000	483,197
Entergy Louisiana LLC 4% 3/15/2033	190,000	184,011
Entergy Louisiana LLC 4.2% 9/1/2048	200,000	164,712
Entergy Louisiana LLC 5.7% 3/15/2054	350,000	354,297
Entergy Mississippi LLC 5% 9/1/2033	100,000	102,276
Entergy Mississippi LLC 5.8% 4/15/2055	80,000	82,298
Entergy Mississippi LLC 5.85% 6/1/2054	80,000	82,497
Entergy Tex Inc 3.55% 9/30/2049	294,000	214,214
Entergy Tex Inc 5.25% 4/15/2035	60,000	62,001
Evergy Kansas Central Inc 5.25% 3/15/2035	500,000	513,018
Evergy Metro Inc 5.125% 8/15/2035	70,000	71,204
Eversource Energy 1.65% 8/15/2030	100,000	88,165
Eversource Energy 2.55% 3/15/2031	200,000	180,747
Eversource Energy 3.45% 1/15/2050	120,000	86,209
Eversource Energy 4.75% 5/15/2026	270,000	270,774
Eversource Energy 5.45% 3/1/2028	250,000	256,013
Eversource Energy 5.95% 7/15/2034	110,000	116,825
Exelon Corp 3.35% 3/15/2032	190,000	178,268
Exelon Corp 4.05% 4/15/2030	650,000	644,975
Exelon Corp 4.45% 4/15/2046	125,000	106,909
Exelon Corp 4.7% 4/15/2050	110,000	95,738
Exelon Corp 5.1% 6/15/2045	160,000	150,338
Exelon Corp 5.875% 3/15/2055	110,000	112,638
FirstEnergy Corp 1.6% 1/15/2026	97,000	96,598
FirstEnergy Corp 2.25% 9/1/2030	150,000	135,948
FirstEnergy Corp 4.85% 7/15/2047 (d)	150,000	133,112
Florida Power & Light Co 2.875% 12/4/2051	190,000	123,825
Florida Power & Light Co 3.95% 3/1/2048	160,000	130,476
Florida Power & Light Co 3.99% 3/1/2049	133,000	107,616
Florida Power & Light Co 4.05% 10/1/2044	170,000	142,662
Florida Power & Light Co 4.05% 6/1/2042	210,000	181,744
Florida Power & Light Co 4.125% 2/1/2042	405,000	355,828
Florida Power & Light Co 4.625% 5/15/2030	700,000	714,456
Florida Power & Light Co 5.3% 6/15/2034	300,000	315,612
Florida Power & Light Co 5.6% 6/15/2054	130,000	132,763
Florida Power & Light Co 5.625% 4/1/2034	140,000	150,058
Florida Power & Light Co 5.7% 3/15/2055	100,000	103,896
Georgia Power Co 2.65% 9/15/2029	640,000	609,380
Georgia Power Co 4.65% 5/16/2028	170,000	172,701
Georgia Power Co 4.95% 5/17/2033	340,000	348,123
Georgia Power Co 5.2% 3/15/2035	440,000	454,240
Georgia Power Co 5.25% 3/15/2034	100,000	103,797
Georgia Power Co 5.5% 10/1/2055	180,000	178,504
Indiana Michigan Power Co 3.25% 5/1/2051	80,000	54,541
Indiana Michigan Power Co 3.75% 7/1/2047	120,000	93,483
Interstate Power and Light Co 2.3% 6/1/2030	104,000	95,550
Interstate Power and Light Co 4.1% 9/26/2028	260,000	259,986
IPALCO Enterprises Inc 5.75% 4/1/2034	70,000	71,634
ITC Holdings Corp 3.25% 6/30/2026	220,000	218,777
ITC Holdings Corp 5.3% 7/1/2043	35,000	34,088
Jersey Central Power & Light Co 4.4% 1/15/2031 (e)	100,000	99,752
Jersey Central Power & Light Co 5.1% 1/15/2035	120,000	121,897
Kentucky Utilities Co 5.125% 11/1/2040	170,000	169,895
Kentucky Utilities Co 5.85% 8/15/2055	80,000	82,444
Louisville Gas and Electric Co 4.25% 4/1/2049	60,000	49,680
Louisville Gas and Electric Co 5.85% 8/15/2055	50,000	51,358
MidAmerican Energy Co 3.65% 8/1/2048	280,000	212,151
MidAmerican Energy Co 3.95% 8/1/2047	100,000	80,446
MidAmerican Energy Co 4.25% 7/15/2049	100,000	83,535
MidAmerican Energy Co 5.35% 1/15/2034	200,000	210,591
MidAmerican Energy Co 5.8% 10/15/2036	110,000	119,465
Mississippi Power Co 3.95% 3/30/2028	120,000	119,852
Mississippi Power Co 4.25% 3/15/2042	50,000	43,657
National Grid USA 5.803% 4/1/2035	60,000	63,065
Nevada Power Co 3.125% 8/1/2050	150,000	100,029
Nevada Power Co 6% 3/15/2054	70,000	72,874
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	300,000	292,818
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	400,000	356,384
NextEra Energy Capital Holdings Inc 3% 1/15/2052	110,000	71,081
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	900,000	916,853
NextEra Energy Capital Holdings Inc 5% 7/15/2032	80,000	82,276
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	240,000	249,528
NextEra Energy Capital Holdings Inc 5.55% 3/15/2054	140,000	137,131
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	220,000	226,336
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)	580,000	622,403
Northern States Power Co/MN 2.6% 6/1/2051	187,000	117,033
Northern States Power Co/MN 3.2% 4/1/2052	80,000	56,360
Northern States Power Co/MN 4% 8/15/2045	110,000	92,300
Northern States Power Co/MN 5.05% 5/15/2035	550,000	565,682
Northern States Power Co/MN 5.65% 5/15/2055	200,000	204,909
NSTAR Electric Co 3.1% 6/1/2051	100,000	68,743
NSTAR Electric Co 4.95% 9/15/2052	100,000	91,893
NSTAR Electric Co 5.2% 3/1/2035	330,000	338,594
Oglethorpe Power Corp 3.75% 8/1/2050	100,000	72,602
Oglethorpe Power Corp 5.05% 10/1/2048	50,000	45,538
Oglethorpe Power Corp 5.375% 11/1/2040	120,000	119,953
Oglethorpe Power Corp 5.8% 6/1/2054	100,000	99,292
Oglethorpe Power Corp 5.95% 11/1/2039	110,000	117,836
Ohio Edison Co 6.875% 7/15/2036	70,000	80,869
Ohio Power Co 4% 6/1/2049	200,000	156,492
Ohio Power Co 5% 6/1/2033	100,000	102,098
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	67,976
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	100,000	79,837
Oncor Electric Delivery Co LLC 3.8% 6/1/2049	390,000	300,963
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	100,000	81,864
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	150,686
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	150,000	127,815
Oncor Electric Delivery Co LLC 5.35% 4/1/2035 (e)	200,000	208,175
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	100,000	99,095
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	241,526
Oncor Electric Delivery Co LLC 5.8% 4/1/2055 (e)	50,000	51,377
Pacific Gas and Electric Co 2.5% 2/1/2031	445,000	400,350
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	76,496
Pacific Gas and Electric Co 4.2% 3/1/2029	200,000	199,151
Pacific Gas and Electric Co 4.5% 7/1/2040	130,000	114,271
Pacific Gas and Electric Co 4.55% 7/1/2030	753,000	750,371
Pacific Gas and Electric Co 4.75% 2/15/2044	370,000	317,877
Pacific Gas and Electric Co 4.95% 7/1/2050	230,000	198,510
Pacific Gas and Electric Co 5.25% 3/1/2052	230,000	204,169
Pacific Gas and Electric Co 5.8% 5/15/2034	120,000	125,190
Pacific Gas and Electric Co 5.9% 6/15/2032	300,000	315,348
Pacific Gas and Electric Co 6.1% 1/15/2029	860,000	898,938
Pacific Gas and Electric Co 6.15% 1/15/2033	100,000	106,622
Pacific Gas and Electric Co 6.15% 3/1/2055	260,000	263,392
Pacific Gas and Electric Co 6.7% 4/1/2053	90,000	96,654
Pacific Gas and Electric Co 6.75% 1/15/2053	490,000	531,840
PacifiCorp 2.9% 6/15/2052	100,000	59,677
PacifiCorp 4.15% 2/15/2050	250,000	190,529
PacifiCorp 5.3% 2/15/2031	110,000	113,605
PacifiCorp 5.35% 12/1/2053	140,000	125,175
PacifiCorp 5.5% 5/15/2054	160,000	146,161
PacifiCorp 5.8% 1/15/2055	270,000	256,850
PacifiCorp 6% 1/15/2039	330,000	338,048
PacifiCorp 7.375% 9/15/2055 (b)	110,000	111,853
PECO Energy Co 3.7% 9/15/2047	220,000	171,383
PECO Energy Co 4.6% 5/15/2052	210,000	183,867
PECO Energy Co 4.9% 6/15/2033	230,000	236,482
PECO Energy Co 5.65% 9/15/2055	80,000	81,684
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	150,000	142,940
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	260,000	254,832
Potomac Electric Power Co 4.15% 3/15/2043	110,000	94,603
Potomac Electric Power Co 6.5% 11/15/2037	60,000	68,194
PPL Capital Funding Inc 4% 9/15/2047	90,000	66,276
PPL Electric Utilities Corp 3% 10/1/2049	70,000	47,482
PPL Electric Utilities Corp 5% 5/15/2033	100,000	103,364
PPL Electric Utilities Corp 5.25% 5/15/2053	100,000	97,963
PPL Electric Utilities Corp 5.55% 8/15/2055	210,000	212,526
Progress Energy Inc 7.75% 3/1/2031	240,000	276,231
Public Service Co of Colorado 3.2% 3/1/2050	210,000	145,362
Public Service Co of Colorado 5.25% 4/1/2053	120,000	113,498
Public Service Co of Colorado 5.35% 5/15/2034	160,000	165,958
Public Service Co of Colorado 5.85% 5/15/2055	240,000	247,129
Public Service Co of Colorado 6.25% 9/1/2037	130,000	143,594
Public Service Co of New Hampshire 5.35% 10/1/2033	140,000	146,945
Public Service Co of Oklahoma 5.2% 1/15/2035	160,000	162,636
Public Service Co of Oklahoma 5.25% 1/15/2033	100,000	103,336
Public Service Electric and Gas Co 2.45% 1/15/2030	80,000	75,375
Public Service Electric and Gas Co 3.15% 1/1/2050	300,000	208,840
Public Service Electric and Gas Co 3.2% 8/1/2049	110,000	77,256
Public Service Electric and Gas Co 3.65% 9/1/2042	130,000	106,507
Public Service Electric and Gas Co 3.7% 5/1/2028	120,000	119,658
Public Service Electric and Gas Co 4.9% 8/15/2035	200,000	202,891
Public Service Electric and Gas Co 5.2% 8/1/2033	190,000	198,277
Public Service Electric and Gas Co 5.3% 8/1/2054	130,000	127,048
Public Service Electric and Gas Co 5.45% 8/1/2053	170,000	169,681
Public Service Electric and Gas Co 5.5% 3/1/2055	100,000	100,364
Southern California Edison Co 2.95% 2/1/2051	250,000	155,899
Southern California Edison Co 3.65% 2/1/2050	410,000	289,975
Southern California Edison Co 3.65% 6/1/2051	110,000	77,265
Southern California Edison Co 3.9% 3/15/2043	230,000	179,990
Southern California Edison Co 4.05% 3/15/2042	160,000	129,423
Southern California Edison Co 4.125% 3/1/2048	285,000	221,435
Southern California Edison Co 4.65% 10/1/2043	158,000	136,693
Southern California Edison Co 4.9% 6/1/2026	410,000	410,747
Southern California Edison Co 5.75% 4/15/2054	170,000	163,364
Southern California Edison Co 6.05% 3/15/2039	100,000	104,234
Southern Co/The 3.7% 4/30/2030	150,000	146,828
Southern Co/The 4% 1/15/2051 (b)	340,000	338,979
Southern Co/The 4.4% 7/1/2046	383,000	328,031
Southern Co/The 6.375% 3/15/2055 (b)	40,000	42,349
Southwestern Electric Power Co 3.25% 11/1/2051	65,000	43,506
Southwestern Electric Power Co 3.85% 2/1/2048	70,000	52,963
Southwestern Electric Power Co 5.3% 4/1/2033	190,000	195,545
Southwestern Public Service Co 4.5% 8/15/2041	160,000	144,743
Tampa Electric Co 3.625% 6/15/2050	140,000	103,438
Tampa Electric Co 4.3% 6/15/2048	60,000	50,719
Tampa Electric Co 4.45% 6/15/2049	140,000	119,208
Tampa Electric Co 4.9% 3/1/2029	170,000	174,188
Tucson Electric Power Co 1.5% 8/1/2030	100,000	88,793
Tucson Electric Power Co 5.5% 4/15/2053	90,000	87,722
Union Electric Co 2.625% 3/15/2051	140,000	85,741
Union Electric Co 2.95% 3/15/2030	170,000	162,415
Union Electric Co 3.9% 4/1/2052	120,000	93,947
Union Electric Co 4% 4/1/2048	100,000	80,676
Union Electric Co 5.45% 3/15/2053	100,000	98,064
Virginia Electric and Power Co 2.4% 3/30/2032	110,000	98,060
Virginia Electric and Power Co 2.45% 12/15/2050	200,000	117,060
Virginia Electric and Power Co 3.8% 4/1/2028	90,000	89,664
Virginia Electric and Power Co 3.8% 9/15/2047	180,000	140,929
Virginia Electric and Power Co 4.6% 12/1/2048	208,000	182,099
Virginia Electric and Power Co 4.625% 5/15/2052	100,000	86,192
Virginia Electric and Power Co 4.9% 9/15/2035	430,000	430,842
Virginia Electric and Power Co 5% 4/1/2033	100,000	102,701
Virginia Electric and Power Co 5.05% 8/15/2034	300,000	306,149
Virginia Electric and Power Co 5.3% 8/15/2033	240,000	250,707
Virginia Electric and Power Co 5.45% 4/1/2053	80,000	77,712
Virginia Electric and Power Co 5.6% 9/15/2055	150,000	149,267
Virginia Electric and Power Co 6% 5/15/2037	120,000	130,064
Virginia Electric and Power Co 8.875% 11/15/2038	160,000	216,143
Washington Natural Gas Co 4.223% 6/15/2048	70,000	58,415
Washington Natural Gas Co 4.3% 5/20/2045	180,000	151,741
Washington Natural Gas Co 5.33% 6/15/2034	250,000	259,487
Washington Natural Gas Co 5.598% 9/15/2055	110,000	109,356
Wisconsin Electric Power Co 1.7% 6/15/2028	490,000	464,736
Wisconsin Electric Power Co 5.05% 10/1/2054	110,000	103,508
Wisconsin Power and Light Co 3.95% 9/1/2032	120,000	115,880
Wisconsin Power and Light Co 4.95% 4/1/2033	170,000	173,127
Wisconsin Power and Light Co 6.375% 8/15/2037	60,000	66,743
Wisconsin Public Service Corp 2.85% 12/1/2051	150,000	96,543
Xcel Energy Inc 3.35% 12/1/2026	316,000	313,815
Xcel Energy Inc 3.4% 6/1/2030	73,000	70,346
Xcel Energy Inc 3.5% 12/1/2049	100,000	72,161
Xcel Energy Inc 5.45% 8/15/2033	70,000	72,785
		58,727,257
Gas Utilities - 0.1%
Atmos Energy Corp 2.85% 2/15/2052	100,000	63,539
Atmos Energy Corp 3.375% 9/15/2049	200,000	144,357
Atmos Energy Corp 4.125% 10/15/2044	210,000	180,212
Atmos Energy Corp 5.45% 1/15/2056	170,000	167,971
Atmos Energy Corp 5.45% 10/15/2032	140,000	148,745
Atmos Energy Corp 5.5% 6/15/2041	100,000	103,890
Atmos Energy Corp 5.9% 11/15/2033	150,000	163,576
CenterPoint Energy Resources Corp 1.75% 10/1/2030	100,000	89,195
CenterPoint Energy Resources Corp 4.4% 7/1/2032	80,000	79,485
CenterPoint Energy Resources Corp 5.4% 3/1/2033	11,000	11,444
CenterPoint Energy Resources Corp 5.4% 7/1/2034	160,000	166,189
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	300,000	317,687
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	300,000	315,541
ONE Gas Inc 2% 5/15/2030	260,000	238,908
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	220,000	200,086
Piedmont Natural Gas Co Inc 3.35% 6/1/2050	200,000	140,573
Southern California Gas Co 2.55% 2/1/2030	210,000	197,696
Southern California Gas Co 3.75% 9/15/2042	50,000	40,695
Southern California Gas Co 4.3% 1/15/2049	130,000	108,503
Southern California Gas Co 5.05% 9/1/2034	100,000	102,401
Southern California Gas Co 5.2% 6/1/2033	310,000	320,987
Southern Co Gas Capital Corp 3.15% 9/30/2051	250,000	165,100
Southern Co Gas Capital Corp 3.95% 10/1/2046	120,000	95,671
Southern Co Gas Capital Corp 4.05% 9/15/2028	200,000	200,128
Southern Co Gas Capital Corp 4.95% 9/15/2034	90,000	90,694
Southern Co Gas Capital Corp 5.75% 9/15/2033	100,000	106,538
Southwest Gas Corp 3.18% 8/15/2051	100,000	69,842
Southwest Gas Corp 5.45% 3/23/2028	165,000	169,491
		4,199,144
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 2.45% 1/15/2031	230,000	208,662
AES Corp/The 5.45% 6/1/2028	110,000	112,520
AES Corp/The 5.8% 3/15/2032	60,000	61,646
Constellation Energy Generation LLC 5.6% 6/15/2042	200,000	202,608
Constellation Energy Generation LLC 5.8% 3/1/2033	100,000	107,201
Constellation Energy Generation LLC 6.125% 1/15/2034	50,000	54,435
Constellation Energy Generation LLC 6.5% 10/1/2053	230,000	253,916
Southern Power Co 4.9% 10/1/2035	129,000	128,192
Southern Power Co 5.25% 7/15/2043	90,000	86,458
		1,215,638
Multi-Utilities - 0.3%
Ameren Corp 3.5% 1/15/2031	250,000	240,412
Ameren Corp 5.375% 3/15/2035	100,000	103,007
Ameren Illinois Co 4.5% 3/15/2049	210,000	182,138
Ameren Illinois Co 4.95% 6/1/2033	210,000	216,117
Ameren Illinois Co 5.55% 7/1/2054	160,000	161,310
Berkshire Hathaway Energy Co 1.65% 5/15/2031	160,000	139,660
Berkshire Hathaway Energy Co 2.85% 5/15/2051	350,000	221,347
Berkshire Hathaway Energy Co 3.25% 4/15/2028	450,000	442,948
Berkshire Hathaway Energy Co 4.45% 1/15/2049	100,000	84,524
Berkshire Hathaway Energy Co 4.5% 2/1/2045	180,000	158,372
Berkshire Hathaway Energy Co 4.6% 5/1/2053	100,000	85,723
Berkshire Hathaway Energy Co 5.15% 11/15/2043	75,000	72,907
Berkshire Hathaway Energy Co 5.95% 5/15/2037	120,000	130,304
Berkshire Hathaway Energy Co 6.125% 4/1/2036	110,000	120,161
CenterPoint Energy Inc 2.95% 3/1/2030	105,000	99,555
CenterPoint Energy Inc 6.85% 2/15/2055 (b)	150,000	160,303
CMS Energy Corp 4.75% 6/1/2050 (b)	100,000	97,783
CMS Energy Corp 6.5% 6/1/2055 (b)	150,000	155,268
Consumers Energy Co 2.65% 8/15/2052	115,000	73,548
Consumers Energy Co 3.1% 8/15/2050	200,000	137,313
Consumers Energy Co 4.35% 4/15/2049	210,000	179,514
Consumers Energy Co 4.625% 5/15/2033	160,000	161,436
Dominion Energy Inc 3.375% 4/1/2030	820,000	791,853
Dominion Energy Inc 4.85% 8/15/2052	380,000	332,553
Dominion Energy Inc 5.25% 8/1/2033	230,000	237,317
Dominion Energy Inc 6% 2/15/2056 (b)	230,000	232,710
Dominion Energy Inc 6.2% 2/15/2056 (b)	60,000	60,594
Dominion Energy Inc 6.625% 5/15/2055 (b)	220,000	227,681
Dominion Energy Inc 7% 6/1/2054 (b)	100,000	108,837
DTE Energy Co 2.85% 10/1/2026	200,000	198,005
DTE Energy Co 3.8% 3/15/2027	90,000	89,238
DTE Energy Co 5.05% 10/1/2035	70,000	70,224
DTE Energy Co 5.2% 4/1/2030	180,000	186,150
DTE Energy Co 5.85% 6/1/2034	150,000	160,590
NiSource Inc 1.7% 2/15/2031	510,000	446,604
NiSource Inc 3.49% 5/15/2027	442,000	438,724
NiSource Inc 3.6% 5/1/2030	90,000	87,535
NiSource Inc 4.375% 5/15/2047	60,000	50,657
NiSource Inc 5% 6/15/2052	70,000	63,301
NiSource Inc 5.85% 4/1/2055	250,000	253,824
NiSource Inc 5.95% 6/15/2041	110,000	115,338
NiSource Inc 6.95% 11/30/2054 (b)	130,000	135,438
Public Service Enterprise Group Inc 1.6% 8/15/2030	100,000	88,546
Public Service Enterprise Group Inc 5.2% 4/1/2029	230,000	237,071
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	103,333
Public Service Enterprise Group Inc 6.125% 10/15/2033	50,000	54,211
Puget Energy Inc 4.1% 6/15/2030	253,000	247,769
Puget Energy Inc 5.725% 3/15/2035	50,000	51,579
San Diego Gas & Electric Co 2.95% 8/15/2051	220,000	142,758
San Diego Gas & Electric Co 4.1% 6/15/2049	130,000	104,602
San Diego Gas & Electric Co 4.15% 5/15/2048	220,000	179,091
San Diego Gas & Electric Co 5.35% 4/1/2053	170,000	163,489
Sempra 3.4% 2/1/2028	50,000	49,256
Sempra 3.7% 4/1/2029	170,000	167,392
Sempra 3.8% 2/1/2038	270,000	233,657
Sempra 4% 2/1/2048	136,000	105,250
Sempra 4.125% 4/1/2052 (b)	100,000	97,398
Sempra 6.4% 10/1/2054 (b)	100,000	101,800
Sempra 6.875% 10/1/2054 (b)	250,000	256,270
WEC Energy Group Inc 4.75% 1/15/2028	200,000	202,969
		10,297,264
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	220,000	199,104
American Water Capital Corp 2.95% 9/1/2027	430,000	423,033
American Water Capital Corp 3.45% 5/1/2050	130,000	94,343
American Water Capital Corp 3.75% 9/1/2047	413,000	322,556
American Water Capital Corp 4.3% 12/1/2042	100,000	87,911
American Water Capital Corp 4.3% 9/1/2045	100,000	87,124
American Water Capital Corp 5.15% 3/1/2034	100,000	103,607
		1,317,678
TOTAL UTILITIES		75,756,981

TOTAL UNITED STATES		757,329,835
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $933,607,571)		910,218,452

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (b)(g) (Cost $218,926)	210,000	226,616

U.S. Government Agency - Mortgage Securities - 25.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.5%
Fannie Mae 2% 2/1/2038	658,168	609,195
Fannie Mae 2% 2/1/2052	395,763	329,211
Fannie Mae 2% 3/1/2038	222,179	205,509
Fannie Mae 2% 4/1/2052	468,433	388,343
Fannie Mae 2.5% 11/1/2032	117,335	112,918
Fannie Mae 3% 3/1/2050	19,808	17,930
Fannie Mae 5.5% 1/1/2055	1,360,363	1,392,931
Fannie Mae 5.5% 4/1/2053	727,506	739,353
Fannie Mae 6% 12/1/2054	416,590	426,467
Fannie Mae 6% 7/1/2054	27,442	28,107
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	520,329	469,374
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	372,899	289,632
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,610,204	2,357,855
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,744,712	2,131,833
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,006,889	782,056
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	652,305	589,242
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	305,541	276,002
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	131,166	102,205
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	178,704	138,801
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	125,131	97,190
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	351,835	317,820
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	158,884	144,218
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	554,768	470,364
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	2,042,940	1,586,762
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	260,585	202,397
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,255,498	1,138,042
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	167,773	130,310
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	453,189	351,994
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	274,387	247,517
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	932,783	724,498
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	667,435	518,400
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	74,453	67,162
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	30,254	23,499
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	290,891	270,519
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	62,809	58,528
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,146,629	1,061,310
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	2,043,042	1,678,411
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,493,666	1,216,816
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	252,733	207,469
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	107,919	88,591
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	95,979	78,579
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	33,431	27,371
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	81,972	76,385
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	672,517	552,490
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	516,733	424,509
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,863,859	4,808,146
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	152,262	124,849
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	174,394	166,514
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	2,565,357	2,375,274
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,834,584	7,244,030
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,930,885	3,223,179
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	863,806	704,240
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	445,283	365,116
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,570,292	1,463,263
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	136,219	126,083
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,619,143	7,075,458
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	429,131	353,481
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	53,626	44,022
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,443,538	1,992,156
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,515,792	1,254,261
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,139,278	946,271
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,053,954	873,754
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	2,267,942	2,097,770
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,815,136	3,131,846
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	895,975	738,026
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	323,320	264,586
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	73,779	60,565
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	597,526	486,775
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	379,679	312,747
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	77,350	63,328
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	934,511	864,391
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	111,433	103,351
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	25,367	23,591
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2050	143,763	118,374
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,088,729	893,057
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	797,376	656,809
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	28,450	23,177
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	409,547	340,932
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	2,927,624	2,707,954
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	18,574	17,174
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,871,056	7,276,708
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	6,130,607	4,994,301
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	212,219	172,884
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	24,531	19,984
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,658,756	3,821,462
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	79,192	64,514
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	122,320	113,448
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	517,351	478,532
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	5,224,770	4,256,360
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,999,999	4,073,250
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	10,265,505	8,417,333
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	9,071	8,943
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	635,302	588,030
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	25,830	23,884
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,182,557	972,609
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	349,157	287,169
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	206,289	169,665
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	111,412	92,016
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,249,354	1,850,010
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	338,010	277,683
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	55,600	45,642
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	687,456	635,658
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	839,524	776,532
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	782,923	724,178
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	1,888,721	1,666,072
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	594,309	488,797
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	564,839	464,559
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	70,551	58,026
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	402,374	327,794
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	13,174	12,276
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	170,355	157,785
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,389,171	1,144,278
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	618,471	508,089
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	298,258	245,306
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	16,656	13,683
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	15,396	14,837
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	677,417	582,888
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	225,178	191,927
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	9,215,410	7,848,819
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	921,218	784,606
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	338,483	293,788
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	293,648	253,405
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	268,704	233,223
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	183,423	159,203
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	117,227	111,844
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	406,008	383,937
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,231,640	1,907,997
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,992,045	1,707,219
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	407,450	350,593
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	92,816	89,854
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	44,706	43,261
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	126,711	122,158
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	16,198	15,638
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	68,550	65,402
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2037	939,425	888,357
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	238,487	204,388
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	21,437	18,258
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	23,778	22,898
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	17,380	16,768
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	285,930	272,799
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	68,440	65,297
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	2,404,759	2,069,189
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	1,513,842	1,302,594
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	358,673	311,649
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,438,766	1,242,041
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,241,239	1,072,686
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	901,555	767,860
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	824,525	706,633
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	472,363	402,314
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	224,242	192,881
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	146,399	124,689
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	59,315	58,374
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	15,730	15,153
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	74,302	65,048
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	221,553	188,698
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	193,344	167,693
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	64,889	55,267
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	19,506	16,693
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	972,915	920,026
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	255,077	241,211
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	512,898	441,006
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	271,214	233,198
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,802,173	2,391,801
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	475,000	404,560
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	75,837	74,305
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	24,581	23,663
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	17,965	17,255
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	152,478	144,666
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	210,183	201,056
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	78,227	74,072
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,594,800	1,371,258
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	851,250	725,014
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	63,737	54,524
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	1,149,459	1,086,974
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	211,760	201,241
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	5,998	5,255
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	32,212	27,475
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,458,687	3,847,650
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,621,582	2,254,117
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,256,796	1,922,126
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	43,473	37,203
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	89,303	86,007
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	283,787	270,133
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	1,245,400	1,182,369
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,723,314	1,481,758
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	73,658	62,781
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	700,757	599,466
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	442,383	376,780
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	5,707	5,448
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	93,918	89,400
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	318,090	300,798
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2038	214,390	202,669
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	493,331	428,806
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	112,782	97,185
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	1,095,902	939,551
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	3,913,210	3,332,904
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	1,000,000	851,706
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	305,231	259,967
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	49,363	47,842
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	16,618	16,004
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	341,501	325,071
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	168,895	160,769
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	31,855	27,499
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,599,015	1,377,881
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	1,507,874	1,363,835
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,119,783	964,924
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	846,447	721,717
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	237,060	202,869
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	45,762	45,423
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	145,779	142,024
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	135,309	127,057
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	204,532	189,223
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	386,492	350,841
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,304	7,562
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	608,813	548,279
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	111,231	100,171
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	213,975	191,830
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	11,606	11,400
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	3,080	3,008
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	71,176	69,386
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	44,004	40,678
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	501,093	463,462
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	156,402	141,975
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	189,085	170,284
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	114,937	104,191
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	88,786	80,402
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	21,768	19,604
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	3,199,681	2,843,543
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	88,928	86,817
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	3,793	3,710
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	10,472	10,230
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	87,653	81,078
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	364,728	331,084
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	307,436	284,467
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	91,474	84,713
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	23,004	20,882
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	22,245	20,193
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	67,474	61,229
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	86,545	77,940
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	23,277	23,104
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	166,033	161,756
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,422	25,348
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	50,904	46,208
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	287,910	259,283
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	81,556	74,008
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	895,458	800,826
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	7,419	7,238
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	1,211,566	1,182,245
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	81,834	79,943
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	29,570	28,743
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	506,686	468,457
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	483,805	447,002
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	72,227	66,775
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	36,091	32,751
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	573,426	516,410
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	3,952,514	3,552,108
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,205,946	1,071,719
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	804,681	718,889
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	74,757	72,934
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	5,123	4,979
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,419	5,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	600,410	543,526
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	307,865	277,254
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	235,268	211,456
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	212,024	191,937
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	140,933	127,581
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	23,168	20,973
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	901,525	801,181
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	745,885	662,865
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	574,929	510,937
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	225,619	201,564
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	80,506	71,545
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	21,881	19,445
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	109,636	107,203
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	62,248	60,716
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	5,715	5,578
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	20,022	19,463
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	158,991	147,013
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	2,069,579	1,915,586
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	193,823	175,944
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	140,352	129,529
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	687,324	635,915
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	640,902	593,837
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	960,040	864,584
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	60,020	54,333
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	521,834	463,752
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	514,447	458,794
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	467,950	417,328
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	100,065	98,463
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	70,778	69,004
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	2,143,018	2,048,475
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	227,266	210,227
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	544,336	490,213
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	379,418	341,811
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,737,968	2,433,221
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,220,665	1,993,620
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	495,523	440,369
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	462,462	411,663
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	145,079	129,339
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	12,316	12,005
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	11,890	11,600
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	77,142	74,914
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	75,704	73,683
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	27,122	24,697
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	587,043	521,703
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,185,719	1,053,743
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	238,746	212,173
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	219,395	196,004
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	233,192	227,331
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	304,446	281,244
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,586,562	2,347,973
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	664,540	597,220
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	74,990	73,259
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	169,926	157,052
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,567,763	1,433,437
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,223	3,846
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	340,105	307,245
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	330,678	297,799
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,216	9,048
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	225,586	208,642
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	299,379	276,897
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	73,873	67,266
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	89,279	81,043
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	222,089	200,007
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	93,564	84,816
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	607,818	540,166
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2026	353	352
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	24,989	24,587
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	20,415	20,086
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	463,854	452,758
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	434,860	414,729
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	17,957	16,938
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	18,803	17,683
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,740	11,041
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	75,325	70,721
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	49,679	46,643
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	159,609	148,657
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	496,147	482,573
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	206,426	194,132
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	102,146	96,222
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	165,514	156,226
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	622,844	586,919
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	14,106	13,253
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	12,717	11,940
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	68,608	64,372
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2053	3,225,348	2,984,880
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2025	41	41
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	16,983	16,710
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	92,886	87,354
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	847,107	795,863
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	57,405	53,897
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	83,156	81,920
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	155,509	146,004
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	26,198	26,013
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	23,090	22,790
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	3,228	3,174
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	618,603	589,260
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	247,811	236,184
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	47,940	44,830
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	4,394	4,109
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	13,152	13,078
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	8,657	8,529
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	99,983	94,466
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	472,826	437,574
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	26,543	26,369
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	77,652	76,668
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	2,639	2,606
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	109,281	107,725
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2045	91,143	85,980
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	733,116	680,749
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	422,798	392,333
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	450,053	434,192
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	45,293	42,666
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	20,613	19,379
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	19,273	18,119
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	94,256	88,878
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,111,024	1,030,968
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	516,855	481,067
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	360,536	335,571
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	82,320	76,492
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	14,566	14,409
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	8,587	8,494
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	344,874	341,442
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,057,767	1,007,556
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	77,450	73,852
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	575,807	544,573
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	159,191	149,114
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	33,811	31,671
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	170,227	157,961
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	33,235	32,954
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	21,884	21,600
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	29,413	28,940
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	14,336	14,123
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	299,975	285,905
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	50,468	47,645
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	28,137	26,399
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	418,575	392,076
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	292,910	275,374
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	846,522	786,584
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	530,299	491,591
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	3,523	3,505
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	40,622	40,095
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	12,683	12,518
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	2,002,405	1,905,568
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	626,818	588,900
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	19,447	18,247
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	42,929	40,171
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	2,004,642	1,875,857
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	310,983	289,547
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	500,661	464,116
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,072	4,991
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	56,221	55,208
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	375,162	363,403
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	11,011	10,844
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	8,077	7,959
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,933	4,863
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	31,671	31,012
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	64,565	63,066
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	133,421	129,240
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	71,333	68,985
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	180,246	173,977
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,551,815	1,479,413
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	568,343	542,537
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	225,562	216,025
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2054	986,140	939,822
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	11,083	11,135
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	231,831	228,196
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	65,199	64,004
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	38,872	38,018
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	2,817	2,722
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	321,169	310,600
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	46,455	45,723
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	63,442	62,408
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	33,065	32,336
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	186,249	180,004
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	38,673	37,376
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	7,309	7,050
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	345,923	331,297
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	293,565	291,104
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	97,965	96,681
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	11,614	11,440
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	55,156	54,247
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	30,171	29,496
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	158,162	155,756
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	8,730	8,539
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	29,465	28,523
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	153,798	149,073
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	4,959	4,781
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2055	250,000	238,258
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	52,463	51,367
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	61,584	60,491
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	593,182	573,662
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	83,309	80,515
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	514,332	497,086
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	740,877	706,079
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2055	341,762	325,710
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2026	2,054	2,048
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	22,066	22,056
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,373,349	2,320,394
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	91,089	88,177
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	286,011	273,650
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2055	249,578	237,856
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	32,647	32,690
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	8,726	8,594
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	60,766	59,412
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	6,526	6,381
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	125,257	121,566
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	157,701	152,314
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	13,923	13,447
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	107,229	103,131
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,495,056	1,434,647
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	423,408	404,050
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	43,814	41,811
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,247,846	2,149,293
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	37,462	36,884
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,322	5,202
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	61,834	59,934
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	45,962	44,450
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	18,408	17,802
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	177,825	171,362
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2055	1,545,720	1,473,120
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	58,432	57,112
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	7,292	7,127
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	25,478	24,640
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	5,112	4,944
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	299,294	289,726
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	29,171	28,211
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	544,827	522,813
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2038	250,297	247,339
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	13,558	13,375
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	62,073	60,671
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	13,465	13,022
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	14,060	13,571
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2055	98,580	93,950
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	70,027	68,444
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	231,832	225,580
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	142,579	138,021
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	17,570	16,992
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	152,497	147,289
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	29,190	29,116
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	90,253	89,799
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	469,895	460,741
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	448,402	439,422
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	45,689	46,017
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,686	8,651
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	19,972	19,853
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	407,382	401,133
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	295,812	290,959
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	587,580	575,628
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2055	152,418	149,270
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	412,901	413,608
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	14,580	14,507
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	115,168	114,337
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	93,314	92,465
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,787,215	1,759,797
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	647,582	636,230
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	57,900	57,609
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	44,286	44,063
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,822	25,692
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	24,599	24,475
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	191,092	189,593
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,044,028	1,022,791
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	188,915	185,604
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2055	575,000	563,124
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	123,637	124,224
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	163,746	163,127
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	11,919	11,848
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,078,297	1,064,787
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	12,038	12,004
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	136,981	136,164
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	19,825	19,706
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	191,607	191,696
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	155,335	154,748
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	245,795	242,024
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	735,606	721,506
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2055	224,978	220,331
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2055	200,001	195,870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2055	198,846	195,050
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	24,271	24,179
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	44,252	43,518
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	41,741	41,570
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	17,295	17,176
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	622,234	622,522
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	68,665	69,152
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	371,185	369,666
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	106,217	105,882
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	79,263	78,938
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	54,074	53,870
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	35,962	35,815
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	19,601	19,456
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,598	10,485
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	52,183	51,823
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	203,366	200,310
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	87,274	86,917
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,266,759	1,245,347
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	395,688	388,999
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2055	370,349	362,700
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	26,092	26,264
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	302,864	298,217
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	366,707	360,050
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	41,268	42,032
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	615,777	632,245
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	12,980	13,212
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	71,109	72,380
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	500,450	503,141
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	139,183	139,453
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	610,789	610,447
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	57,541	58,949
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	16,922	17,193
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	1,089,253	1,095,110
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	439,373	440,500
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	266,827	267,344
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	384,656	391,773
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	21,330	21,724
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	61,546	62,647
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	54,420	55,427
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	652,009	655,107
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,557,142	1,559,067
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,182,168	1,183,353
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	541,849	542,189
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	452,012	453,142
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	67,140	68,382
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	374,231	374,185
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	149,497	152,263
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	18,037	18,371
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	57,768	57,970
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	728,368	736,848
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	341,086	342,174
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	45,894	46,714
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	1,009,048	1,011,951
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	620,974	623,148
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,795,097	1,795,773
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	464,068	463,373
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	482,866	484,708
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	229,236	229,823
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	358,719	362,896
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	10,656	10,867
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	23,255	23,314
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	324,565	324,586
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	84,445	86,113
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	6,735	6,860
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	1,285,417	1,299,157
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	767,555	773,361
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	498,780	499,903
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	369,142	368,589
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	4,927	5,025
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	104,514	106,447
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2055	271,401	270,995
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	56,522	58,829
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,455	19,126
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	699,643	713,770
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	674,838	690,361
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,756,427	1,803,417
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	134,767	137,488
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	435,306	441,782
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	199,513	202,856
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	16,385	17,074
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	225,529	230,083
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	69,782	70,885
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	970,961	986,318
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	539,540	549,727
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	15,100	15,688
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	823,944	839,808
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	660,897	673,622
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	692,555	703,941
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	488,532	495,800
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	2,586,056	2,647,160
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	815,244	827,373
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	350,525	355,412
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,251,490	1,267,764
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	18,510	19,231
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	1,724,991	1,749,039
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	862,711	876,895
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	11,293	11,705
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,319,399	2,349,560
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,427,043	1,445,599
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	803,007	824,239
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	413,272	419,808
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	254,225	257,817
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	58,020	58,839
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	539,718	552,977
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	958,102	970,561
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,129,167	1,147,026
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	61,633	62,607
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	38,561	39,063
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	70,528	73,451
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	408,000	413,305
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	27,617	27,976
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	460,937	472,662
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	999,900	1,024,471
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	28,872	29,625
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	224,804	230,740
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	804,110	825,216
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	39,688	40,826
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	110,266	113,044
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,202,079	1,236,919
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	844,877	865,008
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	822,887	842,493
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	764,072	790,635
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	188,697	193,266
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	845,838	867,907
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	592,797	615,674
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,128,637	1,155,176
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	1,705,407	1,745,509
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	986,350	1,009,697
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	351,188	359,825
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	470,923	482,916
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,389,568	1,445,040
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	116,111	118,860
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	82,611	84,616
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	719,206	745,929
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,455,388	1,494,045
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	999,900	1,024,427
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	27,997	28,682
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,946,130	1,992,652
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,712,892	1,769,496
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,369,149	1,426,052
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	361,800	370,392
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	141,407	144,854
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	43,323	44,889
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	623,608	646,243
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,100,277	1,140,129
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	137,204	142,173
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2043	332,856	345,848
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	487,184	508,301
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	558,077	577,680
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2029	3,943	4,084
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	633,991	656,162
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	228,429	237,255
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	257,904	266,902
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	774,923	801,962
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	38,454	40,006
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	246,538	255,198
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	684,728	708,941
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	561,805	584,445
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	4,548,208	4,717,564
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	537,905	557,934
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	33,058	34,220
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	2,553,928	2,678,471
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	151,032	159,150
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	149,851	158,786
Freddie Mac Gold Pool 1.5% 1/1/2037	34,322	30,961
Freddie Mac Gold Pool 1.5% 10/1/2036	594,170	536,726
Freddie Mac Gold Pool 1.5% 10/1/2041	482,135	409,340
Freddie Mac Gold Pool 1.5% 10/1/2051	684,455	531,620
Freddie Mac Gold Pool 1.5% 10/1/2051	560,063	435,004
Freddie Mac Gold Pool 1.5% 11/1/2036	1,259,971	1,138,159
Freddie Mac Gold Pool 1.5% 11/1/2037	471,965	425,746
Freddie Mac Gold Pool 1.5% 11/1/2040	620,662	532,036
Freddie Mac Gold Pool 1.5% 11/1/2051	99,331	77,151
Freddie Mac Gold Pool 1.5% 2/1/2037	133,510	120,435
Freddie Mac Gold Pool 1.5% 2/1/2042	429,194	366,277
Freddie Mac Gold Pool 1.5% 2/1/2051	259,920	201,881
Freddie Mac Gold Pool 1.5% 2/1/2052	262,157	203,619
Freddie Mac Gold Pool 1.5% 3/1/2037	651,988	588,140
Freddie Mac Gold Pool 1.5% 3/1/2052	464,818	361,027
Freddie Mac Gold Pool 1.5% 6/1/2051	418,265	324,869
Freddie Mac Gold Pool 1.5% 7/1/2036	2,333,953	2,113,417
Freddie Mac Gold Pool 1.5% 7/1/2041	1,246,851	1,061,555
Freddie Mac Gold Pool 1.5% 7/1/2051	839,355	651,932
Freddie Mac Gold Pool 1.5% 9/1/2051	507,917	394,502
Freddie Mac Gold Pool 2% 1/1/2036	17,215	16,009
Freddie Mac Gold Pool 2% 1/1/2037	163,000	151,126
Freddie Mac Gold Pool 2% 1/1/2051	3,057,975	2,510,292
Freddie Mac Gold Pool 2% 1/1/2051	797,016	656,512
Freddie Mac Gold Pool 2% 1/1/2051	64,475	52,928
Freddie Mac Gold Pool 2% 1/1/2052	3,417,450	2,797,910
Freddie Mac Gold Pool 2% 1/1/2052	1,931,207	1,605,847
Freddie Mac Gold Pool 2% 1/1/2052	720,728	587,141
Freddie Mac Gold Pool 2% 1/1/2052	649,974	529,502
Freddie Mac Gold Pool 2% 1/1/2052	324,999	264,964
Freddie Mac Gold Pool 2% 1/1/2052	183,986	152,989
Freddie Mac Gold Pool 2% 11/1/2030	28,312	27,291
Freddie Mac Gold Pool 2% 11/1/2035	272,083	253,538
Freddie Mac Gold Pool 2% 11/1/2035	224,740	209,422
Freddie Mac Gold Pool 2% 11/1/2036	260,606	241,622
Freddie Mac Gold Pool 2% 11/1/2050	1,917,406	1,575,197
Freddie Mac Gold Pool 2% 11/1/2050	1,006,070	819,595
Freddie Mac Gold Pool 2% 11/1/2050	492,258	409,325
Freddie Mac Gold Pool 2% 11/1/2050	185,694	154,583
Freddie Mac Gold Pool 2% 11/1/2050	133,039	109,877
Freddie Mac Gold Pool 2% 11/1/2051	2,957,773	2,425,264
Freddie Mac Gold Pool 2% 11/1/2051	1,671,654	1,376,962
Freddie Mac Gold Pool 2% 11/1/2051	1,485,961	1,224,005
Freddie Mac Gold Pool 2% 12/1/2035	473,606	441,326
Freddie Mac Gold Pool 2% 12/1/2050	1,349,703	1,099,536
Freddie Mac Gold Pool 2% 12/1/2051	594,669	493,925
Freddie Mac Gold Pool 2% 12/1/2051	347,764	288,305
Freddie Mac Gold Pool 2% 2/1/2036	896,203	835,119
Freddie Mac Gold Pool 2% 2/1/2036	743,313	691,256
Freddie Mac Gold Pool 2% 2/1/2051	148,552	121,018
Freddie Mac Gold Pool 2% 2/1/2051	139,133	113,345
Freddie Mac Gold Pool 2% 3/1/2028	115,947	113,715
Freddie Mac Gold Pool 2% 3/1/2037	2,748,362	2,541,713
Freddie Mac Gold Pool 2% 3/1/2051	4,532,766	3,720,949
Freddie Mac Gold Pool 2% 3/1/2051	3,453,181	2,840,113
Freddie Mac Gold Pool 2% 3/1/2051	66,541	55,268
Freddie Mac Gold Pool 2% 3/1/2051	52,477	43,652
Freddie Mac Gold Pool 2% 3/1/2052	795,406	658,666
Freddie Mac Gold Pool 2% 3/1/2052	247,672	204,011
Freddie Mac Gold Pool 2% 3/1/2052	40,626	33,261
Freddie Mac Gold Pool 2% 4/1/2036	1,392,955	1,291,918
Freddie Mac Gold Pool 2% 4/1/2037	916,416	847,654
Freddie Mac Gold Pool 2% 4/1/2042	2,433,851	2,147,750
Freddie Mac Gold Pool 2% 4/1/2051	716,837	583,972
Freddie Mac Gold Pool 2% 4/1/2052	565,057	465,444
Freddie Mac Gold Pool 2% 4/1/2052	302,510	250,127
Freddie Mac Gold Pool 2% 5/1/2051	4,322,194	3,545,388
Freddie Mac Gold Pool 2% 5/1/2051	73,760	60,088
Freddie Mac Gold Pool 2% 5/1/2051	59,723	49,717
Freddie Mac Gold Pool 2% 5/1/2052	2,472,109	2,049,440
Freddie Mac Gold Pool 2% 6/1/2051	1,629,598	1,348,941
Freddie Mac Gold Pool 2% 6/1/2051	445,709	363,097
Freddie Mac Gold Pool 2% 7/1/2051	1,615,209	1,334,506
Freddie Mac Gold Pool 2% 7/1/2051	578,509	482,853
Freddie Mac Gold Pool 2% 8/1/2037	128,975	119,298
Freddie Mac Gold Pool 2% 8/1/2037	128,338	118,708
Freddie Mac Gold Pool 2% 8/1/2051	582,572	477,869
Freddie Mac Gold Pool 2% 8/1/2051	99,470	81,717
Freddie Mac Gold Pool 2% 9/1/2035	881,398	821,323
Freddie Mac Gold Pool 2% 9/1/2041	4,276,055	3,755,562
Freddie Mac Gold Pool 2% 9/1/2050	1,665,583	1,369,880
Freddie Mac Gold Pool 2% 9/1/2050	42,455	34,918
Freddie Mac Gold Pool 2% 9/1/2051	1,524,939	1,250,393
Freddie Mac Gold Pool 2.5% 1/1/2035	218,803	208,755
Freddie Mac Gold Pool 2.5% 1/1/2050	158,125	135,911
Freddie Mac Gold Pool 2.5% 1/1/2052	973,915	829,489
Freddie Mac Gold Pool 2.5% 10/1/2034	61,086	58,318
Freddie Mac Gold Pool 2.5% 10/1/2049	84,639	73,067
Freddie Mac Gold Pool 2.5% 10/1/2050	1,012,320	880,548
Freddie Mac Gold Pool 2.5% 10/1/2050	967,184	832,219
Freddie Mac Gold Pool 2.5% 10/1/2051	3,190,549	2,734,359
Freddie Mac Gold Pool 2.5% 10/1/2051	834,171	710,468
Freddie Mac Gold Pool 2.5% 10/1/2051	25,202	21,464
Freddie Mac Gold Pool 2.5% 11/1/2037	68,984	65,234
Freddie Mac Gold Pool 2.5% 11/1/2049	25,149	21,710
Freddie Mac Gold Pool 2.5% 11/1/2050	873,430	744,451
Freddie Mac Gold Pool 2.5% 11/1/2050	511,687	444,762
Freddie Mac Gold Pool 2.5% 11/1/2050	495,219	422,091
Freddie Mac Gold Pool 2.5% 11/1/2051	1,515,104	1,298,472
Freddie Mac Gold Pool 2.5% 11/1/2051	687,226	585,315
Freddie Mac Gold Pool 2.5% 11/1/2051	621,304	539,652
Freddie Mac Gold Pool 2.5% 12/1/2034	48,092	45,884
Freddie Mac Gold Pool 2.5% 12/1/2049	154,550	133,418
Freddie Mac Gold Pool 2.5% 12/1/2051	1,250,961	1,079,915
Freddie Mac Gold Pool 2.5% 12/1/2051	391,384	333,344
Freddie Mac Gold Pool 2.5% 12/1/2051	344,478	298,991
Freddie Mac Gold Pool 2.5% 2/1/2030	39,226	38,332
Freddie Mac Gold Pool 2.5% 2/1/2033	27,281	26,161
Freddie Mac Gold Pool 2.5% 2/1/2036	37,322	35,515
Freddie Mac Gold Pool 2.5% 2/1/2050	46,444	40,094
Freddie Mac Gold Pool 2.5% 2/1/2052	3,624,638	3,101,850
Freddie Mac Gold Pool 2.5% 2/1/2052	745,966	635,344
Freddie Mac Gold Pool 2.5% 2/1/2052	674,732	574,673
Freddie Mac Gold Pool 2.5% 3/1/2033	16,653	16,053
Freddie Mac Gold Pool 2.5% 3/1/2035	194,131	185,034
Freddie Mac Gold Pool 2.5% 3/1/2037	317,042	300,996
Freddie Mac Gold Pool 2.5% 3/1/2050	144,240	124,428
Freddie Mac Gold Pool 2.5% 3/1/2052	2,398,218	2,052,319
Freddie Mac Gold Pool 2.5% 4/1/2033	136,268	131,262
Freddie Mac Gold Pool 2.5% 4/1/2042	783,692	706,122
Freddie Mac Gold Pool 2.5% 4/1/2052	3,697,574	3,168,889
Freddie Mac Gold Pool 2.5% 4/1/2052	966,761	827,021
Freddie Mac Gold Pool 2.5% 4/1/2052	759,510	649,727
Freddie Mac Gold Pool 2.5% 4/1/2052	684,500	594,116
Freddie Mac Gold Pool 2.5% 5/1/2035	258,141	245,802
Freddie Mac Gold Pool 2.5% 5/1/2051	1,705,954	1,466,832
Freddie Mac Gold Pool 2.5% 5/1/2051	648,470	563,654
Freddie Mac Gold Pool 2.5% 6/1/2031	3,551	3,446
Freddie Mac Gold Pool 2.5% 7/1/2031	6,048	5,870
Freddie Mac Gold Pool 2.5% 7/1/2035	67,502	64,254
Freddie Mac Gold Pool 2.5% 7/1/2051	1,565,289	1,341,971
Freddie Mac Gold Pool 2.5% 7/1/2051	578,673	496,114
Freddie Mac Gold Pool 2.5% 7/1/2052	1,635,156	1,392,672
Freddie Mac Gold Pool 2.5% 7/1/2052	874,999	745,488
Freddie Mac Gold Pool 2.5% 8/1/2031	10,198	9,894
Freddie Mac Gold Pool 2.5% 8/1/2032	22,096	21,333
Freddie Mac Gold Pool 2.5% 8/1/2035	226,461	215,565
Freddie Mac Gold Pool 2.5% 8/1/2050	498,023	429,150
Freddie Mac Gold Pool 2.5% 8/1/2050	258,499	222,751
Freddie Mac Gold Pool 2.5% 8/1/2051	6,236,426	5,346,680
Freddie Mac Gold Pool 2.5% 9/1/2034	3,620	3,456
Freddie Mac Gold Pool 2.5% 9/1/2035	227,944	216,978
Freddie Mac Gold Pool 2.5% 9/1/2050	953,677	821,789
Freddie Mac Gold Pool 2.5% 9/1/2051	2,510,178	2,152,053
Freddie Mac Gold Pool 2.5% 9/1/2051	1,199,244	1,028,149
Freddie Mac Gold Pool 3% 1/1/2033	4,789	4,673
Freddie Mac Gold Pool 3% 1/1/2052	747,903	670,501
Freddie Mac Gold Pool 3% 1/1/2053	584,257	519,410
Freddie Mac Gold Pool 3% 10/1/2043	491,303	455,865
Freddie Mac Gold Pool 3% 10/1/2049	464,801	418,586
Freddie Mac Gold Pool 3% 10/1/2050	815,566	732,436
Freddie Mac Gold Pool 3% 10/1/2050	704,539	634,707
Freddie Mac Gold Pool 3% 11/1/2030	23,146	22,849
Freddie Mac Gold Pool 3% 11/1/2034	41,961	40,841
Freddie Mac Gold Pool 3% 12/1/2034	26,179	25,480
Freddie Mac Gold Pool 3% 12/1/2051	596,978	530,531
Freddie Mac Gold Pool 3% 2/1/2029	26,503	26,147
Freddie Mac Gold Pool 3% 2/1/2033	4,638	4,525
Freddie Mac Gold Pool 3% 2/1/2035	97,878	95,142
Freddie Mac Gold Pool 3% 3/1/2033	7,202	7,026
Freddie Mac Gold Pool 3% 3/1/2035	30,257	29,412
Freddie Mac Gold Pool 3% 3/1/2045	57,508	52,808
Freddie Mac Gold Pool 3% 3/1/2047	24,913	22,898
Freddie Mac Gold Pool 3% 4/1/2033	15,675	15,289
Freddie Mac Gold Pool 3% 4/1/2035	15,280	14,853
Freddie Mac Gold Pool 3% 4/1/2045	77,946	71,528
Freddie Mac Gold Pool 3% 4/1/2050	80,376	72,761
Freddie Mac Gold Pool 3% 4/1/2052	882,887	787,377
Freddie Mac Gold Pool 3% 5/1/2029	39,615	39,179
Freddie Mac Gold Pool 3% 5/1/2049	3,137	2,833
Freddie Mac Gold Pool 3% 5/1/2052	842,277	751,160
Freddie Mac Gold Pool 3% 6/1/2051	464,617	416,533
Freddie Mac Gold Pool 3% 7/1/2032	25,834	25,344
Freddie Mac Gold Pool 3% 7/1/2038	1,566,183	1,508,705
Freddie Mac Gold Pool 3% 7/1/2045	24,556	22,509
Freddie Mac Gold Pool 3% 7/1/2047	146,192	132,862
Freddie Mac Gold Pool 3% 7/1/2049	326,603	295,048
Freddie Mac Gold Pool 3% 7/1/2052	427,588	379,995
Freddie Mac Gold Pool 3% 7/1/2052	23,475	20,862
Freddie Mac Gold Pool 3% 8/1/2033	115,346	112,400
Freddie Mac Gold Pool 3% 8/1/2049	78,408	70,833
Freddie Mac Gold Pool 3% 8/1/2050	59,127	53,267
Freddie Mac Gold Pool 3% 8/1/2052	6,379,165	5,760,837
Freddie Mac Gold Pool 3% 8/1/2052	262,956	233,688
Freddie Mac Gold Pool 3% 9/1/2034	27,421	26,732
Freddie Mac Gold Pool 3.5% 1/1/2050	199,259	186,458
Freddie Mac Gold Pool 3.5% 1/1/2052	121,466	113,093
Freddie Mac Gold Pool 3.5% 10/1/2037	189,051	184,529
Freddie Mac Gold Pool 3.5% 10/1/2043	306,133	291,823
Freddie Mac Gold Pool 3.5% 10/1/2047	116,453	109,408
Freddie Mac Gold Pool 3.5% 11/1/2045	43,873	41,493
Freddie Mac Gold Pool 3.5% 12/1/2025	321	319
Freddie Mac Gold Pool 3.5% 12/1/2033	16,827	16,587
Freddie Mac Gold Pool 3.5% 12/1/2049	416,592	389,828
Freddie Mac Gold Pool 3.5% 2/1/2043	39,887	38,044
Freddie Mac Gold Pool 3.5% 2/1/2048	131,294	123,414
Freddie Mac Gold Pool 3.5% 2/1/2048	6,541	6,148
Freddie Mac Gold Pool 3.5% 3/1/2048	176,348	165,763
Freddie Mac Gold Pool 3.5% 3/1/2048	173,808	163,375
Freddie Mac Gold Pool 3.5% 3/1/2048	55,809	52,633
Freddie Mac Gold Pool 3.5% 3/1/2049	47,931	44,956
Freddie Mac Gold Pool 3.5% 3/1/2050	954,378	900,224
Freddie Mac Gold Pool 3.5% 3/1/2055	899,288	832,803
Freddie Mac Gold Pool 3.5% 4/1/2033	12,423	12,266
Freddie Mac Gold Pool 3.5% 4/1/2052	73,782	68,743
Freddie Mac Gold Pool 3.5% 5/1/2048	97,700	91,836
Freddie Mac Gold Pool 3.5% 5/1/2052	1,129,844	1,048,433
Freddie Mac Gold Pool 3.5% 6/1/2034	16,783	16,534
Freddie Mac Gold Pool 3.5% 6/1/2042	187,634	179,224
Freddie Mac Gold Pool 3.5% 6/1/2049	496,994	465,842
Freddie Mac Gold Pool 3.5% 6/1/2052	283,212	262,805
Freddie Mac Gold Pool 3.5% 6/1/2052	247,395	230,419
Freddie Mac Gold Pool 3.5% 7/1/2033	10,695	10,556
Freddie Mac Gold Pool 3.5% 7/1/2046	520,889	493,774
Freddie Mac Gold Pool 3.5% 7/1/2049	178,114	166,839
Freddie Mac Gold Pool 3.5% 7/1/2052	2,293,185	2,122,216
Freddie Mac Gold Pool 3.5% 8/1/2037	108,005	105,725
Freddie Mac Gold Pool 3.5% 8/1/2043	200,534	190,984
Freddie Mac Gold Pool 3.5% 8/1/2046	223,598	210,876
Freddie Mac Gold Pool 3.5% 8/1/2048	130,222	122,325
Freddie Mac Gold Pool 3.5% 9/1/2033	32,842	32,416
Freddie Mac Gold Pool 3.5% 9/1/2042	55,963	53,367
Freddie Mac Gold Pool 3.5% 9/1/2049	51,470	48,212
Freddie Mac Gold Pool 3.5% 9/1/2052	72,595	67,183
Freddie Mac Gold Pool 4% 1/1/2039	183,463	181,669
Freddie Mac Gold Pool 4% 1/1/2041	60,409	59,590
Freddie Mac Gold Pool 4% 1/1/2041	29,784	29,380
Freddie Mac Gold Pool 4% 1/1/2044	37,281	36,507
Freddie Mac Gold Pool 4% 1/1/2047	411,634	402,462
Freddie Mac Gold Pool 4% 1/1/2055	366,523	349,308
Freddie Mac Gold Pool 4% 10/1/2037	250,777	248,675
Freddie Mac Gold Pool 4% 10/1/2042	13,313	13,082
Freddie Mac Gold Pool 4% 10/1/2045	3,510	3,431
Freddie Mac Gold Pool 4% 10/1/2048	38,306	37,046
Freddie Mac Gold Pool 4% 10/1/2049	65,591	63,310
Freddie Mac Gold Pool 4% 10/1/2052	259,409	248,522
Freddie Mac Gold Pool 4% 10/1/2055	99,406	94,737
Freddie Mac Gold Pool 4% 11/1/2036	69,000	68,371
Freddie Mac Gold Pool 4% 11/1/2037	61,419	60,904
Freddie Mac Gold Pool 4% 11/1/2041	489,651	482,283
Freddie Mac Gold Pool 4% 11/1/2048	190,559	184,383
Freddie Mac Gold Pool 4% 11/1/2052	299,167	286,425
Freddie Mac Gold Pool 4% 12/1/2040	32,113	31,678
Freddie Mac Gold Pool 4% 12/1/2048	207,603	200,642
Freddie Mac Gold Pool 4% 12/1/2048	86,370	83,528
Freddie Mac Gold Pool 4% 12/1/2052	701,831	672,157
Freddie Mac Gold Pool 4% 12/1/2055	399,960	381,174
Freddie Mac Gold Pool 4% 2/1/2041	39,513	38,987
Freddie Mac Gold Pool 4% 2/1/2041	10,647	10,493
Freddie Mac Gold Pool 4% 2/1/2043	54,438	53,377
Freddie Mac Gold Pool 4% 2/1/2048	3,364	3,261
Freddie Mac Gold Pool 4% 2/1/2055	1,600,903	1,525,711
Freddie Mac Gold Pool 4% 3/1/2053	345,708	330,875
Freddie Mac Gold Pool 4% 4/1/2042	24,042	23,705
Freddie Mac Gold Pool 4% 4/1/2048	835	810
Freddie Mac Gold Pool 4% 4/1/2049	775,895	753,273
Freddie Mac Gold Pool 4% 4/1/2049	604,585	583,935
Freddie Mac Gold Pool 4% 4/1/2055	550,558	524,699
Freddie Mac Gold Pool 4% 5/1/2039	76,568	75,747
Freddie Mac Gold Pool 4% 5/1/2045	25,372	24,923
Freddie Mac Gold Pool 4% 5/1/2048	30,763	29,814
Freddie Mac Gold Pool 4% 5/1/2049	275,795	266,375
Freddie Mac Gold Pool 4% 5/1/2052	841,453	807,716
Freddie Mac Gold Pool 4% 5/1/2052	189,624	181,962
Freddie Mac Gold Pool 4% 5/1/2055	419,406	399,708
Freddie Mac Gold Pool 4% 6/1/2034	17,095	17,182
Freddie Mac Gold Pool 4% 6/1/2046	143,202	140,588
Freddie Mac Gold Pool 4% 6/1/2047	2,080,257	2,005,167
Freddie Mac Gold Pool 4% 7/1/2042	10,725	10,577
Freddie Mac Gold Pool 4% 7/1/2045	50,699	49,964
Freddie Mac Gold Pool 4% 7/1/2048	100,364	97,174
Freddie Mac Gold Pool 4% 7/1/2049	105,688	102,078
Freddie Mac Gold Pool 4% 7/1/2052	22,964	22,036
Freddie Mac Gold Pool 4% 8/1/2048	13,151	12,718
Freddie Mac Gold Pool 4% 8/1/2049	70,707	68,292
Freddie Mac Gold Pool 4% 8/1/2055	499,998	476,514
Freddie Mac Gold Pool 4% 8/1/2055	249,999	238,257
Freddie Mac Gold Pool 4% 9/1/2040	9,857	9,725
Freddie Mac Gold Pool 4% 9/1/2045	168,247	164,486
Freddie Mac Gold Pool 4% 9/1/2048	236,093	228,324
Freddie Mac Gold Pool 4% 9/1/2048	6,517	6,303
Freddie Mac Gold Pool 4% 9/1/2049	71,990	69,486
Freddie Mac Gold Pool 4% 9/1/2052	328,852	315,050
Freddie Mac Gold Pool 4.5% 1/1/2049	88,927	88,583
Freddie Mac Gold Pool 4.5% 1/1/2049	21,262	21,155
Freddie Mac Gold Pool 4.5% 1/1/2049	2,977	2,962
Freddie Mac Gold Pool 4.5% 1/1/2053	296,448	291,622
Freddie Mac Gold Pool 4.5% 10/1/2050	17,649	17,659
Freddie Mac Gold Pool 4.5% 10/1/2052	344,098	340,217
Freddie Mac Gold Pool 4.5% 10/1/2054	1,045,376	1,024,112
Freddie Mac Gold Pool 4.5% 11/1/2040	738,174	743,413
Freddie Mac Gold Pool 4.5% 11/1/2048	236,874	235,683
Freddie Mac Gold Pool 4.5% 11/1/2048	112,954	112,386
Freddie Mac Gold Pool 4.5% 11/1/2054	150,832	147,764
Freddie Mac Gold Pool 4.5% 12/1/2048	31,956	31,795
Freddie Mac Gold Pool 4.5% 12/1/2054	172,411	168,904
Freddie Mac Gold Pool 4.5% 2/1/2049	10,689	10,635
Freddie Mac Gold Pool 4.5% 2/1/2053	281,537	278,362
Freddie Mac Gold Pool 4.5% 3/1/2049	284,147	282,451
Freddie Mac Gold Pool 4.5% 3/1/2049	179,484	178,413
Freddie Mac Gold Pool 4.5% 3/1/2049	30,198	30,037
Freddie Mac Gold Pool 4.5% 4/1/2050	75,905	75,263
Freddie Mac Gold Pool 4.5% 4/1/2053	370,916	364,762
Freddie Mac Gold Pool 4.5% 4/1/2055	41,744	40,921
Freddie Mac Gold Pool 4.5% 5/1/2049	20,854	20,710
Freddie Mac Gold Pool 4.5% 7/1/2041	123,517	124,371
Freddie Mac Gold Pool 4.5% 7/1/2052	127,026	125,010
Freddie Mac Gold Pool 4.5% 8/1/2048	323,621	322,297
Freddie Mac Gold Pool 4.5% 8/1/2052	1,333,548	1,313,507
Freddie Mac Gold Pool 4.5% 8/1/2052	269,464	266,256
Freddie Mac Gold Pool 4.5% 9/1/2048	344,664	343,254
Freddie Mac Gold Pool 4.5% 9/1/2052	1,277,915	1,258,310
Freddie Mac Gold Pool 4.5% 9/1/2052	795,635	783,429
Freddie Mac Gold Pool 4.5% 9/1/2053	164,189	161,414
Freddie Mac Gold Pool 4.5% 9/1/2054	971,146	951,392
Freddie Mac Gold Pool 5% 1/1/2053	32,377	32,531
Freddie Mac Gold Pool 5% 10/1/2053	164,145	165,335
Freddie Mac Gold Pool 5% 10/1/2054	605,584	605,245
Freddie Mac Gold Pool 5% 10/1/2055	696,389	695,346
Freddie Mac Gold Pool 5% 11/1/2054	2,366,410	2,362,865
Freddie Mac Gold Pool 5% 11/1/2054	945,814	948,387
Freddie Mac Gold Pool 5% 12/1/2053	1,200,786	1,216,999
Freddie Mac Gold Pool 5% 12/1/2053	388,324	388,956
Freddie Mac Gold Pool 5% 12/1/2054	533,178	532,379
Freddie Mac Gold Pool 5% 12/1/2054	195,795	195,991
Freddie Mac Gold Pool 5% 2/1/2040	376,968	381,356
Freddie Mac Gold Pool 5% 2/1/2049	48,869	49,830
Freddie Mac Gold Pool 5% 2/1/2055	554,102	553,272
Freddie Mac Gold Pool 5% 3/1/2049	60,067	61,178
Freddie Mac Gold Pool 5% 4/1/2040	363,550	368,748
Freddie Mac Gold Pool 5% 4/1/2053	1,468,061	1,480,543
Freddie Mac Gold Pool 5% 4/1/2053	958,472	959,837
Freddie Mac Gold Pool 5% 4/1/2053	29,845	29,882
Freddie Mac Gold Pool 5% 4/1/2053	17,368	17,445
Freddie Mac Gold Pool 5% 4/1/2054	646,580	646,823
Freddie Mac Gold Pool 5% 5/1/2039	342,992	347,199
Freddie Mac Gold Pool 5% 5/1/2049	13,303	13,541
Freddie Mac Gold Pool 5% 5/1/2050	43,860	44,507
Freddie Mac Gold Pool 5% 5/1/2053	513,442	515,240
Freddie Mac Gold Pool 5% 6/1/2053	617,335	619,497
Freddie Mac Gold Pool 5% 6/1/2053	60,045	60,195
Freddie Mac Gold Pool 5% 6/1/2054	227,932	228,018
Freddie Mac Gold Pool 5% 7/1/2040	23,463	23,736
Freddie Mac Gold Pool 5% 7/1/2053	56,062	56,206
Freddie Mac Gold Pool 5% 8/1/2048	12,577	12,825
Freddie Mac Gold Pool 5% 8/1/2049	115,033	117,089
Freddie Mac Gold Pool 5% 8/1/2052	541,808	544,044
Freddie Mac Gold Pool 5% 8/1/2052	203,257	203,721
Freddie Mac Gold Pool 5% 8/1/2053	381,485	382,225
Freddie Mac Gold Pool 5% 8/1/2055	452,638	454,930
Freddie Mac Gold Pool 5% 9/1/2052	698,761	701,557
Freddie Mac Gold Pool 5% 9/1/2052	74,984	75,833
Freddie Mac Gold Pool 5% 9/1/2054	468,167	467,905
Freddie Mac Gold Pool 5.5% 1/1/2040	921,706	944,147
Freddie Mac Gold Pool 5.5% 1/1/2053	742,006	754,669
Freddie Mac Gold Pool 5.5% 1/1/2053	694,722	708,098
Freddie Mac Gold Pool 5.5% 10/1/2053	45,371	46,174
Freddie Mac Gold Pool 5.5% 10/1/2054	903,178	925,365
Freddie Mac Gold Pool 5.5% 11/1/2053	905,401	919,154
Freddie Mac Gold Pool 5.5% 11/1/2054	3,296,461	3,339,326
Freddie Mac Gold Pool 5.5% 11/1/2054	793,023	816,222
Freddie Mac Gold Pool 5.5% 11/1/2054	673,160	684,649
Freddie Mac Gold Pool 5.5% 12/1/2052	182,164	185,842
Freddie Mac Gold Pool 5.5% 12/1/2054	823,723	834,434
Freddie Mac Gold Pool 5.5% 2/1/2054	26,016	26,403
Freddie Mac Gold Pool 5.5% 2/1/2055	700,920	710,034
Freddie Mac Gold Pool 5.5% 3/1/2053	764,736	779,460
Freddie Mac Gold Pool 5.5% 3/1/2054	899,410	915,322
Freddie Mac Gold Pool 5.5% 3/1/2054	37,264	37,993
Freddie Mac Gold Pool 5.5% 4/1/2053	1,285,083	1,307,416
Freddie Mac Gold Pool 5.5% 4/1/2053	298,947	304,143
Freddie Mac Gold Pool 5.5% 4/1/2053	94,693	96,236
Freddie Mac Gold Pool 5.5% 4/1/2054	695,451	705,147
Freddie Mac Gold Pool 5.5% 5/1/2053	626,729	637,621
Freddie Mac Gold Pool 5.5% 5/1/2054	179,541	182,044
Freddie Mac Gold Pool 5.5% 5/1/2054	23,894	24,406
Freddie Mac Gold Pool 5.5% 5/1/2055	1,376,216	1,394,112
Freddie Mac Gold Pool 5.5% 6/1/2028	21,137	21,412
Freddie Mac Gold Pool 5.5% 6/1/2049	85,755	89,094
Freddie Mac Gold Pool 5.5% 6/1/2053	57,888	58,804
Freddie Mac Gold Pool 5.5% 6/1/2054	58,780	60,187
Freddie Mac Gold Pool 5.5% 6/1/2054	24,258	24,576
Freddie Mac Gold Pool 5.5% 6/1/2055	1,005,756	1,022,292
Freddie Mac Gold Pool 5.5% 7/1/2053	388,365	394,507
Freddie Mac Gold Pool 5.5% 7/1/2055	2,226,805	2,255,761
Freddie Mac Gold Pool 5.5% 8/1/2053	432,108	438,943
Freddie Mac Gold Pool 5.5% 8/1/2054	36,239	36,744
Freddie Mac Gold Pool 5.5% 8/1/2055	1,529,888	1,549,782
Freddie Mac Gold Pool 5.5% 9/1/2040	685,943	702,214
Freddie Mac Gold Pool 5.5% 9/1/2053	768,953	790,246
Freddie Mac Gold Pool 5.5% 9/1/2053	328,984	334,187
Freddie Mac Gold Pool 5.5% 9/1/2054	461,860	467,866
Freddie Mac Gold Pool 5.5% 9/1/2054	251,075	254,340
Freddie Mac Gold Pool 6% 1/1/2053	225,339	231,711
Freddie Mac Gold Pool 6% 10/1/2028	862	873
Freddie Mac Gold Pool 6% 10/1/2055	2,053,226	2,110,008
Freddie Mac Gold Pool 6% 11/1/2052	221,344	227,759
Freddie Mac Gold Pool 6% 11/1/2053	785,272	805,762
Freddie Mac Gold Pool 6% 11/1/2053	742,146	761,510
Freddie Mac Gold Pool 6% 11/1/2054	562,317	576,066
Freddie Mac Gold Pool 6% 12/1/2052	469,469	483,076
Freddie Mac Gold Pool 6% 12/1/2053	1,091,696	1,120,180
Freddie Mac Gold Pool 6% 12/1/2053	891,570	924,953
Freddie Mac Gold Pool 6% 2/1/2053	271,866	279,554
Freddie Mac Gold Pool 6% 2/1/2055	825,000	844,399
Freddie Mac Gold Pool 6% 3/1/2054	1,534,206	1,574,237
Freddie Mac Gold Pool 6% 3/1/2054	616,861	634,161
Freddie Mac Gold Pool 6% 3/1/2055	2,792,455	2,858,117
Freddie Mac Gold Pool 6% 4/1/2054	1,676,632	1,745,136
Freddie Mac Gold Pool 6% 4/1/2055	999,901	1,025,916
Freddie Mac Gold Pool 6% 5/1/2054	2,219,591	2,313,747
Freddie Mac Gold Pool 6% 5/1/2054	618,205	632,983
Freddie Mac Gold Pool 6% 5/1/2054	66,757	68,457
Freddie Mac Gold Pool 6% 5/1/2055	26,049	26,665
Freddie Mac Gold Pool 6% 6/1/2053	426,906	438,245
Freddie Mac Gold Pool 6% 6/1/2055	399,960	410,459
Freddie Mac Gold Pool 6% 7/1/2055	2,086,549	2,136,264
Freddie Mac Gold Pool 6% 8/1/2054	1,566,349	1,604,771
Freddie Mac Gold Pool 6% 8/1/2055	915,791	953,853
Freddie Mac Gold Pool 6.5% 1/1/2053	145,693	151,460
Freddie Mac Gold Pool 6.5% 1/1/2054	28,884	29,928
Freddie Mac Gold Pool 6.5% 10/1/2053	243,770	252,618
Freddie Mac Gold Pool 6.5% 10/1/2054	1,049,856	1,086,733
Freddie Mac Gold Pool 6.5% 10/1/2054	20,489	21,265
Freddie Mac Gold Pool 6.5% 12/1/2053	1,385,468	1,435,649
Freddie Mac Gold Pool 6.5% 12/1/2053	471,175	494,867
Freddie Mac Gold Pool 6.5% 2/1/2054	934,540	981,166
Freddie Mac Gold Pool 6.5% 4/1/2055	1,777,284	1,839,158
Freddie Mac Gold Pool 6.5% 5/1/2055	494,459	514,104
Freddie Mac Gold Pool 6.5% 6/1/2054	950,546	1,001,980
Freddie Mac Gold Pool 6.5% 6/1/2054	486,597	514,600
Freddie Mac Gold Pool 6.5% 8/1/2053	310,214	321,765
Freddie Mac Gold Pool 6.5% 8/1/2054	2,007,302	2,076,870
Freddie Mac Gold Pool 6.5% 9/1/2053	690,776	716,497
Freddie Mac Gold Pool 6.5% 9/1/2054	584,911	618,754
Freddie Mac Gold Pool 7% 1/1/2054	1,287,546	1,363,993
Freddie Mac Gold Pool 7% 1/1/2054	180,699	191,299
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	3,057,161	3,175,383
Freddie Mac Non Gold Pool 3% 10/1/2053	26,223	23,378
Freddie Mac Non Gold Pool 5% 7/1/2053	23,940	24,122
Freddie Mac Non Gold Pool 5.5% 11/1/2053	25,770	26,218
Freddie Mac Non Gold Pool 5.5% 4/1/2054	529,933	538,645
Freddie Mac Non Gold Pool 5.5% 4/1/2055	673,048	681,800
Freddie Mac Non Gold Pool 5.5% 7/1/2055	2,299,772	2,329,677
Freddie Mac Non Gold Pool 6% 1/1/2055	2,431,768	2,488,948
Freddie Mac Non Gold Pool 6% 3/1/2055	757,511	776,014
Freddie Mac Non Gold Pool 6% 3/1/2055	49,689	50,857
Ginnie Mae I Pool 2% 8/20/2052	489,443	410,552
Ginnie Mae I Pool 2.5% 7/20/2052	333,548	289,893
Ginnie Mae I Pool 3% 10/20/2042	296,121	275,646
Ginnie Mae I Pool 3% 11/20/2052	203,959	184,581
Ginnie Mae I Pool 3% 7/20/2052	301,776	272,634
Ginnie Mae I Pool 3% 8/20/2052	326,202	295,109
Ginnie Mae I Pool 3.5% 1/20/2053	128,546	119,107
Ginnie Mae I Pool 3.5% 10/20/2052	559,874	519,420
Ginnie Mae I Pool 3.5% 11/20/2052	863,340	799,880
Ginnie Mae I Pool 3.5% 12/20/2052	1,691,607	1,567,264
Ginnie Mae I Pool 3.5% 7/20/2052	384,950	357,526
Ginnie Mae I Pool 3.5% 8/20/2052	303,309	281,701
Ginnie Mae I Pool 3.5% 9/20/2052	1,059,789	984,290
Ginnie Mae I Pool 4% 1/20/2053	484,278	463,303
Ginnie Mae I Pool 4% 10/20/2052	1,613,679	1,545,300
Ginnie Mae I Pool 4% 12/20/2052	708,782	678,526
Ginnie Mae I Pool 4% 3/20/2047	133,966	130,079
Ginnie Mae I Pool 4% 8/20/2052	930,529	892,262
Ginnie Mae I Pool 4% 9/20/2052	471,383	451,409
Ginnie Mae I Pool 4.5% 10/20/2052	470,516	463,726
Ginnie Mae I Pool 4.5% 10/20/2054	854,700	837,491
Ginnie Mae I Pool 4.5% 11/20/2052	1,514,470	1,492,614
Ginnie Mae I Pool 4.5% 4/20/2053	255,877	251,844
Ginnie Mae I Pool 4.5% 5/20/2053	338,599	333,051
Ginnie Mae I Pool 4.5% 7/20/2052	529,914	522,267
Ginnie Mae I Pool 4.5% 8/20/2052	454,686	448,124
Ginnie Mae I Pool 4.5% 9/20/2052	620,104	611,155
Ginnie Mae I Pool 5% 10/20/2052	299,664	301,665
Ginnie Mae I Pool 5% 11/20/2049	98,338	100,130
Ginnie Mae I Pool 5% 11/20/2052	687,768	692,361
Ginnie Mae I Pool 5% 4/20/2053	1,032,552	1,037,511
Ginnie Mae I Pool 5% 6/20/2053	414,343	416,334
Ginnie Mae I Pool 5% 7/20/2052	296,227	298,205
Ginnie Mae I Pool 5% 9/20/2052	594,528	598,499
Ginnie Mae I Pool 5.5% 1/20/2053	194,603	197,891
Ginnie Mae I Pool 5.5% 10/20/2052	410,233	417,870
Ginnie Mae I Pool 5.5% 10/20/2054	575,560	581,914
Ginnie Mae I Pool 5.5% 11/20/2052	220,345	224,241
Ginnie Mae I Pool 5.5% 12/20/2052	940,522	956,783
Ginnie Mae I Pool 5.5% 5/20/2053	377,458	383,365
Ginnie Mae I Pool 5.5% 6/20/2053	449,398	456,747
Ginnie Mae I Pool 6% 1/20/2053	226,108	232,149
Ginnie Mae I Pool 6% 12/20/2052	924,660	950,015
Ginnie Mae I Pool 6% 4/20/2053	211,338	216,852
Ginnie Mae I Pool 6% 6/20/2053	197,280	202,381
Ginnie Mae I Pool 6.5% 12/20/2052	185,468	191,827
Ginnie Mae II Pool 1.5% 11/20/2051	339,784	271,373
Ginnie Mae II Pool 1.5% 4/20/2051	69,271	55,324
Ginnie Mae II Pool 1.5% 5/20/2051	86,230	68,869
Ginnie Mae II Pool 2% 1/20/2051	2,584,947	2,155,771
Ginnie Mae II Pool 2% 1/20/2052	1,046,390	872,659
Ginnie Mae II Pool 2% 10/20/2050	104,451	87,154
Ginnie Mae II Pool 2% 11/20/2051	2,413,055	2,011,664
Ginnie Mae II Pool 2% 12/1/2055 (h)	600,000	499,969
Ginnie Mae II Pool 2% 12/20/2050	9,589,475	7,996,597
Ginnie Mae II Pool 2% 12/20/2051	328,126	273,647
Ginnie Mae II Pool 2% 2/20/2051	2,668,429	2,224,663
Ginnie Mae II Pool 2% 2/20/2052	1,631,802	1,360,876
Ginnie Mae II Pool 2% 3/20/2051	1,320,466	1,101,231
Ginnie Mae II Pool 2% 3/20/2052	624,609	520,906
Ginnie Mae II Pool 2% 4/20/2051	2,203,913	1,837,311
Ginnie Mae II Pool 2% 4/20/2052	1,299,178	1,083,477
Ginnie Mae II Pool 2% 5/20/2052	977,580	815,579
Ginnie Mae II Pool 2% 7/20/2051	1,797,806	1,498,756
Ginnie Mae II Pool 2% 8/20/2051	3,132,809	2,611,693
Ginnie Mae II Pool 2% 9/20/2050	426,081	356,005
Ginnie Mae II Pool 2.5% 1/20/2051	770,899	669,701
Ginnie Mae II Pool 2.5% 1/20/2052	813,488	706,573
Ginnie Mae II Pool 2.5% 10/20/2047	21,315	18,756
Ginnie Mae II Pool 2.5% 10/20/2050	815,585	709,286
Ginnie Mae II Pool 2.5% 10/20/2051	594,974	516,684
Ginnie Mae II Pool 2.5% 10/20/2053	831,399	722,714
Ginnie Mae II Pool 2.5% 11/20/2050	546,587	475,348
Ginnie Mae II Pool 2.5% 11/20/2051	2,871,993	2,494,083
Ginnie Mae II Pool 2.5% 12/20/2049	555,720	486,416
Ginnie Mae II Pool 2.5% 12/20/2050	167,828	145,771
Ginnie Mae II Pool 2.5% 2/20/2051	972,258	844,628
Ginnie Mae II Pool 2.5% 2/20/2052	1,590,863	1,381,903
Ginnie Mae II Pool 2.5% 3/20/2047	15,925	14,085
Ginnie Mae II Pool 2.5% 3/20/2050	119,018	103,581
Ginnie Mae II Pool 2.5% 3/20/2051	224,049	194,637
Ginnie Mae II Pool 2.5% 3/20/2052	647,595	562,534
Ginnie Mae II Pool 2.5% 4/20/2050	84,292	73,358
Ginnie Mae II Pool 2.5% 4/20/2051	163,845	142,286
Ginnie Mae II Pool 2.5% 4/20/2052	874,781	760,016
Ginnie Mae II Pool 2.5% 5/20/2050	461,405	401,557
Ginnie Mae II Pool 2.5% 5/20/2051	2,461,525	2,137,627
Ginnie Mae II Pool 2.5% 5/20/2052	3,037,288	2,638,814
Ginnie Mae II Pool 2.5% 6/20/2050	248,150	215,963
Ginnie Mae II Pool 2.5% 6/20/2051	1,375,811	1,194,775
Ginnie Mae II Pool 2.5% 6/20/2052	126,062	109,563
Ginnie Mae II Pool 2.5% 7/20/2051	7,182,911	6,237,752
Ginnie Mae II Pool 2.5% 8/20/2050	1,475,093	1,282,223
Ginnie Mae II Pool 2.5% 8/20/2051	2,314,849	2,010,251
Ginnie Mae II Pool 2.5% 9/20/2050	1,289,756	1,121,656
Ginnie Mae II Pool 2.5% 9/20/2051	1,123,732	975,866
Ginnie Mae II Pool 3% 1/20/2043	2,876	2,676
Ginnie Mae II Pool 3% 1/20/2048	579,741	529,644
Ginnie Mae II Pool 3% 1/20/2050	563,898	510,765
Ginnie Mae II Pool 3% 11/20/2051	355,654	321,031
Ginnie Mae II Pool 3% 11/20/2054	615,380	556,675
Ginnie Mae II Pool 3% 12/1/2055 (h)	525,000	473,689
Ginnie Mae II Pool 3% 12/20/2049	467,303	423,271
Ginnie Mae II Pool 3% 12/20/2051	374,441	338,047
Ginnie Mae II Pool 3% 12/20/2054	252,134	228,081
Ginnie Mae II Pool 3% 2/20/2046	233,768	214,152
Ginnie Mae II Pool 3% 2/20/2050	18,432	16,684
Ginnie Mae II Pool 3% 3/20/2043	12,030	11,186
Ginnie Mae II Pool 3% 3/20/2051	995,186	899,548
Ginnie Mae II Pool 3% 3/20/2052	2,266,989	2,046,652
Ginnie Mae II Pool 3% 4/20/2050	228,664	206,975
Ginnie Mae II Pool 3% 4/20/2051	209,018	188,932
Ginnie Mae II Pool 3% 4/20/2052	3,611,427	3,260,418
Ginnie Mae II Pool 3% 5/20/2051	1,656,242	1,495,420
Ginnie Mae II Pool 3% 5/20/2052	4,935,710	4,455,988
Ginnie Mae II Pool 3% 6/20/2050	621,832	562,851
Ginnie Mae II Pool 3% 6/20/2052	1,381,619	1,248,198
Ginnie Mae II Pool 3% 7/20/2042	41,935	39,061
Ginnie Mae II Pool 3% 7/20/2046	95,231	87,240
Ginnie Mae II Pool 3% 7/20/2049	257,045	233,387
Ginnie Mae II Pool 3% 7/20/2050	482,561	435,946
Ginnie Mae II Pool 3% 8/20/2043	3,193	2,964
Ginnie Mae II Pool 3% 8/20/2046	876,100	802,584
Ginnie Mae II Pool 3% 8/20/2050	401,904	363,532
Ginnie Mae II Pool 3% 8/20/2051	576,489	520,728
Ginnie Mae II Pool 3% 9/20/2046	222,682	203,997
Ginnie Mae II Pool 3.5% 1/20/2050	545,464	508,225
Ginnie Mae II Pool 3.5% 10/20/2047	29,388	27,565
Ginnie Mae II Pool 3.5% 10/20/2051	67,092	62,197
Ginnie Mae II Pool 3.5% 10/20/2055	2,421,029	2,220,940
Ginnie Mae II Pool 3.5% 11/20/2047	94,007	88,118
Ginnie Mae II Pool 3.5% 11/20/2050	45,505	42,398
Ginnie Mae II Pool 3.5% 11/20/2053	429,624	396,970
Ginnie Mae II Pool 3.5% 12/1/2055 (h)	175,000	160,508
Ginnie Mae II Pool 3.5% 12/20/2046	50,056	47,045
Ginnie Mae II Pool 3.5% 12/20/2049	132,085	123,067
Ginnie Mae II Pool 3.5% 2/20/2046	586,210	551,684
Ginnie Mae II Pool 3.5% 2/20/2047	77,705	73,032
Ginnie Mae II Pool 3.5% 2/20/2048	222,641	208,554
Ginnie Mae II Pool 3.5% 2/20/2049	161,693	151,260
Ginnie Mae II Pool 3.5% 2/20/2051	1,864,869	1,737,552
Ginnie Mae II Pool 3.5% 3/20/2048	49,101	45,994
Ginnie Mae II Pool 3.5% 3/20/2049	236,817	220,872
Ginnie Mae II Pool 3.5% 3/20/2050	708,714	660,329
Ginnie Mae II Pool 3.5% 3/20/2051	119,517	111,357
Ginnie Mae II Pool 3.5% 4/20/2046	94,340	88,784
Ginnie Mae II Pool 3.5% 4/20/2049	53,257	49,671
Ginnie Mae II Pool 3.5% 4/20/2050	140,849	131,233
Ginnie Mae II Pool 3.5% 5/20/2044	3,832	3,634
Ginnie Mae II Pool 3.5% 5/20/2046	106,808	100,517
Ginnie Mae II Pool 3.5% 5/20/2050	114,857	107,016
Ginnie Mae II Pool 3.5% 5/20/2051	1,211,918	1,125,391
Ginnie Mae II Pool 3.5% 5/20/2052	150,358	139,647
Ginnie Mae II Pool 3.5% 5/20/2054	427,972	395,142
Ginnie Mae II Pool 3.5% 5/20/2055	897,775	824,419
Ginnie Mae II Pool 3.5% 6/20/2048	315,501	295,539
Ginnie Mae II Pool 3.5% 6/20/2049	23,604	22,000
Ginnie Mae II Pool 3.5% 6/20/2052	1,171,398	1,087,948
Ginnie Mae II Pool 3.5% 7/20/2046	41,256	38,826
Ginnie Mae II Pool 3.5% 7/20/2047	13,287	12,475
Ginnie Mae II Pool 3.5% 7/20/2049	49,518	46,153
Ginnie Mae II Pool 3.5% 8/20/2046	28,653	26,965
Ginnie Mae II Pool 3.5% 8/20/2047	515,215	483,260
Ginnie Mae II Pool 3.5% 8/20/2048	156,923	146,995
Ginnie Mae II Pool 3.5% 9/20/2046	29,210	27,490
Ginnie Mae II Pool 3.5% 9/20/2047	12,720	11,931
Ginnie Mae II Pool 4% 1/20/2047	78,918	76,629
Ginnie Mae II Pool 4% 1/20/2049	125,592	121,203
Ginnie Mae II Pool 4% 1/20/2051	124,824	120,110
Ginnie Mae II Pool 4% 10/20/2048	69,352	67,015
Ginnie Mae II Pool 4% 10/20/2049	40,201	38,720
Ginnie Mae II Pool 4% 11/20/2047	23,807	23,056
Ginnie Mae II Pool 4% 11/20/2054	562,683	534,488
Ginnie Mae II Pool 4% 12/20/2045	7,917	7,691
Ginnie Mae II Pool 4% 12/20/2047	34,883	33,784
Ginnie Mae II Pool 4% 12/20/2049	117,211	112,894
Ginnie Mae II Pool 4% 12/20/2050	75,684	72,896
Ginnie Mae II Pool 4% 12/20/2053	362,627	346,524
Ginnie Mae II Pool 4% 2/20/2050	98,455	95,014
Ginnie Mae II Pool 4% 2/20/2054	385,338	368,227
Ginnie Mae II Pool 4% 2/20/2055	1,539,068	1,460,865
Ginnie Mae II Pool 4% 3/20/2046	14,395	13,984
Ginnie Mae II Pool 4% 3/20/2048	141,146	136,522
Ginnie Mae II Pool 4% 3/20/2050	678,274	653,295
Ginnie Mae II Pool 4% 4/20/2047	51,166	49,618
Ginnie Mae II Pool 4% 4/20/2048	26,947	26,064
Ginnie Mae II Pool 4% 4/20/2049	53,956	52,070
Ginnie Mae II Pool 4% 4/20/2050	64,210	61,846
Ginnie Mae II Pool 4% 4/20/2054	565,711	539,132
Ginnie Mae II Pool 4% 5/20/2048	9,468	9,158
Ginnie Mae II Pool 4% 5/20/2049	73,500	70,793
Ginnie Mae II Pool 4% 5/20/2050	246,161	237,096
Ginnie Mae II Pool 4% 5/20/2054	142,223	135,541
Ginnie Mae II Pool 4% 6/20/2049	141,163	135,964
Ginnie Mae II Pool 4% 6/20/2051	208,458	200,781
Ginnie Mae II Pool 4% 6/20/2055	104,027	98,708
Ginnie Mae II Pool 4% 7/20/2047	78,002	75,641
Ginnie Mae II Pool 4% 8/20/2047	11,726	11,371
Ginnie Mae II Pool 4% 8/20/2048	49,813	48,134
Ginnie Mae II Pool 4% 8/20/2050	147,141	141,998
Ginnie Mae II Pool 4% 8/20/2053	694,620	663,992
Ginnie Mae II Pool 4% 8/20/2055	298,188	282,944
Ginnie Mae II Pool 4% 9/20/2047	11,892	11,517
Ginnie Mae II Pool 4% 9/20/2048	49,437	47,771
Ginnie Mae II Pool 4% 9/20/2050	131,565	126,719
Ginnie Mae II Pool 4% 9/20/2055	598,588	567,985
Ginnie Mae II Pool 4.5% 1/20/2047	50,486	50,637
Ginnie Mae II Pool 4.5% 1/20/2050	87,660	87,375
Ginnie Mae II Pool 4.5% 1/20/2051	61,658	61,630
Ginnie Mae II Pool 4.5% 1/20/2055	850,950	832,952
Ginnie Mae II Pool 4.5% 10/20/2047	5,580	5,585
Ginnie Mae II Pool 4.5% 10/20/2048	32,136	32,071
Ginnie Mae II Pool 4.5% 10/20/2049	13,661	13,646
Ginnie Mae II Pool 4.5% 10/20/2050	59,689	59,662
Ginnie Mae II Pool 4.5% 11/20/2048	24,305	24,256
Ginnie Mae II Pool 4.5% 11/20/2053	366,845	360,032
Ginnie Mae II Pool 4.5% 11/20/2054	3,514,671	3,443,904
Ginnie Mae II Pool 4.5% 12/20/2048	15,027	14,978
Ginnie Mae II Pool 4.5% 12/20/2049	14,966	14,917
Ginnie Mae II Pool 4.5% 12/20/2050	263,532	262,673
Ginnie Mae II Pool 4.5% 2/20/2049	8,279	8,252
Ginnie Mae II Pool 4.5% 2/20/2050	63,870	63,662
Ginnie Mae II Pool 4.5% 2/20/2055	734,569	719,033
Ginnie Mae II Pool 4.5% 3/20/2051	41,815	41,731
Ginnie Mae II Pool 4.5% 3/20/2055	590,114	577,448
Ginnie Mae II Pool 4.5% 4/20/2050	120,023	119,482
Ginnie Mae II Pool 4.5% 4/20/2051	51,156	51,053
Ginnie Mae II Pool 4.5% 5/20/2049	46,007	45,857
Ginnie Mae II Pool 4.5% 5/20/2054	570,689	559,154
Ginnie Mae II Pool 4.5% 6/20/2045	73,665	73,798
Ginnie Mae II Pool 4.5% 6/20/2049	20,958	20,889
Ginnie Mae II Pool 4.5% 6/20/2054	1,365,302	1,337,706
Ginnie Mae II Pool 4.5% 7/20/2053	1,042,534	1,024,475
Ginnie Mae II Pool 4.5% 8/20/2048	154,818	154,652
Ginnie Mae II Pool 4.5% 8/20/2050	54,189	54,012
Ginnie Mae II Pool 4.5% 9/20/2047	5,779	5,784
Ginnie Mae II Pool 4.5% 9/20/2049	47,288	47,193
Ginnie Mae II Pool 4.5% 9/20/2050	56,517	56,492
Ginnie Mae II Pool 5% 1/1/2056 (h)	4,225,000	4,215,758
Ginnie Mae II Pool 5% 1/20/2049	6,111	6,209
Ginnie Mae II Pool 5% 1/20/2055	4,297,077	4,297,574
Ginnie Mae II Pool 5% 10/20/2047	30,141	30,879
Ginnie Mae II Pool 5% 10/20/2048	7,071	7,189
Ginnie Mae II Pool 5% 11/20/2045	24,632	25,182
Ginnie Mae II Pool 5% 11/20/2048	6,599	6,709
Ginnie Mae II Pool 5% 11/20/2049	25,001	25,496
Ginnie Mae II Pool 5% 11/20/2050	35,981	36,862
Ginnie Mae II Pool 5% 11/20/2053	536,279	538,855
Ginnie Mae II Pool 5% 12/1/2055 (h)	8,450,000	8,440,758
Ginnie Mae II Pool 5% 12/20/2053	454,627	456,242
Ginnie Mae II Pool 5% 12/20/2054	1,124,451	1,124,581
Ginnie Mae II Pool 5% 2/20/2049	45,786	46,549
Ginnie Mae II Pool 5% 2/20/2055	981,959	982,072
Ginnie Mae II Pool 5% 3/20/2048	8,120	8,306
Ginnie Mae II Pool 5% 3/20/2050	50,011	51,157
Ginnie Mae II Pool 5% 4/20/2048	17,408	17,780
Ginnie Mae II Pool 5% 4/20/2049	8,397	8,537
Ginnie Mae II Pool 5% 4/20/2055	418,292	418,079
Ginnie Mae II Pool 5% 5/20/2049	33,262	33,837
Ginnie Mae II Pool 5% 5/20/2054	455,322	455,944
Ginnie Mae II Pool 5% 6/20/2054	674,061	674,982
Ginnie Mae II Pool 5% 7/20/2048	28,608	29,130
Ginnie Mae II Pool 5% 7/20/2050	31,621	32,316
Ginnie Mae II Pool 5% 7/20/2053	1,430,614	1,437,485
Ginnie Mae II Pool 5% 8/20/2055	248,460	248,411
Ginnie Mae II Pool 5% 9/20/2048	7,808	7,943
Ginnie Mae II Pool 5% 9/20/2053	678,939	682,200
Ginnie Mae II Pool 5.5% 1/1/2056 (h)	7,350,000	7,418,046
Ginnie Mae II Pool 5.5% 1/20/2055	2,970,017	3,002,109
Ginnie Mae II Pool 5.5% 10/20/2046	20,498	21,281
Ginnie Mae II Pool 5.5% 10/20/2048	8,007	8,305
Ginnie Mae II Pool 5.5% 10/20/2053	1,165,377	1,183,614
Ginnie Mae II Pool 5.5% 12/1/2055 (h)	14,700,000	14,849,297
Ginnie Mae II Pool 5.5% 12/20/2044	14,125	14,626
Ginnie Mae II Pool 5.5% 12/20/2048	11,139	11,533
Ginnie Mae II Pool 5.5% 2/20/2054	1,095,564	1,111,424
Ginnie Mae II Pool 5.5% 6/20/2055	4,796,318	4,848,519
Ginnie Mae II Pool 5.5% 7/20/2054	482,382	487,745
Ginnie Mae II Pool 5.5% 8/20/2053	453,765	460,583
Ginnie Mae II Pool 5.5% 8/20/2054	1,868,694	1,889,324
Ginnie Mae II Pool 5.5% 9/20/2053	1,047,454	1,063,845
Ginnie Mae II Pool 6% 1/1/2056 (h)	1,475,000	1,503,520
Ginnie Mae II Pool 6% 1/20/2055	2,697,802	2,748,592
Ginnie Mae II Pool 6% 12/1/2055 (h)	6,775,000	6,903,620
Ginnie Mae II Pool 6% 12/20/2054	2,896,140	2,951,343
Ginnie Mae II Pool 6% 2/1/2056 (h)	1,600,000	1,629,812
Ginnie Mae II Pool 6% 3/20/2055	3,156,491	3,211,231
Ginnie Mae II Pool 6% 5/20/2055	1,305,068	1,330,759
Ginnie Mae II Pool 6.5% 1/1/2056 (h)	1,500,000	1,543,184
Ginnie Mae II Pool 6.5% 1/20/2055	1,289,994	1,326,156
Ginnie Mae II Pool 6.5% 12/1/2055 (h)	1,500,000	1,545,820
Ginnie Mae II Pool 6.5% 5/20/2055	777,495	801,538
Ginnie Mae II Pool 6.5% 7/20/2053	345,257	356,824
Ginnie Mae II Pool 6.5% 7/20/2054	767,361	792,289
Ginnie Mae II Pool 6.5% 9/20/2053	273,851	282,962
Uniform Mortgage Backed Securities 2% 12/1/2055 (h)	3,500,000	2,849,219
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (h)	1,400,000	1,191,531
Uniform Mortgage Backed Securities 3% 12/1/2055 (h)	2,075,000	1,843,021
Uniform Mortgage Backed Securities 3.5% 1/1/2056 (h)	8,875,000	8,207,295
Uniform Mortgage Backed Securities 3.5% 12/1/2055 (h)	18,100,000	16,742,500
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (h)	1,775,000	1,737,697
Uniform Mortgage Backed Securities 5% 12/1/2055 (h)	5,575,000	5,564,547
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (h)	7,650,000	7,746,820
Uniform Mortgage Backed Securities 6% 12/1/2055 (h)	7,325,000	7,500,686
TOTAL UNITED STATES		879,017,831
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $904,039,365)		879,017,831

U.S. Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Financials - 0.3%
Financial Services - 0.3%
Fannie Mae 0.75% 10/8/2027	250,000	237,683
Fannie Mae 0.875% 8/5/2030	108,000	95,500
Fannie Mae 6.625% 11/15/2030	1,650,000	1,872,411
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	2,230,000	2,123,010
Federal Farm Credit Banks Funding Corp 3.8% 4/5/2032	1,000,000	977,704
Federal Home Loan Bank 0.9% 2/26/2027	3,290,000	3,181,628
Federal Home Loan Bank 3.25% 6/9/2028	210,000	208,652
Federal Home Loan Bank 4.375% 9/8/2028	30,000	30,660
Federal Home Loan Bank 4.75% 3/10/2034	1,000,000	1,045,830
Freddie Mac Non Gold Pool 6.25% 7/15/2032	830,000	947,865
Freddie Mac Non Gold Pool 6.75% 3/15/2031	870,000	998,207
		11,719,150
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 2.875% 2/1/2027	145,000	143,710
Tennessee Valley Authority 4.25% 9/15/2052	150,000	130,024
Tennessee Valley Authority 4.25% 9/15/2065	210,000	175,936
Tennessee Valley Authority 4.375% 8/1/2034	269,000	274,987
Tennessee Valley Authority 4.875% 5/15/2035	700,000	731,282
Tennessee Valley Authority 5.25% 9/15/2039	420,000	452,095
Tennessee Valley Authority 5.88% 4/1/2036	110,000	124,233
		2,032,267
TOTAL UNITED STATES		13,751,417
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,020,765)		13,751,417

U.S. Treasury Obligations - 46.8%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.44	2,000	1,294
US Treasury Bonds 1.125% 8/15/2040	2.18	76,000	48,673
US Treasury Bonds 1.25% 5/15/2050	2.33	238,000	118,070
US Treasury Bonds 1.375% 11/15/2040	1.92 to 2.06	1,276,000	844,951
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.37	290,000	147,504
US Treasury Bonds 1.75% 8/15/2041	1.96 to 3.69	6,137,000	4,223,263
US Treasury Bonds 1.875% 11/15/2051	2.04 to 3.39	1,574,000	899,947
US Treasury Bonds 1.875% 2/15/2041	1.91 to 2.32	14,910,000	10,623,957
US Treasury Bonds 2% 2/15/2050	1.49 to 1.71	683,000	413,002
US Treasury Bonds 2% 8/15/2051	1.85 to 3.25	8,892,000	5,266,773
US Treasury Bonds 2.25% 5/15/2041	2.07 to 3.12	6,995,000	5,249,256
US Treasury Bonds 2.25% 8/15/2046	1.93	148,000	99,900
US Treasury Bonds 2.25% 8/15/2049	2.20 to 2.22	267,000	172,309
US Treasury Bonds 2.375% 11/15/2049	2.39	38,000	25,128
US Treasury Bonds 2.375% 5/15/2051	2.60 to 3.09	1,245,000	809,834
US Treasury Bonds 2.5% 2/15/2046	1.27	329,000	234,785
US Treasury Bonds 2.5% 5/15/2046	3.05	122,000	86,796
US Treasury Bonds 2.75% 11/15/2042	1.27 to 2.83	329,000	257,969
US Treasury Bonds 2.75% 11/15/2047	3.32 to 3.37	157,000	114,763
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.18	177,000	129,749
US Treasury Bonds 2.875% 11/15/2046	2.33 to 3.19	359,000	271,928
US Treasury Bonds 2.875% 5/15/2049	2.23 to 2.58	361,000	266,096
US Treasury Bonds 2.875% 5/15/2052	2.94 to 3.20	2,960,000	2,133,281
US Treasury Bonds 2.875% 8/15/2045	2.82 to 2.91	268,000	205,910
US Treasury Bonds 3% 11/15/2044	2.28 to 3.31	264,000	208,838
US Treasury Bonds 3% 11/15/2045	3.08 to 3.17	76,000	59,485
US Treasury Bonds 3% 2/15/2047	3.00	83,000	64,069
US Treasury Bonds 3% 2/15/2048	3.07	121,000	92,428
US Treasury Bonds 3% 2/15/2049	2.52 to 2.57	264,000	199,722
US Treasury Bonds 3% 5/15/2042	1.10 to 3.04	238,000	195,337
US Treasury Bonds 3% 5/15/2047	2.77 to 4.98	1,607,000	1,237,390
US Treasury Bonds 3% 8/15/2048	3.07 to 3.39	188,000	142,865
US Treasury Bonds 3% 8/15/2052	3.59 to 4.15	7,670,000	5,666,213
US Treasury Bonds 3.125% 11/15/2041	2.27 to 2.52	229,000	192,941
US Treasury Bonds 3.125% 2/15/2042	1.10 to 2.95	264,000	221,482
US Treasury Bonds 3.125% 5/15/2048	3.13	48,000	37,423
US Treasury Bonds 3.25% 5/15/2042	3.21 to 4.49	6,160,000	5,236,241
US Treasury Bonds 3.375% 11/15/2048	3.25	68,000	55,192
US Treasury Bonds 3.375% 5/15/2044	3.04 to 3.33	186,000	156,879
US Treasury Bonds 3.375% 8/15/2042	3.51 to 4.43	14,140,000	12,188,017
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	9,520,000	7,942,134
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.23	6,910,000	5,758,243
US Treasury Bonds 3.625% 8/15/2043	2.54	86,000	75,794
US Treasury Bonds 3.75% 11/15/2043	3.17	94,000	84,112
US Treasury Bonds 3.75% 8/15/2041	2.47 to 2.94	225,000	206,455
US Treasury Bonds 3.875% 2/15/2043	3.76 to 4.59	10,190,000	9,350,917
US Treasury Bonds 3.875% 5/15/2043	4.02 to 4.24	7,160,000	6,555,691
US Treasury Bonds 3.875% 8/15/2040	2.12	126,000	118,588
US Treasury Bonds 4% 11/15/2042	3.79 to 4.13	10,370,000	9,691,494
US Treasury Bonds 4% 11/15/2052	3.60 to 3.88	6,250,000	5,579,834
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.89	19,240,000	18,038,252
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	4,510,000	4,112,732
US Treasury Bonds 4.25% 2/15/2054	4.27 to 4.79	29,973,000	27,911,187
US Treasury Bonds 4.25% 8/15/2054	4.02 to 4.48	17,950,000	16,716,639
US Treasury Bonds 4.375% 11/15/2039	3.18	5,000	5,008
US Treasury Bonds 4.375% 2/15/2038	2.97 to 3.10	81,000	82,819
US Treasury Bonds 4.375% 5/15/2041	2.97	433,000	429,144
US Treasury Bonds 4.375% 8/15/2043	4.41 to 5.07	4,130,000	4,025,943
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	10,730,000	10,421,513
US Treasury Bonds 4.5% 2/15/2036	1.78 to 2.83	223,000	233,044
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.85	22,650,000	22,379,262
US Treasury Bonds 4.5% 5/15/2038	3.16	69,000	71,245
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.90	4,350,000	4,351,699
US Treasury Bonds 4.625% 11/15/2045 (h)	4.63 to 4.69	5,140,000	5,135,984
US Treasury Bonds 4.625% 11/15/2055	4.67	5,430,000	5,390,972
US Treasury Bonds 4.625% 2/15/2055	4.69 to 4.83	5,390,000	5,345,778
US Treasury Bonds 4.625% 5/15/2044	4.47 to 4.76	8,980,000	9,005,256
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.68	8,840,000	8,763,341
US Treasury Bonds 4.75% 11/15/2043	4.22 to 4.70	18,010,000	18,380,049
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.00	18,530,000	18,752,939
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	11,850,000	11,998,125
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.92	21,200,000	21,862,500
US Treasury Bonds 5% 5/15/2037	2.94	391,000	423,746
US Treasury Bonds 5% 5/15/2045	4.79 to 5.05	24,500,000	25,682,891
US Treasury Notes 0.375% 9/30/2027	0.54 to 0.73	3,744,000	3,537,056
US Treasury Notes 0.5% 4/30/2027	0.54	546,000	523,158
US Treasury Notes 0.5% 5/31/2027	0.69	43,000	41,102
US Treasury Notes 0.5% 6/30/2027	0.48 to 0.49	856,000	816,377
US Treasury Notes 0.5% 8/31/2027	0.46 to 1.19	2,377,000	2,256,014
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.76	2,407,000	2,274,427
US Treasury Notes 0.625% 12/31/2027	0.76 to 0.84	1,696,000	1,598,878
US Treasury Notes 0.625% 3/31/2027	0.63	884,000	850,470
US Treasury Notes 0.625% 8/15/2030	1.55 to 1.70	644,000	561,714
US Treasury Notes 0.75% 1/31/2028	0.79 to 1.00	4,807,000	4,533,977
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.37	5,030,000	4,774,570
US Treasury Notes 1.125% 8/31/2028	1.07 to 1.42	5,215,000	4,893,952
US Treasury Notes 1.25% 12/31/2026	1.42 to 2.91	7,670,000	7,478,550
US Treasury Notes 1.25% 3/31/2028	1.23 to 1.34	4,619,000	4,389,854
US Treasury Notes 1.25% 4/30/2028	1.23 to 1.29	3,357,000	3,184,036
US Treasury Notes 1.25% 5/31/2028	1.24	2,807,000	2,657,659
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.02	3,624,000	3,424,822
US Treasury Notes 1.25% 8/15/2031	3.02 to 3.09	3,247,000	2,843,408
US Treasury Notes 1.25% 9/30/2028	1.34 to 1.44	2,821,000	2,651,520
US Treasury Notes 1.375% 10/31/2028	1.45 to 2.02	7,420,000	6,986,394
US Treasury Notes 1.375% 12/31/2028	1.71 to 2.71	2,240,000	2,102,275
US Treasury Notes 1.5% 1/31/2027	0.69 to 3.03	5,829,000	5,689,650
US Treasury Notes 1.5% 11/30/2028	1.77 to 1.79	1,062,000	1,001,972
US Treasury Notes 1.5% 2/15/2030	1.62	724,000	666,165
US Treasury Notes 1.625% 5/15/2031	3.75	9,580,000	8,626,865
US Treasury Notes 1.625% 8/15/2029	0.69 to 1.93	2,954,000	2,762,221
US Treasury Notes 1.75% 1/31/2029	1.86 to 2.36	4,210,000	3,988,975
US Treasury Notes 1.875% 2/28/2029	3.07	820,000	778,968
US Treasury Notes 2% 11/15/2026	1.54 to 3.18	562,000	553,311
US Treasury Notes 2.25% 11/15/2027	3.19	255,000	248,964
US Treasury Notes 2.25% 2/15/2027	2.51 to 4.77	4,017,000	3,953,764
US Treasury Notes 2.25% 8/15/2027	2.66 to 3.05	1,371,000	1,341,973
US Treasury Notes 2.375% 5/15/2027	2.54 to 2.88	1,576,000	1,549,836
US Treasury Notes 2.375% 5/15/2029	1.88 to 2.12	473,000	455,355
US Treasury Notes 2.5% 3/31/2027	3.06	2,870,000	2,830,089
US Treasury Notes 2.625% 2/15/2029	1.60 to 2.72	1,038,000	1,009,942
US Treasury Notes 2.625% 5/31/2027	2.84	3,110,000	3,067,966
US Treasury Notes 2.625% 7/31/2029	2.87 to 3.15	13,410,000	12,990,414
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.24	629,000	619,172
US Treasury Notes 2.75% 4/30/2027	2.90 to 2.93	1,920,000	1,898,550
US Treasury Notes 2.75% 7/31/2027	2.91 to 3.18	4,190,000	4,136,643
US Treasury Notes 2.75% 8/15/2032	3.10 to 4.02	13,225,000	12,428,917
US Treasury Notes 2.875% 4/30/2029	3.03	290,000	283,939
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.72	231,000	227,652
US Treasury Notes 2.875% 8/15/2028	1.32 to 2.86	1,186,000	1,167,422
US Treasury Notes 3.125% 11/15/2028	1.98 to 3.01	331,000	327,574
US Treasury Notes 3.125% 8/31/2027	3.27 to 3.69	3,090,000	3,068,877
US Treasury Notes 3.125% 8/31/2029	3.21 to 3.61	2,250,000	2,216,689
US Treasury Notes 3.25% 6/30/2027	2.89 to 3.15	3,320,000	3,305,345
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.02	1,750,000	1,732,979
US Treasury Notes 3.375% 5/15/2033	3.96	960,000	931,800
US Treasury Notes 3.375% 9/15/2027	3.56	3,650,000	3,640,447
US Treasury Notes 3.375% 9/15/2028	3.62	8,810,000	8,782,469
US Treasury Notes 3.5% 1/31/2028	3.49 to 3.77	5,420,000	5,420,000
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.07	5,650,000	5,635,213
US Treasury Notes 3.5% 10/15/2028	3.48 to 3.60	33,130,000	33,130,000
US Treasury Notes 3.5% 11/15/2028	3.49	12,510,000	12,512,932
US Treasury Notes 3.5% 11/30/2030	3.60	2,890,000	2,877,130
US Treasury Notes 3.5% 2/15/2033	3.75 to 4.06	7,830,000	7,676,153
US Treasury Notes 3.5% 4/30/2028	3.41 to 4.02	4,370,000	4,370,576
US Treasury Notes 3.5% 4/30/2030	3.71 to 4.70	7,080,000	7,057,322
US Treasury Notes 3.5% 9/30/2029	3.57	1,460,000	1,457,320
US Treasury Notes 3.625% 10/31/2030	3.71	5,320,000	5,324,572
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	2,180,000	2,186,557
US Treasury Notes 3.625% 3/31/2030	3.55	410,000	410,769
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	13,510,000	13,553,802
US Treasury Notes 3.625% 8/15/2028	3.61 to 3.68	28,410,000	28,507,659
US Treasury Notes 3.625% 8/31/2029	3.71	5,210,000	5,223,432
US Treasury Notes 3.625% 8/31/2030	3.69	7,520,000	7,527,637
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.15	9,740,000	9,705,758
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.90	22,450,000	22,397,383
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	8,390,000	8,450,303
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	3,600,000	3,620,672
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.82	18,850,000	18,958,240
US Treasury Notes 3.75% 5/15/2028	3.83 to 4.00	35,560,000	35,780,134
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.23	1,860,000	1,872,642
US Treasury Notes 3.75% 6/30/2030	3.86 to 4.23	6,970,000	7,017,102
US Treasury Notes 3.75% 8/31/2031	3.63	2,030,000	2,037,057
US Treasury Notes 3.875% 10/15/2027	4.16	5,980,000	6,018,076
US Treasury Notes 3.875% 11/30/2029	3.45 to 3.80	3,970,000	4,016,058
US Treasury Notes 3.875% 12/31/2029	3.58 to 4.05	5,560,000	5,624,505
US Treasury Notes 3.875% 3/15/2028	3.88	9,070,000	9,146,882
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.11	15,380,000	15,564,440
US Treasury Notes 3.875% 5/31/2027	4.01	10,760,000	10,809,597
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.86	23,390,000	23,611,108
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.96	12,400,000	12,549,672
US Treasury Notes 3.875% 7/15/2028	3.84 to 3.88	19,150,000	19,332,523
US Treasury Notes 3.875% 7/31/2030	3.95	6,940,000	7,022,955
US Treasury Notes 3.875% 8/15/2033	4.27 to 4.71	4,340,000	4,348,138
US Treasury Notes 3.875% 8/31/2032	3.97	1,030,000	1,036,075
US Treasury Notes 3.875% 9/30/2029	3.96 to 4.11	5,080,000	5,138,142
US Treasury Notes 3.875% 9/30/2032	3.93	8,420,000	8,466,047
US Treasury Notes 4% 1/15/2027	4.02 to 4.10	7,640,000	7,672,231
US Treasury Notes 4% 1/31/2029	3.87 to 4.22	11,640,000	11,807,325
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	9,240,000	9,398,813
US Treasury Notes 4% 10/31/2029	3.73 to 4.14	10,290,000	10,455,203
US Treasury Notes 4% 11/15/2035	4.02	6,310,000	6,300,141
US Treasury Notes 4% 12/15/2027	4.22 to 4.32	32,340,000	32,659,911
US Treasury Notes 4% 2/15/2034	4.35 to 4.69	6,580,000	6,631,920
US Treasury Notes 4% 2/29/2028	4.17	3,620,000	3,659,028
US Treasury Notes 4% 3/31/2030	3.95	8,710,000	8,856,301
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	23,490,000	23,835,009
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	21,070,000	21,432,964
US Treasury Notes 4% 6/30/2028	4.01 to 4.25	9,110,000	9,225,654
US Treasury Notes 4% 6/30/2032	3.99 to 4.18	11,460,000	11,621,604
US Treasury Notes 4% 7/31/2029	3.94	4,650,000	4,722,293
US Treasury Notes 4% 7/31/2030	4.38	1,020,000	1,037,611
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	18,350,000	18,600,162
US Treasury Notes 4.125% 10/31/2027	4.25	1,580,000	1,597,837
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.31	13,400,000	13,675,852
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.38	13,820,000	14,129,870
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.20	21,290,000	21,533,671
US Treasury Notes 4.125% 11/15/2032	3.36 to 3.95	9,650,000	9,848,654
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.44	10,860,000	11,086,533
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.32	6,970,000	7,126,008
US Treasury Notes 4.125% 2/15/2027	4.30 to 4.48	17,430,000	17,538,257
US Treasury Notes 4.125% 2/28/2027	3.63	8,110,000	8,161,321
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	10,110,000	10,330,366
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.66	12,990,000	13,233,055
US Treasury Notes 4.125% 3/31/2031	4.43 to 4.66	8,030,000	8,215,694
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.11	6,630,000	6,774,254
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	5,800,000	5,925,056
US Treasury Notes 4.125% 7/31/2031	3.68 to 3.96	15,070,000	15,414,193
US Treasury Notes 4.125% 8/31/2030	4.63	880,000	899,869
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	15,030,000	15,257,211
US Treasury Notes 4.25% 1/31/2030	4.33	10,630,000	10,907,792
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	16,370,000	16,737,046
US Treasury Notes 4.25% 11/30/2026	3.70 to 3.82	46,380,000	46,650,309
US Treasury Notes 4.25% 2/15/2028	3.98 to 4.08	22,760,000	23,121,524
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	7,430,000	7,595,143
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	6,710,000	6,905,796
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.49	23,610,000	24,096,956
US Treasury Notes 4.25% 6/30/2029	4.34	4,530,000	4,638,295
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	6,210,000	6,392,176
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.27	3,530,000	3,598,394
US Treasury Notes 4.375% 1/31/2032	4.44	4,670,000	4,836,186
US Treasury Notes 4.375% 11/30/2028	3.79 to 4.29	6,830,000	6,998,082
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	8,470,000	8,761,156
US Treasury Notes 4.375% 12/15/2026	3.98 to 4.15	10,500,000	10,579,986
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.41	9,890,000	10,191,722
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.49	8,680,000	8,973,628
US Treasury Notes 4.375% 7/15/2027	4.10 to 4.26	14,500,000	14,689,456
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.70	14,380,000	14,991,150
US Treasury Notes 4.5% 4/15/2027	4.77 to 4.88	10,820,000	10,952,291
US Treasury Notes 4.5% 5/15/2027	4.51 to 4.74	16,650,000	16,870,482
US Treasury Notes 4.5% 5/31/2029	4.49	990,000	1,021,363
US Treasury Notes 4.625% 11/15/2026	4.47 to 4.50	6,220,000	6,276,806
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	18,370,000	19,299,257
US Treasury Notes 4.625% 4/30/2029	4.72	5,660,000	5,858,542
US Treasury Notes 4.625% 4/30/2031	4.49 to 4.71	8,070,000	8,454,586
US Treasury Notes 4.625% 5/31/2031	4.25 to 4.49	10,900,000	11,420,731
US Treasury Notes 4.625% 6/15/2027	4.41 to 4.52	11,480,000	11,662,514
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.68	3,820,000	3,936,092
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.96	17,470,000	17,745,698
US Treasury Notes 4.875% 10/31/2028	4.65 to 4.82	3,722,000	3,862,447
US Treasury Notes 4.875% 10/31/2030	4.36 to 4.89	7,650,000	8,081,508
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,621,377,100)			1,612,313,676

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $32,625,838)	4.02	32,619,315	32,625,838

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $3,622,225,289)	3,561,077,510
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(112,355,262)
NET ASSETS - 100.0%	3,448,722,248

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(8,450,000)	(8,440,757)
Ginnie Mae II Pool 5.5% 12/1/2055	(14,700,000)	(14,849,297)
Ginnie Mae II Pool 6% 1/1/2056	(1,600,000)	(1,630,937)
Ginnie Mae II Pool 6% 12/1/2055	(2,950,000)	(3,006,004)
Ginnie Mae II Pool 6.5% 12/1/2055	(1,500,000)	(1,545,820)
Uniform Mortgage Backed Securities 2% 12/1/2055	(1,200,000)	(976,875)
Uniform Mortgage Backed Securities 3% 12/1/2055	(1,050,000)	(932,613)
Uniform Mortgage Backed Securities 3.5% 12/1/2055	(18,100,000)	(16,742,500)
Uniform Mortgage Backed Securities 5% 12/1/2055	(1,500,000)	(1,497,188)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(3,100,000)	(3,139,234)
Uniform Mortgage Backed Securities 6% 12/1/2055	(5,650,000)	(5,785,512)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(58,546,737)

TOTAL TBA SALE COMMITMENTS (Proceeds $58,484,068)		(58,546,737)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Zero coupon bond which is issued at a discount.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,422,618 or 0.2% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	35,589,876	141,929,364	144,893,568	170,095	166	-	32,625,838	32,619,315	0.1%
Total	35,589,876	141,929,364	144,893,568	170,095	166	-	32,625,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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